Schedule of Investments

AllianzGI Convertible Fund

December 31, 2020 (unaudited)

	Principal Amount (000s)	Value

CONVERTIBLE BONDS & NOTES—82.4%

Airlines—1.4%
Air Canada (a)(b),
4.00%, 7/1/25	$7,310	$10,818,800
Southwest Airlines Co.,
1.25%, 5/1/25	17,830	25,987,225

		36,806,025

Auto Manufacturers—4.8%
Tesla, Inc.,
2.00%, 5/15/24	11,475	130,492,552

Banks—1.1%
BofA Finance LLC,
0.125%, 9/1/22	13,030	15,219,040
JPMorgan Chase Bank N.A. (a)(b),
0.125%, 1/1/23	11,305	13,106,734

		28,325,774

Biotechnology—4.3%
Apellis Pharmaceuticals Inc (a)(b),
3.50%, 9/15/26	5,235	8,822,180
Exact Sciences Corp.,
0.375%, 3/15/27	16,670	23,152,045
0.375%, 3/1/28	6,385	8,338,759
Guardant Health, Inc. (a)(b),
zero coupon, 11/15/27	17,890	21,021,211
Halozyme Therapeutics, Inc. (a)(b),
1.25%, 12/1/24	8,310	15,623,854
Illumina, Inc.,
zero coupon, 8/15/23	9,165	10,421,572
Insmed, Inc.,
1.75%, 1/15/25	12,095	13,633,623
NeoGenomics, Inc.,
1.25%, 5/1/25	8,495	13,898,908

		114,912,152

Capital Markets—0.8%
Colony Capital Operating Co. LLC (a)(b),
5.75%, 7/15/25	10,125	22,767,767

Commercial Services—4.4%
Chegg, Inc. (a)(b),
zero coupon, 9/1/26	29,930	33,617,897
Sabre GLBL, Inc. (a)(b),
4.00%, 4/15/25	7,540	13,568,230
Shift4 Payments, Inc. (a)(b),
zero coupon, 12/15/25	16,910	20,719,565
Square, Inc.,
0.125%, 3/1/25 (a)(b)	7,945	14,991,737
0.25%, 11/1/27 (a)(b)	12,585	14,008,915
0.50%, 5/15/23	7,975	22,359,212

		119,265,556

	Principal Amount (000s)	Value

Computers—2.1%
Lumentum Holdings, Inc.,
0.50%, 12/15/26	$17,575	$21,518,830
Varonis Systems, Inc. (a)(b),
1.25%, 8/15/25	7,045	13,080,099
Zscaler, Inc. (a)(b),
0.125%, 7/1/25	14,525	21,664,296

		56,263,225

Diversified Financial Services—0.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.,
zero coupon, 8/15/23	10,085	13,627,820

Electronics—0.6%
II-VI, Inc.,
0.25%, 9/1/22	10,220	17,090,141

Energy-Alternate Sources—1.9%
Canadian Solar, Inc. (a)(b),
2.50%, 10/1/25	7,550	11,865,812
Enphase Energy, Inc. (a)(b),
0.25%, 3/1/25	10,775	24,474,024
Plug Power, Inc. (a)(b),
3.75%, 6/1/25	2,330	15,750,162

		52,089,998

Entertainment—1.1%
Penn National Gaming, Inc.,
2.75%, 5/15/26	4,055	15,316,540
Vail Resorts, Inc. (a)(b),
zero coupon, 1/1/26	13,530	13,844,254

		29,160,794

Equity Real Estate Investment Trusts (REITs)—0.9%
IIP Operating Partnership L.P. (a)(b),
3.75%, 2/21/24	3,220	9,031,846
Pebblebrook Hotel Trust,
1.75%, 12/15/26	14,605	15,602,191

		24,634,037

Healthcare-Products—5.8%
CONMED Corp.,
2.625%, 2/1/24	2,920	4,096,378
Insulet Corp.,
0.375%, 9/1/26	24,650	32,618,096
NanoString Technologies, Inc. (a)(b),
2.625%, 3/1/25	9,745	15,505,705
Natera, Inc. (a)(b),
2.25%, 5/1/27	7,530	20,249,294
Nevro Corp.,
2.75%, 4/1/25	9,760	17,793,691
Novocure Ltd. (a)(b),
zero coupon, 11/1/25	13,055	16,780,033
Omnicell, Inc. (a)(b),
0.25%, 9/15/25	8,240	11,267,843

Schedule of Investments

AllianzGI Convertible Fund

December 31, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value

Repligen Corp.,
0.375%, 7/15/24	$13,015	$22,841,325
Tandem Diabetes Care, Inc. (a)(b),
1.50%, 5/1/25	12,005	14,198,232

		155,350,597

Healthcare-Services—1.9%
Anthem, Inc.,
2.75%, 10/15/42	4,485	20,114,798
Teladoc Health, Inc. (a)(b),
1.25%, 6/1/27	25,595	30,783,230

		50,898,028

Home Builders—0.5%
Winnebago Industries, Inc.,
1.50%, 4/1/25	11,085	13,183,262

Insurance—0.5%
AXA S.A. (a)(b),
7.25%, 5/15/21	11,200	12,817,000

Internet—14.6%
Booking Holdings, Inc. (a)(b),
0.75%, 5/1/25	7,525	10,970,002
Etsy, Inc.,
0.125%, 10/1/26	2,125	4,519,345
0.125%, 9/1/27 (a)(b)	18,785	23,332,054
Farfetch Ltd. (a)(b),
3.75%, 5/1/27	2,750	11,192,529
Fiverr International Ltd. (a)(b),
zero coupon, 11/1/25	9,495	11,506,990
Match Group Financeco 2, Inc. (a)(b),
0.875%, 6/15/26	18,310	33,518,286
Okta, Inc.,
0.125%, 9/1/25	12,415	18,537,147
0.375%, 6/15/26 (a)(b)	10,240	13,176,574
Palo Alto Networks, Inc.,
0.375%, 6/1/25 (a)(b)	21,215	28,042,630
0.75%, 7/1/23	9,955	14,065,468
Pinduoduo, Inc.,
zero coupon, 12/1/25	16,965	21,007,520
RealReal, Inc. (a)(b),
3.00%, 6/15/25	4,430	6,156,440
Shopify, Inc.,
0.125%, 11/1/25	16,555	19,576,287
Snap, Inc.,
0.75%, 8/1/26	19,975	45,302,788
TechTarget, Inc. (a)(b),
0.125%, 12/15/25	12,830	13,982,746
Uber Technologies, Inc. (a)(b),
zero coupon, 12/15/25	19,640	20,190,683
Wayfair, Inc.,
0.625%, 10/1/25 (a)(b)	26,035	24,697,652
1.00%, 8/15/26	4,990	8,387,524
Zendesk, Inc. (a)(b),
0.625%, 6/15/25	11,675	17,231,169
Zillow Group, Inc.,
1.50%, 7/1/23	3,120	5,312,344
2.75%, 5/15/25	20,865	43,477,878

		394,184,056

	Principal Amount (000s)	Value

Leisure—2.4%
Callaway Golf Co. (a)(b),
2.75%, 5/1/26	$7,565	$12,067,897
NCL Corp., Ltd. (a)(b),
5.375%, 8/1/25	5,945	10,089,666
6.00%, 5/15/24	6,530	13,730,596
Royal Caribbean Cruises Ltd. (a)(b),
2.875%, 11/15/23	8,435	10,122,000
4.25%, 6/15/23	14,690	19,600,041

		65,610,200

Machinery-Diversified—0.6%
Chart Industries, Inc. (a)(b),
1.00%, 11/15/24	7,660	16,084,593

Media—2.0%
Liberty Broadband Corp. (a)(b),
2.75%, 9/30/50	14,580	15,633,582
Liberty Media Corp.,
1.00%, 1/30/23	12,510	15,995,545
1.375%, 10/15/23	18,015	22,861,013

		54,490,140

Oil, Gas & Consumable Fuels—1.5%
EQT Corp. (a)(b),
1.75%, 5/1/26	18,555	21,927,402
Pioneer Natural Resources Co. (a)(b),
0.25%, 5/15/25	13,790	18,391,566

		40,318,968

Pharmaceuticals—2.4%
DexCom, Inc.,
0.75%, 12/1/23	6,860	15,614,167
Jazz Investments I Ltd. (a)(b),
2.00%, 6/15/26	13,035	17,028,331
Pacira BioSciences, Inc. (a)(b),
0.75%, 8/1/25	11,800	13,328,194
Revance Therapeutics, Inc. (a)(b),
1.75%, 2/15/27	7,795	8,781,074
Sarepta Therapeutics, Inc.,
1.50%, 11/15/24	4,580	11,240,657

		65,992,423

Real Estate—0.5%
Redfin Corp. (a)(b),
zero coupon, 10/15/25	10,650	12,781,573

Retail—2.8%
American Eagle Outfitters, Inc. (a)(b),
3.75%, 4/15/25	6,725	16,410,565
Burlington Stores, Inc. (a)(b),
2.25%, 4/15/25	13,800	19,185,620
Dick’s Sporting Goods, Inc. (a)(b),
3.25%, 4/15/25	7,935	14,168,934
National Vision Holdings, Inc. (a)(b),
2.50%, 5/15/25	7,210	11,644,150
RH (a)(b),
zero coupon, 9/15/24	6,740	14,754,560

		76,163,829

Schedule of Investments

AllianzGI Convertible Fund

December 31, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value

Semiconductors—6.3%
Advanced Micro Devices, Inc.,
2.125%, 9/1/26	$1,515	$17,349,163
Cree, Inc.,
0.875%, 9/1/23	4,790	8,713,905
1.75%, 5/1/26 (a)(b)	2,390	5,545,725
Inphi Corp. (a)(b),
0.75%, 4/15/25	14,490	20,402,311
Microchip Technology, Inc.,
0.125%, 11/15/24	44,958	49,772,621
Micron Technology, Inc., Ser. D,
3.125%, 5/1/32	2,930	22,063,933
ON Semiconductor Corp.,
1.625%, 10/15/23	8,940	15,001,179
Synaptics, Inc.,
0.50%, 6/15/22	15,275	21,100,612
Teradyne, Inc.,
1.25%, 12/15/23	2,915	11,027,809

		170,977,258

Software—15.4%
Akamai Technologies, Inc.,
0.125%, 5/1/25	12,900	16,030,143
Atlassian, Inc.,
0.625%, 5/1/23	10,565	30,320,283
Bandwidth, Inc. (a)(b),
0.25%, 3/1/26	5,910	10,507,033
Bill.com Holdings, Inc. (a)(b),
zero coupon, 12/1/25	15,020	17,234,313
Cerence, Inc. (a)(b),
3.00%, 6/1/25	4,360	12,288,706
Cloudflare, Inc. (a)(b),
0.75%, 5/15/25	7,320	15,656,152
Coupa Software, Inc. (a)(b),
0.375%, 6/15/26	28,075	37,894,703
Datadog, Inc. (a)(b),
0.125%, 6/15/25	9,270	12,185,196
DocuSign, Inc.,
0.50%, 9/15/23	5,530	17,261,394
Five9, Inc. (a)(b),
0.50%, 6/1/25	10,695	15,589,598
HubSpot, Inc. (a)(b),
0.375%, 6/1/25	11,960	18,516,529
LivePerson, Inc. (a)(b),
zero coupon, 12/15/26	12,515	13,733,032
MongoDB, Inc. (a)(b),
0.25%, 1/15/26	15,150	27,311,174
Nuance Communications, Inc.,
1.00%, 12/15/35	7,320	13,660,398
1.25%, 4/1/25	5,665	12,918,379
Pegasystems, Inc. (a)(b),
0.75%, 3/1/25	9,910	11,731,856
RingCentral, Inc. (a)(b),
zero coupon, 3/1/25	29,890	38,276,747
Sea Ltd. (a)(b),
2.375%, 12/1/25	3,225	7,450,924

	Principal Amount (000s)	Value

ServiceNow, Inc.,
zero coupon, 6/1/22	$2,895	$11,808,776
Splunk, Inc.,
0.50%, 9/15/23	15,110	19,788,619
Twilio, Inc.,
0.25%, 6/1/23	4,005	19,135,563
Workday, Inc.,
0.25%, 10/1/22	8,455	14,170,181
Zynga, Inc.,
zero coupon, 12/15/26 (a)(b)	6,445	6,797,943
0.25%, 6/1/24	12,705	17,008,089

		417,275,731

Telecommunications—0.5%
Nice Ltd. (a)(b),
zero coupon, 9/15/25	11,580	13,225,706

Transportation—0.8%
CryoPort, Inc. (a)(b),
3.00%, 6/1/25	4,445	8,862,496
Seaspan Corp. (a)(b),
3.75%, 12/15/25	11,230	12,105,677

		20,968,173

Total Convertible Bonds & Notes (cost—$1,619,387,151)		2,225,757,378

	Shares

CONVERTIBLE PREFERRED STOCK—14.5%

Auto Components—0.7%
Aptiv PLC, Ser. A,
5.50%, 6/15/23	130,050	20,066,715

Banks—1.9%
Bank of America Corp., Ser. L (c),
zero coupon	17,110	25,982,904
Wells Fargo & Co., Ser. L (c),
zero coupon	16,720	25,379,288

		51,362,192

Diversified Financial Services—1.4%
2020 Mandatory Exchangeable Trust (a)(b),
6.50%, 5/16/23	8,140	16,803,890
KKR & Co., Inc., Ser. C,
6.00%, 9/15/23	347,215	20,930,120

		37,734,010

Electric Utilities—1.9%
NextEra Energy, Inc.,
5.279%, 3/1/23	729,345	37,079,900
6.219%, 9/1/23	268,500	13,792,845

		50,872,745

Schedule of Investments

AllianzGI Convertible Fund

December 31, 2020 (unaudited) (continued)

	Shares	Value

Electronics—0.4%
Fortive Corp., Ser. A,
5.00%, 7/1/21	10,740	$10,778,342

Environmental Services—0.7%
GFL Environmental Inc.,
6.00%, 3/15/23	271,255	19,112,627

Hand/Machine Tools—0.9%
Stanley Black & Decker, Inc.,
5.25%, 11/15/22	224,645	25,124,297

Healthcare-Products—2.6%
Avantor, Inc., Ser. A,
6.25%, 5/15/22	272,630	24,239,533
Boston Scientific Corp., Ser. A,
5.50%, 6/1/23	26,800	2,936,476
Danaher Corp.,
4.75%, 4/15/22, Ser. A	24,330	36,924,181
5.00%, 4/15/23, Ser. B	5,010	6,518,511

		70,618,701

Insurance—0.5%
Assurant, Inc., Ser. D,
6.50%, 3/15/21	94,060	12,213,691

Pharmaceuticals—0.4%
Elanco Animal Health, Inc.,
5.00%, 2/1/23	215,690	10,534,300

Semiconductors—2.1%
Broadcom, Inc., Ser. A,
8.00%, 9/30/22	39,750	56,543,182

Telecommunications—1.0%
2020 Cash Mandatory Exchangeable Trust (a)(b),
5.25%, 6/1/23	22,540	27,074,372

Total Convertible Preferred Stock (cost—$313,469,140)		392,035,174

	Principal Amount (000s)

Repurchase Agreements—3.5%
State Street Bank and Trust Co., dated 12/31/20, 0.00%, due 1/4/21, proceeds $95,593,000; collateralized by U.S. Treasury Notes, 2.625%, due 6/30/23, valued at $97,504,896 including accrued interest (cost—$95,593,000)	$95,593	95,593,000

Total Investments (cost-$2,028,449,291)—100.4%		2,713,385,552

Liabilities in excess of other assets—(0.4)%		(10,883,157)

Net Assets—100.0%		$2,702,502,395

Notes to Schedule of Investments:

(a)

Private Placement—Restricted as to resale and may not have a readily available market. Private placement securities include Rule 144A securities. Securities with an aggregate value of $1,249,300,902, representing 46.2% of net assets.

(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $1,249,300,902, representing 46.2% of net assets.

(c)	Perpetual maturity. The date shown, if any, is the next call date.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Core Plus Bond Fund

December 31, 2020 (unaudited)

	Principal Amount (000s)	Value

CORPORATE BONDS & NOTES—51.1%

Aerospace & Defense—2.5%
BAE Systems PLC (a)(b),
1.90%, 2/15/31	$200	$202,270
Boeing Co.,
2.80%, 3/1/27	100	103,461
3.625%, 2/1/31	175	191,996
7.95%, 8/15/24	160	193,909
Litton Industries, Inc.,
7.75%, 3/15/26	120	157,931
Lockheed Martin Corp.,
2.80%, 6/15/50	44	47,699
Northrop Grumman Corp.,
5.15%, 5/1/40	100	138,479
Northrop Grumman Systems Corp.,
7.875%, 3/1/26	240	317,777

		1,353,522

Airlines—1.3%
Delta Air Lines, Inc. (a)(b),
4.50%, 10/20/25	174	186,207
7.00%, 5/1/25	175	202,163
Mileage Plus Holdings LLC (a)(b),
6.50%, 6/20/27	295	317,678

		706,048

Auto Manufacturers—1.6%
Ford Motor Credit Co. LLC,
3.35%, 11/1/22	374	381,054
4.14%, 2/15/23	410	423,325
General Motors Financial Co., Inc., Ser. C, (converts to FRN on 9/30/30) (d)(e),
5.70%, 9/30/30	60	66,300

		870,679

Banks—11.0%
Australia & New Zealand Banking Group Ltd., (converts to FRN on 7/22/25) (a)(b)(e),
2.95%, 7/22/30	227	240,032
Citigroup, Inc., (converts to FRN on 1/30/25) (d)(e),
4.70%, 1/30/25	172	177,068
Citizens Financial Group, Inc., (converts to FRN on 10/6/25) (d)(e),
5.65%, 10/6/25	340	382,568
Comerica, Inc., (converts to FRN on 10/1/25) (d)(e),
5.625%, 7/1/25	290	321,900
Credit Suisse Group AG, (converts to FRN on 8/21/26) (a)(b)(d)(e),
6.375%, 8/21/26	185	206,198
First Horizon Bank,
5.75%, 5/1/30	186	216,849
First Horizon Corp.,
4.00%, 5/26/25	676	755,827

	Principal Amount (000s)	Value

HSBC Holdings PLC, (converts to FRN on 6/17/31) (d)(e),
4.60%, 12/17/30	$291	$296,855
Huntington Bancshares, Inc., (converts to FRN on 10/15/30) (d)(e),
5.625%, 7/15/30	420	491,925
Huntington Capital Trust I, 3 mo. LIBOR + 0.700% (e),
0.914%, 2/1/27	107	99,207
JPMorgan Chase & Co., 3 mo. LIBOR + 0.950% (e),
1.164%, 1/15/87	569	491,118
Lloyds Banking Group PLC, (converts to FRN on 9/27/25) (d)(e),
7.50%, 9/27/25	440	507,100
Popular, Inc.,
6.125%, 9/14/23	275	298,002
Regions Financial Corp., Ser. D, (converts to FRN on 9/15/25) (d)(e),
5.75%, 6/15/25	340	379,610
State Street Corp., 3 mo. LIBOR + 1.000% (e),
1.217%, 6/1/77	350	301,262
Truist Financial Corp., Ser. Q, (converts to FRN on 9/1/30) (d)(e),
5.10%, 3/1/30	195	223,277
Wells Fargo & Co.,
5.95%, 12/1/86	85	113,984
Westpac Banking Corp., (converts to FRN on 2/4/25) (e),
2.894%, 2/4/30	335	351,950

		5,854,732

Beverages—0.2%
Anheuser-Busch Cos. LLC,
4.90%, 2/1/46	85	110,936

Biotechnology—0.8%
Celgene Corp.,
5.00%, 8/15/45	169	209,913
Gilead Sciences, Inc.,
2.60%, 10/1/40	195	197,341

		407,254

Building Materials—0.4%
Carrier Global Corp.,
2.722%, 2/15/30	180	192,796

Chemicals—0.3%
Air Products and Chemicals, Inc.,
2.80%, 5/15/50	123	133,854

Commercial Services—0.5%
Massachusetts Institute of Technology,
2.294%, 7/1/51	245	246,182
President & Fellows of Harvard College,
3.15%, 7/15/46	34	39,939

		286,121

Schedule of Investments

AllianzGI Core Plus Bond Fund

December 31, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value

Computers—1.6%
Leidos, Inc.,
2.30%, 2/15/31 (a)(b)	$180	$184,261
4.375%, 5/15/30 (a)(b)	92	109,927
7.125%, 7/1/32	44	59,510
Seagate HDD Cayman (a)(b),
3.375%, 7/15/31	479	482,489

		836,187

Diversified Financial Services—1.8%
AerCap Ireland Capital DAC,
3.15%, 2/15/24	175	183,790
3.875%, 1/23/28	85	91,789
Avolon Holdings Funding Ltd. (a)(b),
4.25%, 4/15/26	139	150,744
4.375%, 5/1/26	50	54,145
GE Capital Funding LLC (a)(b),
4.55%, 5/15/32	255	306,181
Intercontinental Exchange, Inc.,
2.65%, 9/15/40	180	185,105

		971,754

Electric Utilities—7.3%
Berkshire Hathaway Energy Co. (a)(b),
2.85%, 5/15/51	167	171,951
CMS Energy Corp., (converts to FRN on 12/1/30) (e),
3.75%, 12/1/50	170	174,293
Commonwealth Edison Co.,
5.90%, 3/15/36	135	195,698
Consolidated Edison Co. of New York, Inc., Ser. 06-E,
5.70%, 12/1/36	45	61,870
DTE Electric Co., Ser. A,
6.625%, 6/1/36	45	66,359
Duke Energy Indiana LLC,
3.75%, 5/15/46	55	65,628
Duke Energy Ohio, Inc.,
2.125%, 6/1/30	135	141,257
Edison International,
4.95%, 4/15/25	246	280,345
Jersey Central Power & Light Co.,
6.15%, 6/1/37	190	244,215
Niagara Mohawk Power Corp. (a)(b),
1.96%, 6/27/30	375	386,007
NRG Energy, Inc. (a)(b),
3.375%, 2/15/29	480	492,324
Pacific Gas and Electric Co.,
3.75%, 2/15/24	384	409,509
3.75%, 7/1/28	140	153,012
Pennsylvania Electric Co. (a)(b),
3.25%, 3/15/28	60	64,014
3.60%, 6/1/29	125	137,041
4.15%, 4/15/25	165	180,918
PPL Capital Funding, Inc.,
5.00%, 3/15/44	80	103,649

	Principal Amount (000s)	Value

Sempra Energy, (converts to FRN on 10/15/25) (d)(e),
4.875%, 10/15/25	$145	$156,820
Southern California Edison Co.,
1.845%, 2/1/22	15	15,080
3.70%, 8/1/25, Ser. E	250	280,424
3.90%, 12/1/41	56	59,985
Toledo Edison Co.,
6.15%, 5/15/37	25	34,232

		3,874,631

Equity Real Estate Investment Trusts (REITs)—2.1%
American Tower Corp.,
4.40%, 2/15/26	240	277,692
Crown Castle International Corp.,
4.45%, 2/15/26	290	335,226
CyrusOne LP,
2.15%, 11/1/30	185	181,105
Equinix, Inc.,
1.00%, 9/15/25	345	346,026

		1,140,049

Insurance—4.1%
American International Group, Inc.,
3.40%, 6/30/30	115	131,663
6.82%, 11/15/37	20	29,504
Athene Global Funding (a)(b),
2.55%, 6/29/25	97	102,571
2.95%, 11/12/26	195	209,573
Belrose Funding Trust (a)(b),
2.33%, 8/15/30	187	192,898
Berkshire Hathaway Finance Corp.,
2.85%, 10/15/50	83	89,085
Five Corners Funding Trust II (a)(b),
2.85%, 5/15/30	307	339,246
Loews Corp.,
3.20%, 5/15/30	115	130,707
MetLife, Inc.,
9.25%, 4/8/68 (a)(b)	55	83,963
10.75%, 8/1/69	304	517,438
New York Life Insurance Co. (a)(b),
4.45%, 5/15/69	105	141,457
Northwestern Mutual Life Insurance Co. (a)(b),
3.85%, 9/30/47	170	202,103

		2,170,208

Internet—0.2%
Amazon.com, Inc.,
2.70%, 6/3/60	121	128,715

Lodging—1.4%
Marriott International, Inc.,
5.75%, 5/1/25	640	748,321

Schedule of Investments

AllianzGI Core Plus Bond Fund

December 31, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value

Media—2.7%
Charter Communications Operating LLC,
4.908%, 7/23/25	$50	$58,111
Comcast Corp.,
3.75%, 4/1/40	181	218,264
Time Warner Cable LLC,
4.50%, 9/15/42	115	134,218
6.55%, 5/1/37	45	62,113
Time Warner Entertainment Co., L.P.,
8.375%, 7/15/33	250	386,759
ViacomCBS, Inc.,
4.20%, 5/19/32	124	149,677
6.25%, 2/28/57 (converts to FRN on 2/28/27) (e)	152	170,980
Walt Disney Co.,
3.60%, 1/13/51	104	126,522
7.30%, 4/30/28	100	136,470

		1,443,114

Oil, Gas & Consumable Fuels—2.9%
Boston Gas Co. (a)(b),
3.15%, 8/1/27	204	225,564
BP Capital Markets PLC, (converts to FRN on 6/22/30) (d)(e),
4.875%, 3/22/30	248	277,314
Cenovus Energy, Inc.,
3.00%, 8/15/22	110	112,227
3.80%, 9/15/23	55	57,314
Diamondback Energy, Inc.,
3.25%, 12/1/26	172	184,339
4.75%, 5/31/25	129	145,270
Hess Corp.,
7.125%, 3/15/33	87	113,676
NiSource, Inc.,
1.70%, 2/15/31	190	189,001
Petroleos Mexicanos,
4.50%, 1/23/26	255	255,095

		1,559,800

Pharmaceuticals—1.7%
Allergan Funding SCS,
3.80%, 3/15/25	145	154,634
Cigna Corp.,
4.80%, 8/15/38	115	149,554
CVS Health Corp.,
2.70%, 8/21/40	275	278,823
Johnson & Johnson,
2.45%, 9/1/60	180	187,736
Takeda Pharmaceutical Co., Ltd.,
3.175%, 7/9/50	100	106,857

		877,604

Pipelines—3.1%
El Paso Natural Gas Co. LLC,
8.375%, 6/15/32	125	177,134

	Principal Amount (000s)	Value

Energy Transfer Operating L.P.,
2.90%, 5/15/25	$252	$266,670
4.75%, 1/15/26	295	332,857
6.50%, 2/1/42	110	134,476
7.125%, 5/15/30 (converts to FRN on 5/15/30) (d)(e)	341	324,803
Kinder Morgan Energy Partners L.P.,
7.50%, 11/15/40	30	42,979
Plains All American Pipeline L.P.,
6.125%, 11/15/22, Ser. B (converts to FRN on 11/15/22) (d)(e)	332	270,580
6.65%, 1/15/37	95	116,434

		1,665,933

Retail—0.2%
Lowe’s Cos, Inc.,
3.00%, 10/15/50	100	107,398

Semiconductors—1.2%
Broadcom Corp.,
3.875%, 1/15/27	405	455,517
Broadcom, Inc.,
4.70%, 4/15/25	145	166,154

		621,671

Telecommunications—1.9%
AT&T, Inc.,
3.10%, 2/1/43	181	183,999
3.50%, 9/15/53 (a)(b)	85	85,478
T-Mobile USA, Inc. (a)(b),
3.50%, 4/15/25	359	397,166
3.75%, 4/15/27	295	336,714

		1,003,357

Transportation—0.3%
Kansas City Southern,
3.50%, 5/1/50	110	123,168
4.30%, 5/15/43	25	29,811

		152,979

Total Corporate Bonds & Notes (cost—$25,661,466)		27,217,663

ASSET-BACKED SECURITIES—23.0%
American Express Credit Account (e),
1 mo. LIBOR + 0.320%, 0.479%, 10/15/25 Series 2018-3, Class A	100	100,447
1 mo. LIBOR + 0.340%, 0.499%, 12/15/25 Series 2018-5, Class A	500	501,631
Bain Capital Credit CLO, 3 mo. LIBOR + 0.960%, Series 2018-1A, Class A1 (a)(b)(e),
1.169%, 4/23/31	80	79,751
Carmax Auto Owner Trust,
2.03%, 6/16/25 Series 2020-1, Class A4	585	609,542
2.30%, 4/15/25 Series 2019-3, Class A4	30	31,323
2.60%, 6/16/25 Series 2019-3, Class C	400	417,310

Schedule of Investments

AllianzGI Core Plus Bond Fund

December 31, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value

Chesapeake Funding II LLC, Series 2019-2A, Class C (a)(b),
2.27%, 9/15/31	$400	$408,629
Citibank Credit Card Issuance Trust, 1 mo. LIBOR + 0.620%, Series 2017-A5, Class A5 (e),
0.764%, 4/22/26	715	723,347
CNH Equipment Trust, Series 2019-B, Class A3,
2.52%, 8/15/24	105	107,115
Discover Card Execution Note Trust, 1 mo. LIBOR + 0.360%, Series 2017-A7, Class A7 (e),
0.519%, 4/15/25	800	802,440
Dryden 68 CLO Ltd., 3 mo. LIBOR + 1.310%, Series 2019-68A, Class A (a)(b)(e),
1.547%, 7/15/32	515	515,708
Ford Credit Auto Owner Trust (a)(b),
2.04%, 8/15/31 Series 2020-1, Class A	232	244,909
3.19%, 7/15/31 Series 2018-1, Class A	260	286,078
GM Financial Automobile Leasing Trust, Series 2019-3, Class C,
2.35%, 7/20/23	400	406,810
GM Financial Consumer Automobile Receivables Trust 2020-2, Series 2020, Class A3,
1.49%, 12/16/24	70	71,312
HPEFS Equipment Trust (a)(b),
2.21%, 9/20/29 Series 2019-1A, Class A3	507	513,113
2.49%, 9/20/29 Series 2019-1A, Class C	400	408,348
Hyundai Auto Receivables Trust,
2.40%, 6/15/26 Series 2019-B, Class C	600	627,293
2.66%, 6/15/23 Series 2019-A, Class A3	1,536	1,561,062
John Deere Owner Trust, Series 2019-B, Class A2,
2.28%, 5/16/22	83	83,296
Madison Park Funding XI Ltd., 3 mo. LIBOR + 1.160%, Series 2013-11A, Class AR (a)(b)(e),
1.369%, 7/23/29	250	250,275
MVW LLC, Series 2019-2A, Class A (a)(b),
2.22%, 10/20/38	447	461,097
Nissan Auto Receivables Owner Trust, Series 2019-A, Class A3,
2.90%, 10/16/23	407	415,118
Octagon Investment Partners 30 Ltd., 3 mo. LIBOR + 1.320%, Series 2017-1A, Class A1 (a)(b)(e),
1.538%, 3/17/30	566	567,493
Race Point IX CLO Ltd., 3 mo. LIBOR + 1.210%, Series 2015-9A, Class A1 (a)(b)(e),
1.447%, 10/15/30	194	194,543

	Principal Amount (000s)	Value

Sofi Consumer Loan Program LLC, Series 2016-3, Class B (a)(b)(e),
4.49%, 12/26/25	$303	$305,216
Toyota Auto Receivables Owner Trust, Series 2020-C, Class A3,
0.44%, 10/15/24	310	311,145
Vantage Data Centers LLC, Series 2020-1A, Class A2 (a)(b),
1.645%, 9/15/45	250	252,438
Verizon Owner Trust, Series 2019-C, Class A1A,
1.94%, 4/22/24	755	771,467
Volvo Financial Equipment Master Owner Trust, 1 mo. LIBOR + 0.520%, Series 2018-A, Class A (a)(b)(e),
0.679%, 7/17/23	253	253,833

Total Asset-Backed Securities (cost—$12,125,721)		12,282,089

U.S. GOVERNMENT AGENCY SECURITIES—17.4%
Fannie Mae, MBS, Pool,
2.50%, 11/1/31, 15 Year	314	331,191
2.50%, 7/1/40, 20 Year	442	466,829
3.00%, 7/1/50, 30 Year	193	206,733
3.50%, 1/1/46, 30 Year	1,346	1,453,224
Fannie Mae UMBS, MBS, TBA, 30 Year (c),
1.50%, 02/12/2051	2,225	2,245,161
2.00%, 02/12/2051	1,785	1,850,820
United States Small Business Administration, ABS,
1.21%, 12/1/45 Series 2020-25, Class L1	150	151,560
2.60%, 6/1/39 Series 2019-20, Class F1	36	38,065
2.69%, 7/1/44 Series 2019-25, Class G1	145	156,638
2.88%, 5/1/39 Series 2019-20, Class E1	200	214,930
2.92%, 1/1/38 Series 2018-20, Class A1	211	230,657
3.20%, 3/1/39 Series 2019-20, Class C1	110	120,500
3.26%, 2/1/39 Series 2019-20, Class B1	99	108,692
3.37%, 1/1/39 Series 2019-20, Class A1	259	283,413
3.50%, 5/1/38 Series 2018-20, Class E1	251	278,734
3.53%, 9/1/38 Series 2018-20, Class I1	326	362,290
3.54%, 7/1/38 Series 2018-20, Class G1	240	266,617
3.58%, 8/1/38 Series 2018-20, Class H1	465	517,641

Total U.S. Government Agency Securities (cost—$9,052,251)		9,283,695

U.S. TREASURY OBLIGATIONS—13.2%
U.S. Treasury Bonds,
1.375%, 8/15/50	932	871,784
U.S. Treasury Notes,
0.125%, 11/30/22	756	756,177
0.25%, 11/15/23	386	387,146
0.375%, 11/30/25	1,238	1,239,838

Schedule of Investments

AllianzGI Core Plus Bond Fund

December 31, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value

0.625%, 11/30/27	$125	$124,961
0.875%, 11/15/30	815	811,753
2.25%, 2/15/21 (g)	1,845	1,849,612
2.375%, 3/15/21	970	974,320

Total U.S. Treasury Obligations (cost—$7,026,869)		7,015,591

	Shares

PREFERRED STOCK—1.3%

Banks—1.3%
Citigroup Capital XIII, 3 mo. LIBOR + 6.370% (e),
6.584%, 10/30/40	11,980	341,430
Wells Fargo & Co. (d),
4.75%, 3/15/21	13,260	350,329

Total Preferred Stock (cost—$662,428)		691,759

	Principal Amount (000s)

Repurchase Agreements—0.8%
State Street Bank and Trust Co., dated 12/31/20, 0.00%, due 1/4/21, proceeds $424,000; collateralized by U.S. Treasury Notes, 2.625%, due 6/30/23, valued at $432,486 including accrued interest (cost—$424,000)	$424	424,000

Total Investments (cost-$54,952,735)—106.8%		56,914,797

Liabilities in excess of other assets (f)—(6.8)%		(3,624,151)

Net Assets—100.0%		$53,290,646

Notes to Schedule of Investments:

(a)

Private Placement—Restricted as to resale and may not have a readily available market. Private placement securities include Rule 144A securities. Securities with an aggregate value of $11,132,714, representing 20.9% of net assets.

(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $11,132,714, representing 20.9% of net assets.

(c)	When-issued or delayed-delivery. To be settled/delivered after December 31, 2020.
(d)	Perpetual maturity. The date shown, if any, is the next call date.
(e)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2020.

(f)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2020:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	15	3/31/21	$3,000	$3,315	$3,008
U.S. Long Bond	18	3/22/21	1,800	3,117	(40,097)
U.S. Ultra Treasury Bond	7	3/22/21	700	1,495	(18,383)

					$(55,472)

Short position contracts:
5-Year U.S. Treasury Note	(8)	3/31/21	$(800)	$(1,009)	$(2,196)
10-Year Ultra U.S. Treasury Bond	(33)	3/22/21	(3,300)	(5,160)	22,992

					$20,796

					$(34,676)

Schedule of Investments

AllianzGI Core Plus Bond Fund

December 31, 2020 (unaudited) (continued)

Credit default swaps agreements outstanding at December 31, 2020:

Centrally cleared buy protection swap agreements(1):

Broker (Exchange)/ Reference Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Pay Rate	Payment Frequency	Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs (ICE):
American Express Co.	$595	0.35%	12/20/25	(1.00)%	Quarterly	$(20,060)	$(19,089)	$(971)
Citigroup Inc.	595	0.56%	12/20/25	(1.00)%	Quarterly	(13,686)	(12,001)	(1,685)
Energy Transfer Operating, L.P.	995	1.17%	12/20/25	(1.00)%	Quarterly	4,821	22,045	(17,224)
Hess Corp.	615	1.46%	12/20/25	(1.00)%	Quarterly	12,915	32,722	(19,807)
Marathon Petroleum Corp.	485	0.95%	12/20/25	(5.00)%	Quarterly	(96,692)	(95,795)	(897)
Marriott International, Inc.	360	0.88%	6/20/25	(1.00)%	Quarterly	(3,434)	35,046	(38,480)
McKesson Corp.	565	0.40%	12/20/25	(1.00)%	Quarterly	(17,425)	(14,014)	(3,411)
Morgan Stanley	610	0.53%	12/20/25	(1.00)%	Quarterly	(14,975)	(14,190)	(785)
Prudential Financial, Inc.	565	0.58%	12/20/25	(1.00)%	Quarterly	(12,672)	(13,142)	470
Simon Property Group, L.P.	725	1.01%	12/20/25	(1.00)%	Quarterly	(1,692)	16,842	(18,534)

						$(162,900)	$(61,576)	$(101,324)

Centrally cleared sell protection swap agreements(2):

Broker (Exchange)/ Referenced Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Received Rate	Payment Frequency	Value(5)	Upfront Premiums Paid	Unrealized Appreciation
Goldman Sachs (ICE):
CDX.NA.HY.35	$3,445	2.95%	12/20/25	5.00%	Quarterly	$327,514	$148,524	$178,990

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at December 31, 2020 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)

At December 31, 2020, the Fund pledged $184,347 in cash as collateral for futures contracts and held $86,939 in cash as collateral for swap contracts. The Fund also pledged U.S. Treasury Obligations valued at $236,369 as collateral for swap contracts.

Glossary:

ABS—Asset-Backed Securities

CDX—Credit Derivatives Index

CLO—Collateralized Loan Obligation

FRN—Floating Rate Note

ICE—Intercontinental Exchange

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Securities

TBA—To Be Announced

UMBS—Uniform Mortgage-Backed Securities

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

December 31, 2020 (unaudited)

	Shares	Value

COMMON STOCK—97.8%

Brazil—1.1%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	10,200	$58,169
Qualicorp Consultoria e Corretora de Seguros S.A.	6,900	46,716
Sao Martinho S.A.	15,900	84,024

		188,909

Canada—0.9%
Manulife Financial Corp.	8,296	147,619

China—43.3%
Alibaba Group Holding Ltd. (e)	9,500	276,303
Alibaba Group Holding Ltd. ADR (e)	2,125	494,551
Baidu, Inc. ADR (e)	800	172,992
BYD Electronic International Co., Ltd.	35,500	186,243
China Galaxy Securities Co., Ltd., Class A	153,796	294,172
China Merchants Bank Co., Ltd., Class H	75,000	474,453
China Yuhua Education Corp., Ltd. (a)	94,000	81,975
Chongqing Brewery Co., Ltd., Class A	7,000	127,484
G-bits Network Technology Xiamen Co., Ltd.	1,068	69,620
Geely Automobile Holdings Ltd.	36,000	123,268
Great Wall Motor Co., Ltd., Class H	76,000	261,485
Greenland Holdings Corp., Ltd., Class A	95,785	85,338
Haidilao International Holding Ltd. (a)	8,000	61,693
Hisense Home Appliances Group Co., Ltd., Class H	27,000	41,582
JD.com, Inc. ADR (e)	8,730	767,367
JD.com, Inc., Class A (e)	2,300	101,297
Lenovo Group Ltd.	94,000	88,867
Luzhou Laojiao Co., Ltd., Class A	5,441	188,244
Meituan, Class B (e)	9,200	346,320
NetEase, Inc.	4,100	78,318
New Oriental Education & Technology Group, Inc. ADR (e)	1,700	315,877
NIO, Inc. ADR (e)	1,515	73,841
Ping An Insurance Group Co. of China Ltd., Class H	29,000	352,919
Poly Developments and Holdings Group Co., Ltd., Class A	69,300	167,417
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	5,000	325,261
Shenzhou International Group Holdings Ltd.	3,400	66,634
Shimao Group Holdings Ltd.	35,000	111,486
Tencent Holdings Ltd.	16,600	1,194,432
Wuliangye Yibin Co., Ltd., Class A	4,101	183,152
Xiaomi Corp., Class B (a)(e)	19,600	83,305
Zhongsheng Group Holdings Ltd.	12,500	89,292

		7,285,188

Denmark—1.1%
Pandora A/S	1,702	190,484

	Shares	Value

Germany—2.8%
Daimler AG	6,726	$476,734

India—4.3%
Apollo Tyres Ltd.	31,169	76,078
Bajaj Auto Ltd.	1,397	65,936
HDFC Bank Ltd. ADR (e)	5,665	409,353
Reliance Industries Ltd.	6,556	178,381

		729,748

Indonesia—0.7%
Indofood Sukses Makmur Tbk PT	151,600	73,942
Media Nusantara Citra Tbk PT (e)	527,000	42,821

		116,763

Japan—0.2%
Astellas Pharma, Inc.	2,600	40,258

Korea (Republic of)—20.6%
CJ CheilJedang Corp.	847	297,484
Hana Financial Group, Inc.	4,902	156,135
Hankook Tire & Technology Co., Ltd.	5,385	195,638
Hotel Shilla Co., Ltd.	655	49,691
Hyundai Mobis Co., Ltd.	310	72,964
Kakao Corp. (e)	207	74,276
Kia Motors Corp.	10,359	596,852
KIWOOM Securities Co., Ltd.	1,045	122,077
LG Electronics, Inc. (e)	5,179	644,898
Samsung Electronics Co., Ltd.	16,694	1,246,632

		3,456,647

Mexico—0.4%
Gruma S.A.B de C.V., Class B	6,220	74,057

Philippines—0.3%
Globe Telecom, Inc.	1,040	44,009

Poland—0.4%
Dino Polska S.A. (a)(e)	912	70,729

Russian Federation—1.3%
Mobile TeleSystems PJSC ADR	24,460	218,917

Singapore—0.3%
IGG, Inc.	43,000	45,086

South Africa—0.4%
Naspers Ltd., Class N	358	73,309

Switzerland—1.9%
Roche Holding AG	895	311,727

Taiwan—8.9%
Asustek Computer, Inc.	33,000	294,713
Chicony Electronics Co., Ltd.	14,000	43,025
Chlitina Holding Ltd.	7,000	49,408
Chong Hong Construction Co., Ltd.	23,000	65,581
CTBC Financial Holding Co., Ltd.	120,000	84,225
First Financial Holding Co., Ltd.	147,690	112,387

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

December 31, 2020 (unaudited) (continued)

	Shares	Value

Grape King Bio Ltd.	7,000	$44,238
Lite-On Technology Corp.	97,000	172,100
Primax Electronics Ltd.	95,000	165,268
Qisda Corp.	62,000	64,025
Quanta Computer, Inc.	45,000	129,844
Wistron Corp.	238,000	263,336

		1,488,150

Thailand—0.9%
Charoen Pokphand Foods PCL (c)(d)	59,500	53,123
Sri Trang Gloves Thailand PCL (c)(d)	41,100	104,259

		157,382

Turkey—0.4%
Turkcell Iletisim Hizmetleri AS	27,373	59,133

United States—7.6%
Apple, Inc.	3,315	439,867
Mastercard, Inc., Class A	390	139,207
Microsoft Corp.	1,270	282,474
Procter & Gamble Co.	1,700	236,538
Thermo Fisher Scientific, Inc.	395	183,983

		1,282,069

Total Common Stock (cost—$10,196,928)		16,456,918

	Principal Amount (000s)

Repurchase Agreements—1.7%
State Street Bank and Trust Co., dated 12/31/20, 0.00%, due 1/4/21, proceeds $287,000; collateralized by U.S. Treasury Notes, 2.625%, due 6/30/23, valued at $292,748 including accrued interest (cost—$287,000)	$287	287,000

Total Investments (cost—$10,483,928) (b)—99.5%		16,743,918

Other assets less liabilities—0.5%		77,114

Net Assets—100.0%		$16,821,032

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $297,702, representing 1.8% of net assets.

(b)	Securities with an aggregate value of $12,342,893, representing 73.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $157,382, representing 0.9% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Technology Hardware, Storage & Peripherals	17.8%
Internet & Direct Marketing Retail	12.2%
Automobiles	9.5%
Interactive Media & Services	8.6%
Banks	7.3%
Household Durables	4.4%
Food Products	3.5%
Insurance	3.0%
Beverages	3.0%
Real Estate Management & Development	2.6%
Healthcare Equipment & Supplies	2.5%
Capital Markets	2.5%
Diversified Consumer Services	2.4%
Pharmaceuticals	2.1%
Auto Components	2.0%
Wireless Telecommunication Services	1.9%
Software	1.7%
Textiles, Apparel & Luxury Goods	1.5%
Household Products	1.4%
Entertainment	1.1%
Communications Equipment	1.1%
Life Sciences Tools & Services	1.1%
Oil, Gas & Consumable Fuels	1.1%
IT Services	0.8%
Specialty Retail	0.8%
Personal Products	0.6%
Food & Staples Retailing	0.4%
Hotels, Restaurants & Leisure	0.4%
Healthcare Providers & Services	0.3%
Media	0.2%
Repurchase Agreements	1.7%
Other assets less liabilities	0.5%

100.0%

Schedule of Investments

AllianzGI Emerging Markets Value Fund

December 31, 2020 (unaudited)

	Shares	Value

COMMON STOCK—95.5%

Brazil—3.7%
B3 S.A.—Brasil Bolsa Balcao	179,200	$2,145,522
Cia de Locacao das Americas	86,100	486,153
Magazine Luiza S.A.	221,400	1,061,649
Notre Dame Intermedica Participacoes S.A.	32,000	485,076
StoneCo Ltd., Class A (c)	19,871	1,667,574

		5,845,974

China—39.8%
A-Living Smart City Services Co., Ltd., Class H (a)	50,000	221,927
Aier Eye Hospital Group Co., Ltd., Class A	98,550	1,129,239
Alibaba Group Holding Ltd. (c)	387,900	11,281,879
Anhui Conch Cement Co., Ltd., Class H	105,500	661,175
ANTA Sports Products Ltd.	83,000	1,316,969
Bank of Ningbo Co., Ltd., Class A	86,754	469,025
China Construction Bank Corp., Class H	1,118,000	843,284
China Gas Holdings Ltd.	130,200	515,943
China Lesso Group Holdings Ltd.	296,000	463,785
China Merchants Bank Co., Ltd., Class A	228,744	1,538,700
China Merchants Bank Co., Ltd., Class H	739,600	4,678,742
CIFI Holdings Group Co., Ltd.	590,000	499,971
CSPC Pharmaceutical Group Ltd.	416,800	424,361
East Money Information Co., Ltd., Class A	468,989	2,222,117
ENN Energy Holdings Ltd.	98,600	1,447,418
Foshan Haitian Flavouring & Food Co., Ltd., Class A	33,941	1,042,168
Gree Electric Appliances, Inc. of Zhuhai, Class A	53,000	502,359
Guangdong Investment Ltd.	492,000	886,922
Henan Shuanghui Investment & Development Co., Ltd., Class A	91,600	658,315
JD.com, Inc., Class A (c)	22,000	968,932
Kweichow Moutai Co., Ltd., Class A	2,800	855,676
Li Ning Co., Ltd.	227,000	1,562,021
Logan Property Holdings Co., Ltd.	323,000	529,132
Longfor Group Holdings Ltd. (a)	218,000	1,275,185
Luxshare Precision Industry Co., Ltd., Class A	114,530	984,305
Midea Group Co., Ltd., Class A	56,000	843,382
NetEase, Inc.	66,400	1,268,365

	Shares	Value

New Oriental Education & Technology Group, Inc. ADR (c)	5,455	$1,013,594
Ping An Insurance Group Co of China Ltd., Class A	42,300	562,847
Ping An Insurance Group Co. of China Ltd., Class H	122,500	1,490,778
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	368,000	832,568
Shenzhen Expressway Co., Ltd., Class H	308,000	290,166
Shenzhou International Group Holdings Ltd.	31,000	607,545
Sino Biopharmaceutical Ltd.	427,500	412,277
Tencent Holdings Ltd.	179,900	12,944,483
Times China Holdings Ltd.	288,000	401,001
Wuliangye Yibin Co., Ltd., Class A	39,355	1,757,608
Yealink Network Technology Corp., Ltd., Class A	52,735	590,430
Yihai International Holding Ltd. (c)	71,000	1,054,408
Yonghui Superstores Co., Ltd., Class A	341,600	375,316
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	26,073	1,067,389

		62,491,707

Hong Kong—4.7%
AIA Group Ltd.	81,000	987,076
Ausnutria Dairy Corp. Ltd. (c)	467,000	784,715
Hong Kong Exchanges & Clearing Ltd.	26,800	1,470,025
SITC International Holdings Co., Ltd.	485,000	1,047,434
SUNeVision Holdings Ltd.	1,045,000	951,185
Techtronic Industries Co., Ltd.	112,000	1,600,863
Times Neighborhood Holdings Ltd.	503,307	471,477

		7,312,775

India—8.2%
Aarti Industries Ltd.	55,825	945,098
Atul Ltd.	9,285	818,003
Bajaj Finserv Ltd.	6,581	803,501
Britannia Industries Ltd.	15,387	754,521
Coromandel International Ltd.	85,041	949,290
HDFC Bank Ltd. (c)	66,658	1,312,928
Hindustan Unilever Ltd.	20,629	677,230
Indraprastha Gas Ltd.	161,683	1,111,374
Infosys Ltd.	97,671	1,674,352
Manappuram Finance Ltd.	267,353	606,325
Muthoot Finance Ltd.	36,688	608,141
Reliance Industries Ltd.	73,067	1,988,074
Sonata Software Ltd.	106,188	574,304

		12,823,141

Schedule of Investments

AllianzGI Emerging Markets Value Fund

December 31, 2020 (unaudited) (continued)

	Shares	Value

Indonesia—1.0%
Ace Hardware Indonesia Tbk PT	3,105,000	$379,504
Bank Central Asia Tbk PT	480,000	1,157,054

		1,536,558

Korea (Republic of)—9.5%
Douzone Bizon Co., Ltd.	10,525	1,008,403
Hansol Chemical Co., Ltd.	6,246	1,132,451
Kakao Corp. (c)	2,817	1,010,797
Macquarie Korea Infrastructure Fund	64,291	630,789
NAVER Corp.	3,807	1,026,249
NCSoft Corp.	1,387	1,190,811
NICE Information Service Co., Ltd.	46,477	1,063,072
Samsung Electronics Co., Ltd.	105,405	7,871,168

		14,933,740

Malaysia—0.4%
Serba Dinamik Holdings Bhd.	801,180	351,714
Top Glove Corp., Bhd	228,400	348,976

		700,690

Mexico—0.3%
Prologis Property Mexico S.A. de C.V. REIT	222,346	498,783

Netherlands—2.1%
ASM International NV	5,517	1,203,925
ASML Holding NV	2,434	1,178,487
Prosus NV (c)	9,125	985,306

		3,367,718

Philippines—0.1%
Wilcon Depot, Inc.	650,700	229,481

Poland—0.7%
Dino Polska S.A. (a)(c)	14,969	1,160,899

Russian Federation—1.5%
Lukoil PJSC ADR	14,267	970,341
Novatek PJSC GDR	4,608	750,401
Sberbank of Russia PJSC ADR	42,711	619,310

		2,340,052

Saudi Arabia—1.2%
Abdullah Al Othaim Markets Co.	25,037	819,884
Al Rajhi Bank	28,587	560,828
Saudi Arabian Oil Co. (a)	53,881	502,835

		1,883,547

Singapore—1.5%
Keppel DC REIT	546,600	1,163,945
Mapletree Industrial Trust REIT	520,000	1,138,246

		2,302,191

South Africa—2.5%
AngloGold Ashanti Ltd.	29,912	689,426
Capitec Bank Holdings Ltd. (c)	10,069	984,700

	Shares	Value

Clicks Group Ltd.	69,688	$1,198,235
Naspers Ltd., Class N	4,916	1,006,672

		3,879,033

Taiwan—9.6%
Accton Technology Corp.	103,000	1,161,293
ASPEED Technology, Inc.	22,000	1,345,616
Chailease Holding Co., Ltd.	133,720	800,384
E.Sun Financial Holding Co., Ltd.	876,022	797,337
Getac Technology Corp.	168,000	292,913
Lotes Co., Ltd.	62,000	1,050,578
Micro-Star International Co., Ltd.	141,000	666,476
Parade Technologies Ltd.	25,000	989,783
Poya International Co., Ltd.	37,000	759,241
Realtek Semiconductor Corp.	68,200	950,124
Sinbon Electronics Co., Ltd.	134,000	1,033,003
Taiwan Semiconductor Manufacturing Co., Ltd.	65,000	1,229,635
Taiwan Union Technology Corp.	86,000	371,567
Tripod Technology Corp.	108,000	456,735
Uni-President Enterprises Corp.	229,000	550,785
Unimicron Technology Corp.	332,000	1,037,224
Voltronic Power Technology Corp.	27,350	1,092,839
Wiwynn Corp.	20,133	505,544

		15,091,077

Thailand—1.1%
Carabao Group PCL NVDR	219,900	841,065
Home Product Center PCL NVDR	1,023,400	466,200
Tisco Financial Group PCL NVDR	123,700	364,868

		1,672,133

United States—7.6%
American Tower Corp. REIT	7,062	1,585,137
Broadcom, Inc.	2,667	1,167,746
Equinix, Inc. REIT	1,697	1,211,963
Fabrinet (c)	14,514	1,126,141
Lam Research Corp.	2,251	1,063,080
NVIDIA Corp.	1,949	1,017,768
Teradyne, Inc.	40,109	4,808,668

		11,980,503

Total Common Stock (cost—$110,691,017)		150,050,002

PREFERRED STOCK—1.6%

Korea (Republic of)—1.6%
Samsung Electronics Co., Ltd. (cost—$1,178,050)	37,154	2,520,413

Schedule of Investments

AllianzGI Emerging Markets Value Fund

December 31, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value

Repurchase Agreements—2.4%
State Street Bank and Trust Co., dated 12/31/20, 0.00%, due 1/4/21, proceeds $3,800,000; collateralized by U.S. Treasury Notes, 2.625%, due 6/30/23, valued at $3,876,020 including accrued interest (cost—$3,800,000)	$3,800	$3,800,000

Total Investments (cost—$115,669,067) (b)—99.5%		156,370,415

Other assets less liabilities—0.5%		743,352

Net Assets—100.0%		$157,113,767

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $3,160,846, representing 2.0% of net assets.

(b)	Securities with an aggregate value of $135,031,588, representing 85.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Interactive Media & Services	9.5%
Semiconductors & Semiconductor Equipment	9.5%
Internet & Direct Marketing Retail	9.1%
Banks	8.5%
Technology Hardware, Storage & Peripherals	7.5%
Capital Markets	4.1%
Electronic Equipment, Instruments & Components	3.9%
Equity Real Estate Investment Trusts (REITs)	3.6%
IT Services	3.1%
Food Products	3.1%
Oil, Gas & Consumable Fuels	2.7%
Chemicals	2.4%
Insurance	2.4%
Food & Staples Retailing	2.3%
Textiles, Apparel & Luxury Goods	2.2%
Beverages	2.2%
Gas Utilities	2.0%
Real Estate Management & Development	1.7%
Entertainment	1.6%
Pharmaceuticals	1.2%
Multi-Line Retail	1.2%
Communications Equipment	1.1%
Healthcare Providers & Services	1.0%
Machinery	1.0%
Household Durables	0.9%
Consumer Finance	0.8%
Healthcare Equipment & Supplies	0.8%
Electrical Equipment	0.7%
Specialty Retail	0.7%
Professional Services	0.7%
Marine	0.7%
Diversified Consumer Services	0.6%
Software	0.6%
Water Utilities	0.6%
Diversified Financial Services	0.5%
Commercial Services & Supplies	0.4%
Metals & Mining	0.4%
Household Products	0.4%
Construction Materials	0.4%
Road & Rail	0.3%
Building Products	0.3%
Energy Equipment & Services	0.2%
Transportation Infrastructure	0.2%
Repurchase Agreements	2.4%
Other assets less liabilities	0.5%

100.0%

Schedule of Investments

AllianzGI Global Allocation Fund

December 31, 2020 (unaudited)

	Shares	Value

MUTUAL FUND—38.2%
AllianzGI Global Sustainability (g)(h) (cost—$94,763,234)	4,995,353	$116,341,773

	Principal Amount (000s)

CORPORATE BONDS & NOTES—12.0%

Aerospace & Defense—0.7%
BAE Systems PLC (a)(b),
1.90%, 2/15/31	$125	126,418
3.40%, 4/15/30	30	34,062
Boeing Co.,
2.80%, 3/1/27	175	181,057
3.625%, 2/1/31	225	246,852
L3Harris Technologies, Inc.,
3.95%, 5/28/24	175	192,361
4.40%, 6/15/28	160	192,979
Lockheed Martin Corp.,
2.80%, 6/15/50	34	36,858
Northrop Grumman Corp.,
3.20%, 2/1/27	315	352,071
3.25%, 1/15/28	250	283,127
Northrop Grumman Systems Corp.,
7.875%, 3/1/26	210	278,055
Raytheon Technologies Corp.,
7.00%, 11/1/28	75	105,587
7.20%, 8/15/27	93	124,553

		2,153,980

Airlines—0.2%
Delta Air Lines, Inc. (a)(b),
4.50%, 10/20/25	205	219,382
7.00%, 5/1/25	85	98,193
Mileage Plus Holdings LLC (a)(b),
6.50%, 6/20/27	225	242,297

		559,872

Auto Manufacturers—0.1%
Ford Motor Credit Co. LLC,
4.14%, 2/15/23	215	221,988
General Motors Financial Co., Inc., Ser. C, (converts to FRN on 9/30/30) (e)(i),
5.70%, 9/30/30	31	34,255

		256,243

Banks—1.8%
Australia & New Zealand Banking Group Ltd., (converts to FRN on 7/22/25) (a)(b)(i),
2.95%, 7/22/30	303	320,395
Bank of America Corp. (i),
0.981%, 9/25/25 (converts to FRN on 9/25/24)	345	348,123
2.496%, 2/13/31 (converts to FRN on 2/13/30)	560	593,641

	Principal Amount (000s)	Value

Citigroup, Inc. (i),
0.776%, 10/30/24 (converts to FRN on 10/30/23)	$510	$513,409
3.887%, 1/10/28 (converts to FRN on 1/10/27)	435	500,076
4.70%, 1/30/25 (converts to FRN on 1/30/25) (e)	152	156,479
Comerica, Inc., (converts to FRN on 10/1/25) (e)(i),
5.625%, 7/1/25	135	149,850
Credit Suisse Group AG, (converts to FRN on 8/21/26) (a)(b)(e)(i),
6.375%, 8/21/26	235	261,927
First Horizon Bank,
5.75%, 5/1/30	106	123,580
First Horizon Corp.,
4.00%, 5/26/25	225	251,570
HSBC Holdings PLC, (converts to FRN on 6/17/31) (e)(i),
4.60%, 12/17/30	200	204,024
Huntington Capital Trust I, 3 mo. LIBOR + 0.700% (i),
0.914%, 2/1/27	220	203,977
JPMorgan Chase & Co., 3 mo. LIBOR + 0.950% (i),
1.164%, 2/2/37	520	448,825
Lloyds Banking Group PLC, (converts to FRN on 9/27/25) (e)(i),
7.50%, 9/27/25	130	149,825
Popular, Inc.,
6.125%, 9/14/23	340	368,439
State Street Corp. (i),
3 mo. LIBOR + 1.000%, 1.217%, 6/15/47	465	400,249
3.152%, 3/30/31 (converts to FRN on 3/30/30)	60	68,474
Truist Financial Corp., Ser. Q, (converts to FRN on 9/1/30) (e)(i),
5.10%, 3/1/30	250	286,253
Westpac Banking Corp., (converts to FRN on 2/4/25) (i),
2.894%, 2/4/30	235	246,890

		5,596,006

Beverages—0.1%
Anheuser-Busch Cos. LLC,
4.90%, 2/1/46	100	130,513
Anheuser-Busch InBev Finance, Inc.,
4.70%, 2/1/36	30	37,859

		168,372

Biotechnology—0.1%
Celgene Corp.,
5.00%, 8/15/45	92	114,272
Gilead Sciences, Inc.,
2.60%, 10/1/40	161	162,933

		277,205

Schedule of Investments

AllianzGI Global Allocation Fund

December 31, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value

Building Materials—0.1%
Carrier Global Corp.,
2.722%, 2/15/30	$220	$235,640

Chemicals—0.1%
Air Products and Chemicals, Inc.,
2.80%, 5/15/50	141	153,442

Commercial Services—0.2%
Experian Finance PLC (a)(b),
2.75%, 3/8/30	200	217,802
Massachusetts Institute of Technology,
5.60%, 7/1/11	175	306,375
President & Fellows of Harvard College,
4.875%, 10/15/40	135	193,283

		717,460

Computers—0.3%
International Business Machines Corp.,
2.95%, 5/15/50	315	336,960
Leidos, Inc.,
2.30%, 2/15/31 (a)(b)	30	30,710
4.375%, 5/15/30 (a)(b)	133	158,916
7.125%, 7/1/32	33	44,632
Seagate HDD Cayman (a)(b),
3.375%, 7/15/31	353	355,572

		926,790

Diversified Financial Services—0.6%
AerCap Ireland Capital DAC,
3.15%, 2/15/24	85	89,270
3.875%, 1/23/28	45	48,594
American Express Co.,
3.625%, 12/5/24	145	160,760
8.15%, 3/19/38	105	170,058
Avolon Holdings Funding Ltd. (a)(b),
4.25%, 4/15/26	68	73,745
4.375%, 5/1/26	62	67,140
Discover Financial Services,
4.10%, 2/9/27	190	218,653
5.50%, 10/30/27, Ser. C (converts to FRN on 10/30/27) (e)(i)	230	246,962
GE Capital Funding LLC (a)(b),
4.55%, 5/15/32	145	174,103
Intercontinental Exchange, Inc.,
2.65%, 9/15/40	110	113,120
Synchrony Financial,
4.375%, 3/19/24	375	412,333
Visa, Inc.,
1.90%, 4/15/27	175	185,951

		1,960,689

Electric Utilities—2.5%
AES Corp. (a)(b),
1.375%, 1/15/26	290	292,588
Alabama Power Co.,
4.10%, 1/15/42	665	800,365

	Principal Amount (000s)	Value

Arizona Public Service Co.,
2.65%, 9/15/50	$100	$105,116
5.50%, 9/1/35	90	123,166
Berkshire Hathaway Energy Co. (a)(b),
2.85%, 5/15/51	85	87,520
CMS Energy Corp.,
3.60%, 11/15/25	175	196,426
3.75%, 12/1/50 (converts to FRN on 12/1/30) (i)	125	128,156
Commonwealth Edison Co.,
5.90%, 3/15/36	115	166,706
Consolidated Edison Co of New York, Inc.,
3.00%, 12/1/60, Ser. C	75	76,676
3.95%, 4/1/50	50	60,934
5.70%, 12/1/36, Ser. 06-E	40	54,995
DTE Electric Co.,
4.05%, 5/15/48, Ser. A	120	156,178
5.70%, 10/1/37	240	336,236
6.625%, 6/1/36, Ser. A	60	88,479
Duke Energy Florida LLC,
2.50%, 12/1/29	143	155,526
Duke Energy Indiana LLC,
3.75%, 5/15/46	30	35,797
Duke Energy Progress LLC,
3.45%, 3/15/29	75	86,492
Edison International,
2.95%, 3/15/23	165	171,717
4.95%, 4/15/25	126	143,591
Jersey Central Power & Light Co.,
6.15%, 6/1/37	270	347,042
MidAmerican Energy Co.,
3.95%, 8/1/47	30	37,918
National Rural Utilities Cooperative Finance Corp.,
1.35%, 3/15/31	430	425,218
Niagara Mohawk Power Corp. (a)(b),
1.96%, 6/27/30	180	185,284
NRG Energy, Inc. (a)(b),
2.45%, 12/2/27	97	101,661
3.375%, 2/15/29	352	361,038
Pacific Gas and Electric Co.,
3.75%, 2/15/24	268	285,803
3.75%, 7/1/28	220	240,448
Pennsylvania Electric Co. (a)(b),
3.60%, 6/1/29	92	100,862
4.15%, 4/15/25	313	343,195
PPL Electric Utilities Corp.,
5.20%, 7/15/41	360	488,295
Public Service Co of Colorado,
4.75%, 8/15/41	199	260,134
Sempra Energy,
3.55%, 6/15/24	505	550,188
4.875%, 10/15/25 (converts to FRN on 10/15/25) (e)(i)	113	122,212

Schedule of Investments

AllianzGI Global Allocation Fund

December 31, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value

Southern California Edison Co.,
3.70%, 8/1/25, Ser. E	$180	$201,905
3.90%, 12/1/41	140	149,963
Toledo Edison Co.,
6.15%, 5/15/37	18	24,647
Virginia Electric & Power Co., Ser. A,
3.80%, 4/1/28	145	169,118

		7,661,595

Equity Real Estate Investment Trusts (REITs)—0.6%
American Tower Corp.,
3.375%, 5/15/24	147	159,798
4.40%, 2/15/26	555	642,163
Crown Castle International Corp.,
4.45%, 2/15/26	370	427,702
CyrusOne LP,
2.15%, 11/1/30	95	93,000
Equinix, Inc.,
1.00%, 9/15/25	510	511,517

		1,834,180

Food & Beverage—0.2%
Anheuser-Busch InBev Finance, Inc.,
3.65%, 2/1/26	585	661,678

Insurance—0.7%
American International Group, Inc.,
3.40%, 6/30/30	170	194,632
6.82%, 11/15/37	23	33,930
Athene Global Funding (a)(b),
2.55%, 6/29/25	111	117,375
2.95%, 11/12/26	160	171,957
Belrose Funding Trust (a)(b),
2.33%, 8/15/30	110	113,470
Five Corners Funding Trust II (a)(b),
2.85%, 5/15/30	140	154,705
Harborwalk Funding Trust, (converts to FRN on 2/15/49) (a)(b)(i),
5.077%, 2/15/69	345	449,859
Lincoln National Corp., 3 mo. LIBOR + 2.358% (i),
2.58%, 5/17/66	345	269,474
Loews Corp.,
3.20%, 5/15/30	93	105,702
MetLife, Inc. (a)(b),
9.25%, 4/8/38	145	221,357
Metropolitan Life Insurance Co. (a)(b),
7.80%, 11/1/25	215	280,529
New York Life Insurance Co. (a)(b),
4.45%, 5/15/69	80	107,776

		2,220,766

Media—0.9%
Comcast Corp.,
3.375%, 2/15/25	370	409,465
3.75%, 4/1/40	138	166,411
Discovery Communications LLC (a)(b),
4.00%, 9/15/55	253	283,150

	Principal Amount (000s)	Value

Time Warner Cable LLC,
4.50%, 9/15/42	$55	$64,191
6.55%, 5/1/37	400	552,111
ViacomCBS, Inc.,
3.45%, 10/4/26	180	198,610
4.20%, 5/19/32	62	74,838
5.25%, 4/1/44	205	267,342
6.25%, 2/28/57 (converts to FRN on 2/28/27) (i)	158	177,729
Walt Disney Co.,
1.75%, 1/13/26	175	183,335
3.50%, 5/13/40	85	100,350
3.60%, 1/13/51	114	138,688

		2,616,220

Miscellaneous Manufacturing—0.0%
3M Co.,
3.125%, 9/19/46	120	133,759

Oil, Gas & Consumable Fuels—0.6%
Boston Gas Co. (a)(b),
3.15%, 8/1/27	435	480,983
Cenovus Energy, Inc.,
3.00%, 8/15/22	70	71,418
3.80%, 9/15/23	60	62,524
Diamondback Energy, Inc.,
3.25%, 12/1/26	129	138,254
4.75%, 5/31/25	108	121,621
Hess Corp.,
4.30%, 4/1/27	175	192,969
7.125%, 3/15/33	180	235,191
Marathon Petroleum Corp.,
5.85%, 12/15/45	85	103,027
NiSource, Inc.,
0.95%, 8/15/25	195	196,258
1.70%, 2/15/31	160	159,159
Petroleos Mexicanos,
4.50%, 1/23/26	130	130,048

		1,891,452

Pharmaceuticals—0.5%
AbbVie, Inc.,
3.85%, 6/15/24	225	247,985
Cigna Corp.,
4.125%, 11/15/25	175	201,524
4.80%, 8/15/38	115	149,554
CVS Health Corp.,
2.70%, 8/21/40	205	207,850
4.30%, 3/25/28	223	265,273
Johnson & Johnson,
2.45%, 9/1/60	140	146,017
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	180	201,466
Takeda Pharmaceutical Co., Ltd.,
3.175%, 7/9/50	60	64,114

		1,483,783

Schedule of Investments

AllianzGI Global Allocation Fund

December 31, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value

Pipelines—0.7%
Columbia Pipeline Group, Inc.,
5.80%, 6/1/45	$239	$326,706
El Paso Natural Gas Co. LLC,
8.375%, 6/15/32	205	290,500
Energy Transfer Operating L.P.,
6.50%, 2/1/42	410	501,229
7.125%, 5/15/30 (converts to FRN on 5/15/30) (e)(i)	110	104,775
Kinder Morgan Energy Partners L.P.,
7.50%, 11/15/40	65	93,121
Plains All American Pipeline L.P.,
4.65%, 10/15/25	155	173,409
6.125%, 11/15/22, Ser. B (converts to FRN on 11/15/22) (e)(i)	175	142,625
6.65%, 1/15/37	225	275,766
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 5/15/30	172	190,859

		2,098,990

Retail—0.0%
Lowe’s Cos, Inc.,
3.00%, 10/15/50	79	84,844

Semiconductors—0.2%
Broadcom Corp.,
3.875%, 1/15/27	175	196,829
Intel Corp.,
3.10%, 2/15/60	330	358,377

		555,206

Software—0.2%
Microsoft Corp.,
2.525%, 6/1/50	170	179,387
3.50%, 11/15/42	275	340,471

		519,858

Telecommunications—0.5%
AT&T, Inc.,
3.10%, 2/1/43	159	161,634
3.50%, 9/15/53 (a)(b)	398	400,237
T-Mobile USA, Inc. (a)(b),
3.50%, 4/15/25	171	189,180
3.75%, 4/15/27	140	159,796
Verizon Communications, Inc.,
1.50%, 9/18/30	450	444,161
2.875%, 11/20/50	100	100,900

		1,455,908

Transportation—0.1%
Kansas City Southern,
3.50%, 5/1/50	60	67,182
4.30%, 5/15/43	129	153,825

		221,007

Total Corporate Bonds & Notes (cost—$35,103,927)		36,444,945

	Principal Amount (000s)	Value

U.S. TREASURY OBLIGATIONS—11.9%
U.S. Treasury Bonds,
1.375%, 8/15/50 (m)	$249	$232,912
U.S. Treasury Notes,
0.125%, 11/30/22	10,000	10,002,344
0.25%, 11/15/23	11,100	11,132,953
0.375%, 11/30/25	6,395	6,404,493
0.625%, 11/30/27	1,400	1,399,562
0.875%, 11/15/30	175	174,303
2.00%, 11/15/21	6,800	6,911,562

Total U.S. Treasury Obligations (cost-$36,227,055)		36,258,129

U.S. GOVERNMENT AGENCY SECURITIES—9.7%
Freddie Mac,
1.493%, 9/25/30	1,300	1,342,703
1.639%, 1/25/30	870	910,401
2.651%, 11/25/29	2,000	2,255,071
Ginnie Mae, MBS,
2.00%, 12/20/50	3,651	3,806,382
2.50%, 8/20/50	6,284	6,694,042
3.00%, 11/20/48	8,330	8,626,583
United States Small Business Administration, ABS,
1.03%, 7/1/40	2,250	2,245,659
1.21%, 12/1/45 Series 2020-25, Class L1	1,500	1,515,603
2.88%, 5/1/37	1,852	2,018,605

Total U.S. Government Agency Securities (cost—$29,307,297)		29,415,049

	Shares

COMMON STOCK—8.7%

Aerospace & Defense—0.1%
L3Harris Technologies, Inc.	470	88,839
Lockheed Martin Corp.	428	151,932
Northrop Grumman Corp.	103	31,386

		272,157

Air Freight & Logistics—0.0%
SG Holdings Co., Ltd.	2,600	70,892
Yamato Holdings Co., Ltd.	2,400	61,279

		132,171

Airlines—0.0%
Air New Zealand Ltd. (k)	17,087	22,208

Auto Components—0.0%
Gentex Corp.	1,959	66,469

Banks—0.2%
Agricultural Bank of China Ltd., Class H	175,000	64,092
Banco Bradesco S.A. ADR	5,168	27,184
Bangkok Bank PCL (d)(f)	13,100	51,799

Schedule of Investments

AllianzGI Global Allocation Fund

December 31, 2020 (unaudited) (continued)

	Shares	Value

Bank of China Ltd., Class H	64,000	$21,661
Banque Cantonale Vaudoise	590	64,221
China Construction Bank Corp., Class H	149,000	112,387
Hang Seng Bank Ltd.	800	13,806
KB Financial Group, Inc. ADR (k)	781	30,928
Postal Savings Bank of China Co., Ltd., Class H (b)	185,000	104,536
Shinhan Financial Group Co., Ltd. ADR (k)	1,289	38,361
Spar Nord Bank A/S (k)	733	7,181
Tisco Financial Group PCL (d)(f)	11,100	32,741

		568,897

Beverages—0.1%
Coca-Cola Co.	2,802	153,662
Coca-Cola European Partners PLC	865	43,103
PepsiCo, Inc.	1,065	157,939

		354,704

Biotechnology—0.2%
Amgen, Inc.	460	105,763
Gilead Sciences, Inc.	3,247	189,170
Regeneron Pharmaceuticals, Inc. (k)	330	159,426
Vertex Pharmaceuticals, Inc. (k)	925	218,615

		672,974

Building Products—0.0%
Geberit AG	131	82,002
Nichias Corp.	502	11,956
Takasago Thermal Engineering Co., Ltd.	2,903	44,068

		138,026

Capital Markets—0.2%
Deutsche Boerse AG	522	88,882
Japan Exchange Group, Inc.	2,400	61,324
Morgan Stanley	1,340	91,830
Nasdaq, Inc.	633	84,025
S&P Global, Inc.	236	77,580
T Rowe Price Group, Inc.	559	84,627

		488,268

Chemicals—0.1%
Chr Hansen Holding A/S (k)	600	61,993
Givaudan S.A.	34	143,848

		205,841

Commercial Services & Supplies—0.3%
Republic Services, Inc.	1,989	191,541
Secom Co., Ltd.	2,100	193,729
SP Plus Corp. (k)	132	3,805
UniFirst Corp.	269	56,945
Waste Management, Inc.	2,984	351,903

		797,923

Communications Equipment—0.1%
Cisco Systems, Inc.	2,411	107,892
Motorola Solutions, Inc.	688	117,002

		224,894

	Shares	Value

Construction & Engineering—0.1%
Eiffage S.A. (k)	480	$46,398
Kajima Corp.	4,400	59,026
Obayashi Corp.	6,973	60,209
Okumura Corp.	1,800	44,547
Shimizu Corp.	4,700	34,212
Sumitomo Densetsu Co., Ltd.	1,000	25,467

		269,859

Construction Materials—0.0%
Siam Cement PCL (d)(f)	6,200	78,213

Consumer Finance—0.0%
B2Holding ASA (k)	5,084	4,405

Containers & Packaging—0.0%
Cascades, Inc.	673	7,693
FP Corp.	1,200	50,435
Silgan Holdings, Inc.	1,388	51,467
Toyo Seikan Group Holdings Ltd.	900	9,856

		119,451

Diversified Consumer Services—0.0%
Graham Holdings Co., Class B	87	46,404

Diversified Financial Services—0.1%
Berkshire Hathaway, Inc., Class B (k)	385	89,270
Investor AB, Class B	1,194	86,903

		176,173

Diversified Telecommunication Services—0.6%
Bezeq The Israeli Telecommunication Corp. Ltd. (k)	28,375	28,206
Chunghwa Telecom Co., Ltd. ADR	2,111	81,527
Deutsche Telekom AG	12,176	222,244
Elisa Oyj	1,393	76,363
Iliad S.A.	338	69,379
KT Corp. ADR (k)	5,245	57,747
Magyar Telekom Telecommunications PLC	32,624	41,771
Maroc Telecom	2,210	35,860
Nippon Telegraph & Telephone Corp.	9,588	246,018
NOS SGPS S.A.	6,083	21,146
Orange S.A.	6,202	73,835
Proximus SADP	2,691	53,156
Singapore Telecommunications Ltd.	29,500	51,511
Swisscom AG	132	71,087
Telefonica Brasil S.A. ADR	4,343	38,436
Telekom Austria AG	2,708	20,941
Telstra Corp. Ltd.	26,977	61,956
Verizon Communications, Inc.	7,108	417,595

		1,668,778

Electric Utilities—0.5%
American Electric Power Co., Inc.	886	73,777
BKW AG	111	12,507
CEZ AS	3,409	81,762

Schedule of Investments

AllianzGI Global Allocation Fund

December 31, 2020 (unaudited) (continued)

	Shares	Value

CLP Holdings Ltd.	13,719	$126,855
Duke Energy Corp.	778	71,234
Elia Group S.A.	210	25,066
Emera, Inc.	1,549	65,835
Enel SpA	6,031	61,364
Entergy Corp.	529	52,815
Exelon Corp.	853	36,014
Iberdrola S.A.	8,593	123,484
NextEra Energy, Inc.	5,640	435,126
Pinnacle West Capital Corp.	819	65,479
Power Assets Holdings Ltd.	16,500	89,358
Southern Co.	1,178	72,364
Xcel Energy, Inc.	3,923	261,546

		1,654,586

Electronic Equipment, Instruments & Components—0.1%
ALSO Holding AG	76	21,625
AU Optronics Corp. (k)	3,321	16,439
Canon Marketing Japan, Inc.	700	15,997
China Railway Signal & Communication Corp., Ltd., Class H (b)	105,000	35,248
Hon Hai Precision Industry Co., Ltd.	9,580	62,461
Keysight Technologies, Inc. (k)	233	30,777
Shibaura Electronics Co., Ltd.	200	6,051

		188,598

Entertainment—0.1%
IGG, Inc.	22,000	23,067
Koei Tecmo Holdings Co., Ltd.	1,000	61,049
NetEase, Inc. ADR	1,153	110,423

		194,539

Equity Real Estate Investment Trusts (REITs)—0.3%
Alexandria Real Estate Equities, Inc.	472	84,120
American Tower Corp.	318	71,378
ARA LOGOS Logistics Trust	21,200	9,633
CapitaLand Mall Trust	54,900	89,785
Crown Castle International Corp.	888	141,361
Duke Realty Corp.	2,806	112,156
Easterly Government Properties, Inc.	2,284	51,733
Equity LifeStyle Properties, Inc.	1,011	64,057
Equity Residential	966	57,264
Gaming and Leisure Properties, Inc.	1,743	73,903
Industrial & Infrastructure Fund Investment Corp.	17	31,387
Killam Apartment Real Estate Investment Trust	1,828	24,572
Lar Espana Real Estate Socimi S.A.	1,947	11,108
Mapletree Industrial Trust	15,600	34,147
Nippon Prologis REIT, Inc.	33	103,094
SBA Communications Corp.	273	77,021

		1,036,719

Food & Staples Retailing—0.4%
Casey’s General Stores, Inc.	183	32,687
Costco Wholesale Corp.	410	154,480

	Shares	Value

Empire Co., Ltd., Class A	1,850	$50,563
Kesko Oyj, Class B	2,431	62,395
Koninklijke Ahold Delhaize NV	6,377	179,904
Kroger Co.	2,264	71,905
Metro, Inc.	1,762	78,625
Seven & i Holdings Co., Ltd.	2,900	102,691
Sheng Siong Group Ltd.	25,500	29,919
Sugi Holdings Co., Ltd.	800	53,439
Walmart, Inc.	1,470	211,900
Welcia Holdings Co., Ltd.	1,500	56,584

		1,085,092

Food Products—0.5%
Astral Foods Ltd.	1,214	11,505
Barry Callebaut AG	38	90,559
Campbell Soup Co.	1,043	50,429
Chocoladefabriken Lindt & Spruengli AG	8	77,978
General Mills, Inc.	2,024	119,011
Grupo Bimbo SAB De C.V., Ser. A	14,000	30,421
Hershey Co.	1,200	182,796
Hormel Foods Corp.	2,933	136,707
JM Smucker Co.	1,001	115,716
Kellogg Co.	861	53,580
McCormick & Co., Inc.	724	69,214
MEIJI Holdings Co., Ltd.	1,500	105,570
Nestle S.A.	2,060	243,515
Nissin Foods Holdings Co., Ltd.	900	77,144
Sino Grandness Food Industry Group Ltd. (d)(f)(k)	77,400	1,171
Strauss Group Ltd.	1,776	53,274
Toyo Suisan Kaisha Ltd.	1,100	53,534

		1,472,124

Gas Utilities—0.1%
ENN Energy Holdings Ltd.	6,000	88,078
Snam SpA	14,855	83,895

		171,973

Healthcare Equipment & Supplies—0.0%
BioMerieux	95	13,371
DiaSorin SpA	300	62,637
Hogy Medical Co., Ltd.	500	16,271

		92,279

Healthcare Providers & Services—0.3%
Alfresa Holdings Corp.	2,300	42,157
AmerisourceBergen Corp.	631	61,687
Anthem, Inc.	259	83,162
Centene Corp. (k)	818	49,105
Encompass Health Corp.	784	64,829
Galenica AG (b)	748	49,675
Humana, Inc.	170	69,746
Laboratory Corp. of America Holdings (k)	399	81,216
Medipal Holdings Corp.	2,700	50,774
Quest Diagnostics, Inc.	565	67,331
Summerset Group Holdings Ltd.	7,151	64,669
Suzuken Co., Ltd.	1,400	50,643

Schedule of Investments

AllianzGI Global Allocation Fund

December 31, 2020 (unaudited) (continued)

	Shares	Value

Toho Holdings Co., Ltd.	1,100	$19,338
UnitedHealth Group, Inc.	489	171,483

		925,815

Hotels, Restaurants & Leisure—0.1%
Domino’s Pizza, Inc.	182	69,790
Ichibanya Co., Ltd.	400	19,984
McDonald’s Holdings Co. Japan Ltd.	1,400	67,846
McDonald’s Corp.	793	170,162

		327,782

Household Durables—0.1%
Rinnai Corp.	600	69,745
SEB S.A.	36	6,546
Sekisui House Ltd.	3,700	75,376

		151,667

Household Products—0.3%
Clorox Co.	509	102,777
Colgate-Palmolive Co.	659	56,351
Earth Corp.	700	39,483
Kimberly-Clark Corp.	1,227	165,437
Procter & Gamble Co.	2,801	389,731
Unicharm Corp.	300	14,228

		768,007

Independent Power Producers & Energy Traders—0.0%
China Everbright Greentech Ltd. (b)	55,000	24,249
EDP Renovaveis S.A.	1,804	50,248

		74,497

Industrial Conglomerates—0.0%
Jardine Matheson Holdings Ltd.	1,600	89,501
TOKAI Holdings Corp.	1,800	17,909

		107,410

Insurance—0.4%
American Financial Group, Inc.	740	64,839
Aon PLC, Class A	131	27,676
AUB Group Ltd.	3,083	38,481
Brown & Brown, Inc.	1,671	79,222
Hanover Insurance Group, Inc.	572	66,878
Intact Financial Corp.	1,224	144,930
Japan Post Holdings Co., Ltd.	10,400	81,007
Marsh & McLennan Cos., Inc.	560	65,520
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	348	103,400
Progressive Corp.	1,780	176,006
Talanx AG (k)	698	27,141
Tryg A/S	2,448	76,993
Willis Towers Watson PLC	268	56,462
Zurich Insurance Group AG	331	139,490

		1,148,045

Interactive Media & Services—0.0%
Tencent Holdings Ltd.	1,200	86,344

Internet & Direct Marketing Retail—0.1%
Amazon.com, Inc. (k)	45	146,562

	Shares	Value

IT Services—0.4%
Accenture PLC, Class A	305	$79,669
Automatic Data Processing, Inc.	648	114,178
Booz Allen Hamilton Holding Corp.	1,070	93,283
Fidelity National Information Services, Inc.	569	80,491
Fiserv, Inc. (k)	720	81,979
Limelight Networks, Inc. (k)	4,130	16,479
ManTech International Corp., Class A	725	64,481
Mastercard, Inc., Class A	516	184,181
NEC Corp.	1,400	75,193
NEC Networks & System Integration Corp.	2,700	46,684
NET One Systems Co., Ltd.	700	24,700
Paychex, Inc.	2,591	241,429
Visa, Inc., Class A	588	128,613
Western Union Co.	2,783	61,059

		1,292,419

Leisure Equipment & Products—0.0%
Sankyo Co., Ltd.	2,000	54,115

Life Sciences Tools & Services—0.0%
Bio-Rad Laboratories, Inc., Class A (k)	123	71,701
Tecan Group AG	105	51,501

		123,202

Machinery—0.0%
Kone Oyj, Class B	1,026	83,599

Media—0.1%
Cogeco Communications, Inc.	612	47,050
National CineMedia, Inc.	706	2,626
Omnicom Group, Inc.	1,264	78,836
Shaw Communications, Inc., Class B	4,307	75,590

		204,102

Metals & Mining—0.2%
Agnico Eagle Mines Ltd.	1,078	75,872
Barrick Gold Corp.	4,117	93,796
Franco-Nevada Corp.	1,266	158,735
Newmont Corp.	3,685	220,695
POSCO ADR	854	53,213
Vale S.A. ADR	4,398	73,710
Yamana Gold, Inc.	8,821	50,380

		726,401

Mortgage Real Estate Investment Trusts (REITs)—0.0%
Cherry Hill Mortgage Investment Corp.	16	146

Multi-Line Retail—0.1%
Dollar General Corp.	1,222	256,987
Target Corp.	578	102,034

		359,021

Multi-Utilities—0.2%
Canadian Utilities Ltd., Class A	2,046	49,973
CMS Energy Corp.	1,195	72,907

Schedule of Investments

AllianzGI Global Allocation Fund

December 31, 2020 (unaudited) (continued)

	Shares	Value

Consolidated Edison, Inc.	4,113	$297,247
Dominion Energy, Inc.	1,137	85,502
DTE Energy Co.	457	55,484
REN-Redes Energeticas Nacionais SGPS S.A.	5,617	16,184
WEC Energy Group, Inc.	1,506	138,597

		715,894

Oil, Gas & Consumable Fuels—0.1%
China Aviation Oil Singapore Corp. Ltd.	6,900	5,534
MOL Hungarian Oil & Gas PLC (k)	4,902	36,140
Neste Oyj	1,647	119,578
PTT PCL (d)(f)	11,800	16,753
Star Petroleum Refining PCL (d)(f)	179,100	48,126

		226,131

Personal Products—0.0%
Unilever PLC	1,000	59,974

Pharmaceuticals—0.7%
Astellas Pharma, Inc.	5,508	85,284
Bristol-Myers Squibb Co.	2,526	156,688
Eli Lilly and Co.	1,562	263,728
Horizon Therapeutics PLC (k)	478	34,966
Johnson & Johnson	2,534	398,801
Merck & Co., Inc.	3,786	309,695
Novartis AG	2,149	202,345
Pfizer, Inc.	5,612	206,578
Richter Gedeon Nyrt	2,371	59,501
Roche Holding AG	620	215,945
Sawai Pharmaceutical Co., Ltd.	1,100	49,922
Sumitomo Dainippon Pharma Co., Ltd.	532	7,863
Viatris, Inc. (k)	696	13,043
Zoetis, Inc.	636	105,258

		2,109,617

Professional Services—0.0%
Exponent, Inc.	465	41,864
FTI Consulting, Inc. (k)	457	51,056
Morneau Shepell, Inc.	1,365	33,275

		126,195

Real Estate—0.0%
Mobimo Holding AG	100	32,287

Real Estate Management & Development—0.1%
Allreal Holding AG	237	54,421
Azrieli Group Ltd.	837	53,197
Intershop Holding AG	26	18,062
PSP Swiss Property AG	427	56,884
Swiss Prime Site AG	1,098	107,639
TAG Immobilien AG	1,672	53,357
TLG Immobilien AG	963	26,988
WCM Beteiligungs & Grundbesitz AG	4,510	22,039
Yuzhou Group Holdings Co., Ltd.	52,204	18,865

		411,452

	Shares	Value

Road & Rail—0.0%
Fukuyama Transporting Co., Ltd.	154	$6,491
Senko Group Holdings Co., Ltd.	4,704	45,878
Tourism Holdings Ltd. (k)	3,878	7,270

		59,639

Semiconductors & Semiconductor Equipment—0.3%
ASE Technology Holding Co., Ltd. ADR	24,979	145,877
Dialog Semiconductor PLC (k)	334	18,201
Himax Technologies, Inc. ADR (k)	10,380	76,708
Intel Corp.	2,479	123,504
Silicon Motion Technology Corp. ADR	3,262	157,065
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,354	256,680

		778,035

Software—0.3%
Adobe, Inc. (k)	173	86,521
Asseco Poland S.A.	2,017	36,790
Cadence Design Systems, Inc. (k)	160	21,829
Check Point Software Technologies Ltd. (k)	218	28,974
Citrix Systems, Inc.	1,009	131,271
Fortinet, Inc. (k)	100	14,853
Intuit, Inc.	247	93,823
Microsoft Corp.	898	199,733
Oracle Corp.	1,726	111,655
Tyler Technologies, Inc. (k)	251	109,567

		835,016

Specialty Retail—0.2%
Aoyama Trading Co., Ltd. (k)	189	988
AutoZone, Inc. (k)	114	135,140
DCM Holdings Co., Ltd.	3,600	41,152
Hornbach Holding AG & Co. KGaA	269	25,863
Nitori Holdings Co., Ltd.	800	167,281
O’Reilly Automotive, Inc. (k)	332	150,253
TJX Cos., Inc.	2,176	148,599

		669,276

Technology Hardware, Storage & Peripherals—0.2%
Apple, Inc.	1,125	149,276
Canon, Inc.	4,190	81,171
FUJIFILM Holdings Corp.	1,979	104,396
Legend Holdings Corp., Class H (b)	6,400	8,407
Lenovo Group Ltd.	112,000	105,884
Samsung Electronics Co., Ltd. GDR	118	214,617

		663,751

Telecommunications—0.1%
AT&T, Inc.	7,525	216,419

Textiles, Apparel & Luxury Goods—0.1%
China Dongxiang Group Co., Ltd.	68,883	7,207
Hermes International	131	140,862

		148,069

Schedule of Investments

AllianzGI Global Allocation Fund

December 31, 2020 (unaudited) (continued)

	Shares	Value

Thrifts & Mortgage Finance—0.0%
Kearny Financial Corp.	2,236	$23,612
TFS Financial Corp.	2,337	41,202
Waterstone Financial, Inc.	1,038	19,535

		84,349

Trading Companies & Distributors—0.0%
Solar A/S, Class B	333	19,677
Watsco, Inc.	193	43,724

		63,401

Transportation Infrastructure—0.0%
Enav SpA (b)	5,868	25,814
Kamigumi Co., Ltd.	2,200	40,191
Shenzhen Expressway Co., Ltd., Class H	24,000	22,610

		88,615

Water Utilities—0.0%
American Water Works Co., Inc.	153	23,481

Wireless Telecommunication Services—0.2%
China Mobile Ltd.	35,000	199,516
KDDI Corp.	4,100	121,566
SK Telecom Co., Ltd. ADR	1,017	24,896
Softbank Corp.	6,400	80,333
T-Mobile U.S., Inc. (k)	484	65,267

		491,578

Total Common Stock (cost—$25,836,449)		26,586,038

EXCHANGE-TRADED FUNDS—7.1%

Invesco WilderHill Clean Energy	30,000	3,101,700
iShares Core U.S. Aggregate Bond	46,479	5,493,353
iShares Global Clean Energy	191,645	5,412,055
iShares JP Morgan USD Emerging Markets Bond	41,431	4,802,267
iShares MSCI Taiwan	6,897	366,093
PIMCO 1-5 Year U.S. TIPS Index (g)	46,000	2,492,280

Total Exchange-Traded Funds (cost—$18,250,247)		21,667,748

	Principal Amount (000s)

ASSET-BACKED SECURITIES—3.1%
Ally Auto Receivables Trust 2019-4,
1.84%, 6/17/24	$1,000	1,015,336
CarMax Auto Owner Trust 2020-2,
1.70%, 11/15/24	1,000	1,019,985
Citibank Credit Card Issuance Trust, 1 mo. LIBOR + 0.330%, Series 2018-A2, Class A2 (i),
0.482%, 1/20/25	1,000	1,005,202
Hyundai Auto Receivables Trust 2020-A,
1.41%, 11/15/24	1,500	1,532,407

	Principal Amount (000s)	Value

Nissan Auto Receivables 2017-B Owner Trust,
1.95%, 10/16/23	$2,873	$2,889,243
Tesla Auto Lease Trust 2018-B (a)(b),
4.12%, 10/20/21	450	457,273
Verizon Owner Trust 2018-1 (b),
3.05%, 9/20/22	1,500	1,518,210

Total Asset-Backed Securities (cost—$9,439,336)		9,437,656

MORTGAGE-BACKED SECURITY—0.4%
One Bryant Park Trust 2019-OBP (a)(b),
2.516%, 9/15/54 (cost—$1,060,664)	1,000	1,074,818

	Shares

PREFERRED STOCK (e)(k)—0.0%

Banks—0.0%
Wells Fargo & Co. (cost—$92,242)	3,675	97,094

RIGHTS (d)(f)(k)—0.0%

Equity Real Estate Investment Trusts (REITs)—0.0%
ARA LOGOS Logistics Truat, exercise price SGD 0.55, expires 1/15/21 (cost—$0)	1,632	58

	Principal Amount (000s)

SHORT-TERM INVESTMENTS—6.6%

U.S. Treasury Obligations (j)—3.3%

U.S. Treasury Bills,
0.059%-0.033%, 12/2/21 (cost—$9,991,405)	$10,000	9,991,029

Repurchase Agreements—3.3%
State Street Bank and Trust Co., dated 12/31/20, 0.00%, due 1/4/21, proceeds $9,896,000; collateralized by U.S. Treasury Notes, 0.125%, due 7/15/23, valued at $10,093,973 including accrued interest (cost—$9,896,000)	9,896	9,896,000

Total Short-Term Investments (cost—$19,887,405)		19,887,029

Total Investments (cost—$269,967,856) (c)—97.7%		297,210,337

Other assets less liabilities (l)—2.3%		7,101,126

Net Assets—100.0%		$304,311,463

Schedule of Investments

AllianzGI Global Allocation Fund

December 31, 2020 (unaudited) (continued)

Notes to Schedule of Investments:

(a)

Private Placement—Restricted as to resale and may not have a readily available market. Private placement securities include Rule 144A securities. Securities with an aggregate value of $8,515,275, representing 2.8% of net assets.

(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $10,281,414, representing 3.4% of net assets.

(c)	Securities with an aggregate value of $9,381,632, representing 3.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(d)	Fair-Valued—Securities with an aggregate value of $228,861, representing 0.1% of net assets.
(e)	Perpetual maturity. The date shown, if any, is the next call date.
(f)	Level 3 security.
(g)	Affiliated fund.
(h)	Institutional Class share.
(i)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2020.
(j)	Rates reflect the effective yields at purchase date.
(k)	Non-income producing.
(l)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2020:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	66	3/31/21	$	13,200		$14,584	$10,696
10-Year U.S. Treasury Note	36	3/22/21		3,600		4,971	9,790
Australia Government 10-Year Bond	20	3/15/21	AUD	2,000		2,270	3,948
Australian Dollar	20	3/15/21	$	2,000		1,540	30,619
BIST 30	142	2/26/21	TRY	1		317	10,932
Bovespa Index	15	2/17/21	BRL	—	(n)	344	11,465
British Pound	24	3/15/21	$	1,500		2,049	37,481
Canada Government 10-Year Bond	29	3/22/21	CAD	2,900		3,397	13,340
Canadian Dollar	30	3/16/21	$	3,000		2,350	(6,352)
E-mini Russell 1000 Index	195	3/19/21		10		13,111	121,745
E-mini S&P 500 Index	72	3/19/21		4		13,496	252,257
Euro Currency	16	3/15/21		2,000		2,449	9,564
Euro-Bund future	7	3/8/21	EUR	700		1,519	384
Euro-BTP future	28	3/8/21		2,800		5,200	28,191
Euro-OAT	11	3/8/21		1,100		2,256	4,386
FTSE 100 Index	10	3/19/21	GBP	—	(n)	878	(10,734)
FTSE China A50 Index	32	1/28/21	$	—	(n)	567	24,929
FTSE Taiwan Index	10	1/28/21		—	(n)	510	13,430
FTSE/JSE Top 40 Index	11	3/18/21	ZAR	—	(n)	409	(2,063)
FTSE/MIB Index	3	3/19/21	EUR	—	(n)	405	5,568
IBEX 35 Index	3	1/15/21		—	(n)	296	(2,635)
Japanese Government 10-Year Bond	3	3/15/21	JPY	300,000		4,414	(3,002)
Japanese Yen	82	3/15/21	$	103		9,931	65,310
Long Gilt	8	3/29/21	GBP	800		1,483	9,370
Mini DAX European Index	10	3/19/21	EUR	—	(n)	840	26,310
MSCI EAFE Index	90	3/19/21	$	5		9,589	32,465
MSCI Emerging Markets Index	69	3/19/21		3		4,444	91,698
New Zealand Dollar	23	3/15/21		2,300		1,653	24,801
S&P/TSX 60 Index	5	3/18/21	CAD	1		808	(10,026)
SPI 200	4	3/18/21	AUD	—	(n)	504	(5,482)
TOPIX Index	25	3/11/21	JPY	250		4,369	118,442
U.S. Long Bond	6	3/22/21	$	600		1,039	1,306
U.S. Ultra Treasury Bond	30	3/22/21		3,000		6,407	26,875

							$945,008

Short position contracts:
5-Year U.S. Treasury Note	(17)	3/31/21	$	(1,700)		$(2,145)	$(4,948)
10-Year Ultra U.S. Treasury Bond	(32)	3/22/21		(3,200)		(5,003)	(12,459)

							$(17,407)

							$927,601

Schedule of Investments

AllianzGI Global Allocation Fund

December 31, 2020 (unaudited) (continued)

Credit default swaps agreements outstanding at December 31, 2020:

Centrally cleared buy protection swap agreements(1):

Broker (Exchange)/ Reference Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Pay Rate	Payment Frequency	Value(5)	Upfront Premiums Received	Unrealized Depreciation
Goldman Sachs (ICE):
Marathon Petroleum Corp.	$265	0.95%	12/20/25	(5.00)%	Quarterly	$(52,831)	$(52,341)	$(490)

Centrally cleared sell protection swap agreements(2):

Broker (Exchange)/ Referenced Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Received Rate	Payment Frequency	Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation
Goldman Sachs (ICE):
CDX.EM.34	$6,100	1.52%	12/20/25	1.00%	Quarterly	$(144,534)	$(181,396)	$36,862
CDX.NA.HY.35	2,650	0.51%	12/20/25	5.00%	Quarterly	251,934	236,245	15,689

						$107,400	$54,849	$52,551

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at December 31, 2020 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)

At December 31, 2020, the Fund pledged $7,483,026 in cash as collateral for futures contracts and $33,696 in cash as collateral for swap contracts. The Fund also pledged U.S. Treasury Obligations valued at $12,572 as collateral for swap contracts.

(n)	Notional amount rounds to less than 500.

Schedule of Investments

AllianzGI Global Allocation Fund

December 31, 2020 (unaudited) (continued)

Glossary:

ABS—Asset-Backed Securities

ADR—American Depositary Receipt

AUD—Australian Dollar

BIST—Borsa Istanbul

BRL—Brazilian Real

CAD—Canadian Dollar

CDX—Credit Derivatives Index

EAFE—Europe, Australasia and Far East

EUR—Euro

FRN—Floating Rate Note

FTSE—Financial Times Stock Exchange

GBP—British Pound

GDR—Global Depositary Receipt

ICE—Intercontinental Exchange

JPY—Japanese Yen

JSE—Johannesburg Stock Exchange Limited

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Securities

MSCI—Morgan Stanley Capital International

OAT—Obligations Assimilables du Trésor

REIT—Real Estate Investment Trust

SGD – Singapore Dollar

TRY—Turkish Lira

TIPS—Treasury Inflation Protected Securities

TOPIX—Tokyo Stock Price Index

ZAR—South African Rand

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2020 (unaudited)

	Shares	Value

COMMON STOCK—53.8%

Argentina—0.1%
MercadoLibre, Inc. (h)	17	$28,479

Australia—0.5%
Atlassian Corp. PLC, Class A (h)	110	25,726
Austal Ltd.	4,911	10,132
BHP Group Ltd.	1,022	33,393
CSL Ltd.	403	88,053
Fortescue Metals Group Ltd.	1,671	30,182
Newcrest Mining Ltd.	96	1,916
Rio Tinto Ltd.	278	24,448
Silver Lake Resources Ltd. (h)	3,883	5,359
Stockland REIT	800	2,583
Vicinity Centres REIT	1,738	2,149
Woolworths Group Ltd.	638	19,338

		243,279

Austria—0.1%
ams AG (h)	657	14,316
BAWAG Group AG (b)(h)	234	10,884
EVN AG	336	7,281
Flughafen Wien AG (h)	67	2,452
OMV AG	199	7,949
Raiffeisen Bank International AG (h)	548	11,136
Telekom Austria AG	357	2,761
Wienerberger AG	387	12,330

		69,109

Belgium—0.1%
Ageas S.A.	304	16,145
Bekaert S.A.	325	10,748
Elia Group S.A.	21	2,507
Etablissements Franz Colruyt NV	104	6,158
Euronav NV	457	3,697
Proximus SADP	340	6,716
UCB S.A.	126	13,015

		58,986

Brazil—1.0%
Banco do Brasil S.A.	1,600	12,028
EDP—Energias do Brasil S.A.	800	3,042
Engie Brasil Energia S.A.	800	6,796
Iochpe Maxion S.A.	3,100	9,283
StoneCo Ltd., Class A (h)	4,819	404,411
Telefonica Brasil S.A.	900	8,092
Vale S.A.	1,545	26,004
WEG S.A.	800	11,684

		481,340

Canada—1.0%
Agnico Eagle Mines Ltd.	113	7,953
B2Gold Corp.	4,535	25,402
Barrick Gold Corp.	1,116	25,425
Baytex Energy Corp. (h)	1,346	730
Canadian Tire Corp., Ltd., Class A	146	19,193

	Shares	Value

Cascades, Inc.	717	$8,196
Cogeco Communications, Inc.	303	23,294
Crescent Point Energy Corp.	346	810
DREAM Unlimited Corp.	716	11,953
Empire Co., Ltd., Class A	287	7,844
Enghouse Systems Ltd.	149	7,216
Exchange Income Corp.	500	14,392
Fairfax Financial Holdings Ltd.	23	7,839
Fortis, Inc.	266	10,866
Franco-Nevada Corp.	528	66,202
Genworth MI Canada, Inc.	144	4,911
George Weston Ltd.	297	22,185
Husky Energy, Inc.	1,004	4,969
Hydro One Ltd. (b)	500	11,254
IA Financial Corp., Inc.	320	13,872
InterRent Real Estate Investment Trust REIT	481	5,173
Killam Apartment Real Estate Investment Trust REIT	284	3,817
Loblaw Cos., Ltd.	441	21,761
Lundin Mining Corp.	2,605	23,126
Manulife Financial Corp.	1,495	26,602
Mullen Group Ltd.	1,862	15,945
Open Text Corp.	307	13,950
Power Corp. of Canada	1,063	24,410
Restaurant Brands International, Inc.	123	7,521
Shopify, Inc., Class A (h)	38	42,908
Sun Life Financial, Inc.	416	18,498

		498,217

Chile—0.0%
Engie Energia Chile S.A.	3,778	4,626

China—2.9%
Agricultural Bank of China Ltd., Class H	38,000	13,917
Alibaba Group Holding Ltd. ADR (h)	1,720	400,296
Baidu, Inc. ADR (h)	90	19,462
Bank of China Ltd., Class H	74,000	25,046
Bank of Communications Co., Ltd., Class H	31,000	16,398
BOC Aviation Ltd. (b)	1,500	12,983
China Conch Venture Holdings Ltd.	6,500	31,629
China Construction Bank Corp., Class H	74,812	56,429
China Dongxiang Group Co., Ltd.	16,117	1,686
China Everbright Greentech Ltd. (b)	10,000	4,409
China Life Insurance Co., Ltd., Class H	4,000	8,806
China Lumena New Materials Corp. (d)(f)(h)	44	—	†
China Minsheng Banking Corp., Ltd., Class H	9,000	5,130
China Mobile Ltd.	10,000	57,004
China SCE Group Holdings Ltd.	3,000	1,238
China Water Affairs Group Ltd.	2,000	1,564
Chongqing Rural Commercial Bank Co., Ltd., Class H	6,488	2,646
CITIC Ltd.	10,000	7,080
Country Garden Holdings Co., Ltd.	8,000	11,042

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2020 (unaudited) (continued)

	Shares	Value

Country Garden Services Holdings Co., Ltd.	3,172	$21,460
CSPC Pharmaceutical Group Ltd.	13,440	13,684
EVA Precision Industrial Holdings Ltd.	20,236	1,649
Golden Eagle Retail Group Ltd.	3,000	2,724
Industrial & Commercial Bank of China Ltd., Class H	49,000	31,482
JD.com, Inc. ADR (h)	441	38,764
Jiangsu Expressway Co., Ltd., Class H	3,189	3,567
Ju Teng International Holdings Ltd.	4,744	1,420
Lee & Man Paper Manufacturing Ltd.	10,000	8,206
Lenovo Group Ltd.	36,000	34,034
NetEase, Inc. ADR	310	29,689
Postal Savings Bank of China Co., Ltd., Class H (b)	48,000	27,123
Shenzhen Expressway Co., Ltd., Class H	7,700	7,254
Shenzhen International Holdings Ltd.	3,000	4,847
Shenzhen Investment Holdings Bay Area Development Co., Ltd.	6,000	2,022
Sinopharm Group Co., Ltd., Class H	3,200	7,763
Tencent Holdings Ltd.	6,381	459,137
Tingyi Cayman Islands Holding Corp.	4,000	6,842
Topsports International Holdings Ltd. (b)	2,000	2,995
Xiaomi Corp., Class B (b)(h)	2,000	8,501
Xinyi Solar Holdings Ltd.	6,000	15,733
Yuexiu Real Estate Investment Trust REIT	5,000	2,439
Yuexiu Transport Infrastructure Ltd.	16,000	10,906

		1,419,006

Colombia—0.1%
Bancolombia S.A.	939	9,657
Corp. Financiera Colombiana S.A. (h)	1,390	13,211

		22,868

Czech Republic—0.0%
CEZ AS	307	7,363
Moneta Money Bank AS (b)(h)	919	2,912
O2 Czech Republic AS	593	6,930

		17,205

Denmark—1.5%
Ambu A/S, Class B	5,777	248,176
Carlsberg AS, Class B	153	24,528
Coloplast A/S, Class B	523	79,982
D/S Norden A/S	467	8,446
DSV A/S	1,143	192,095
Novo Nordisk A/S, Class B	2,138	149,145
Scandinavian Tobacco Group A/S, Class A (b)	122	2,081
Solar A/S, Class B	41	2,423
Spar Nord Bank A/S (h)	137	1,342
Tryg A/S	398	12,517

		720,735

	Shares	Value

Finland—0.1%
Elisa Oyj	388	$21,270
Kesko Oyj, Class B	422	10,831
Neste Oyj	207	15,029
Oriola Oyj, Class B	700	1,627
TietoEVRY Oyj	186	6,120

		54,877

France—1.6%
Amundi S.A. (b)(h)	189	15,404
APERAM S.A.	51	2,122
AXA S.A.	1,362	32,664
BNP Paribas S.A. (h)	425	22,437
Boiron S.A.	31	1,566
Bouygues S.A.	680	27,967
CNP Assurances (h)	1,014	16,475
Coface S.A. (h)	855	8,571
Credit Agricole S.A. (h)	957	12,098
Iliad S.A.	45	9,237
Klepierre S.A. REIT	672	15,156
L’Oreal S.A.	288	109,887
LVMH Moet Hennessy Louis Vuitton SE	450	281,700
Orange S.A.	3,738	44,501
Peugeot S.A. (h)	560	15,336
Publicis Groupe S.A.	239	11,879
Sanofi	350	33,923
Schneider Electric SE	215	31,073
SEB S.A.	7	1,273
Teleperformance	71	23,571
TOTAL SE	699	30,170
Vinci S.A.	296	29,484

		776,494

Germany—2.7%
Adidas AG (h)	601	218,647
Bayer AG	514	30,280
Bayerische Motoren Werke AG	275	24,271
Cewe Stiftung & Co. KGAA	45	5,085
Daimler AG	401	28,423
Deutsche Boerse AG	99	16,857
Deutsche Lufthansa AG (h)	810	10,718
Deutsche Telekom AG	2,595	47,366
Dialog Semiconductor PLC (h)	212	11,553
DWS Group GmbH & Co. KGaA (b)	252	10,713
HeidelbergCement AG	275	20,475
Hornbach Holding AG & Co. KGaA	100	9,614
Infineon Technologies AG	3,935	150,272
LEG Immobilien AG	77	11,946
MTU Aero Engines AG	607	158,226
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	89	26,444
Nemetschek SE	1,067	79,298
Nordex SE (h)	482	13,178
SAP SE	1,642	212,670
Talanx AG (h)	31	1,205
TeamViewer AG (b)(h)	157	8,434

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2020 (unaudited) (continued)

	Shares	Value

TLG Immobilien AG	287	$8,043
United Internet AG	520	21,889
Varta AG (h)	66	9,516
WCM Beteiligungs & Grundbesitz AG	967	4,725
Zalando SE (b)(h)	1,714	190,651

		1,330,499

Greece—0.1%
Hellenic Telecommunications Organization S.A.	687	11,047
National Bank of Greece S.A. (h)	4,138	11,329

		22,376

Hong Kong—0.7%
AIA Group Ltd.	15,200	185,229
Cathay Pacific Airways Ltd. (h)	1,543	1,429
China Unicom Hong Kong Ltd.	14,000	7,987
CITIC Telecom International Holdings Ltd.	11,000	3,462
CK Hutchison Holdings Ltd.	2,000	13,964
CLP Holdings Ltd.	2,281	21,092
Dah Sing Banking Group Ltd.	1,623	1,668
Fairwood Holdings Ltd.	2,000	4,568
Global Brands Group Holding Ltd. (h)	61,400	1,392
Hui Xian Real Estate Investment Trust REIT	6,000	1,658
Jardine Matheson Holdings Ltd.	400	22,375
Kerry Properties Ltd.	2,243	5,673
Shanghai Industrial Urban Development Group Ltd.	17,000	1,800
Sino Land Co., Ltd.	6,000	7,808
Sun Hung Kai Properties Ltd.	1,000	12,789
United Laboratories International Holdings Ltd.	6,000	4,253
Vinda International Holdings Ltd.	2,000	5,469
Wharf Holdings Ltd.	5,000	13,430
Yue Yuen Industrial Holdings Ltd.	698	1,454

		317,500

Hungary—0.1%
Magyar Telekom Telecommunications PLC	5,446	6,973
OTP Bank Nyrt (h)	357	16,088
Richter Gedeon Nyrt	384	9,637

		32,698

India—0.3%
HDFC Bank Ltd. ADR (h)	1,979	143,003

Indonesia—0.0%
Indofood CBP Sukses Makmur Tbk PT	10,700	7,295
Media Nusantara Citra Tbk PT (h)	142,600	11,587

		18,882

	Shares	Value

Ireland—0.5%
Horizon Therapeutics PLC (h)	309	$22,604
Irish Residential Properties REIT PLC	403	737
Kerry Group PLC, Class A	502	72,912
Kingspan Group PLC (h)	1,184	82,970
Medtronic PLC	422	49,433
Origin Enterprises PLC	320	1,210
STERIS PLC	108	20,470

		250,336

Israel—0.1%
Alony Hetz Properties & Investments Ltd.	607	8,497
B Communications Ltd. (h)	749	1,244
Check Point Software Technologies Ltd. (h)	70	9,304
Equital Ltd. (h)	—	4
Formula Systems 1985 Ltd.	115	9,942
Shufersal Ltd.	278	2,148

		31,139

Italy—0.3%
Assicurazioni Generali SpA	1,162	20,345
DiaSorin SpA	47	9,813
Enav SpA (b)	918	4,038
Enel SpA	4,789	48,727
Intesa Sanpaolo SpA (h)	13,249	31,317
Snam SpA	2,542	14,356
Telecom Italia SpA	15,269	7,087
Unipol Gruppo SpA (h)	1,244	5,978

		141,661

Japan—2.8%
ADEKA Corp.	26	455
Aida Engineering Ltd.	142	1,331
Aoyama Trading Co., Ltd. (h)	111	580
Astellas Pharma, Inc.	992	15,360
Canon Marketing Japan, Inc.	300	6,856
Canon, Inc.	410	7,943
Cawachi Ltd.	200	5,696
Chubu Electric Power Co., Inc.	900	10,861
Chugai Pharmaceutical Co., Ltd.	700	37,349
Chugoku Electric Power Co., Inc.	700	8,215
DCM Holdings Co., Ltd.	825	9,431
Doutor Nichires Holdings Co., Ltd.	651	9,362
DyDo Group Holdings, Inc.	126	6,546
Earth Corp.	100	5,640
ENEOS Holdings, Inc.	3,800	13,648
FUJIFILM Holdings Corp.	421	22,209
Fukuyama Transporting Co., Ltd.	145	6,112
Hitachi Ltd.	500	19,735
Honda Motor Co., Ltd.	1,100	31,038
Honeys Holdings Co., Ltd.	39	397
ITOCHU Corp.	877	25,223
Iwatani Corp.	200	12,322
Japan Post Holdings Co., Ltd.	3,900	30,378
Japan Post Insurance Co., Ltd.	900	18,454

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2020 (unaudited) (continued)

	Shares	Value

Japan Wool Textile Co., Ltd.	600	$5,808
Kajima Corp.	900	12,073
Kamigumi Co., Ltd.	400	7,307
Kandenko Co., Ltd.	1,000	8,470
KDDI Corp.	1,300	38,545
Keyence Corp.	200	112,503
Konica Minolta, Inc.	2,900	11,105
LaSalle Logiport REIT	6	9,682
McDonald’s Holdings Co. Japan Ltd.	100	4,846
Mirait Holdings Corp.	700	12,013
Mitsubishi Corp.	1,400	34,513
Mitsubishi Research Institute, Inc.	100	4,145
Mitsubishi UFJ Financial Group, Inc.	5,300	23,466
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,600	7,683
Mitsuboshi Belting Ltd.	71	1,170
Mitsui & Co., Ltd.	800	14,667
Mizuho Financial Group, Inc.	1,400	17,769
MonotaRO Co., Ltd.	900	45,710
Morinaga Milk Industry Co., Ltd.	100	4,927
Murata Manufacturing Co., Ltd.	300	27,159
NEC Corp.	400	21,484
Nippo Corp.	200	5,480
Nippon Telegraph & Telephone Corp.	2,316	59,426
Nitori Holdings Co., Ltd.	100	20,910
Obayashi Corp.	2,427	20,956
Okumura Corp.	200	4,950
Oracle Corp.	100	13,035
Osaka Gas Co., Ltd.	500	10,249
Raito Kogyo Co., Ltd.	463	8,146
Rengo Co., Ltd.	400	3,353
Ricoh Co., Ltd.	1,500	9,864
Rinnai Corp.	100	11,624
Sankyo Co., Ltd.	400	10,823
Sanyo Special Steel Co., Ltd. (h)	182	2,264
Sawai Pharmaceutical Co., Ltd.	225	10,211
Secom Co., Ltd.	300	27,676
Sekisui House Ltd.	600	12,223
Senko Group Holdings Co., Ltd.	796	7,763
Seven & i Holdings Co., Ltd.	500	17,705
Shibaura Electronics Co., Ltd.	100	3,026
Softbank Corp.	2,800	35,146
Sony Corp.	400	40,307
Sugi Holdings Co., Ltd.	200	13,360
Sumitomo Corp.	1,500	19,879
Sumitomo Densetsu Co., Ltd.	200	5,093
Sumitomo Mitsui Financial Group, Inc.	1,100	34,098
Sumitomo Rubber Industries Ltd.	1,000	8,604
Suzuken Co., Ltd.	200	7,235
Sysmex Corp.	500	60,163
Takasago Thermal Engineering Co., Ltd.	597	9,063
Takeda Pharmaceutical Co., Ltd.	800	28,951
Tokyo Electron Ltd.	100	37,356
Towa Pharmaceutical Co., Ltd.	214	3,972
Toyo Suisan Kaisha Ltd.	300	14,600
Toyota Motor Corp.	651	50,238

	Shares	Value

Tsuruha Holdings, Inc.	100	$14,220
Tv Tokyo Holdings Corp.	166	3,706
Yaoko Co., Ltd.	100	6,965
Yurtec Corp.	132	1,067

		1,383,893

Korea (Republic of)—0.7%
CJ CheilJedang Corp.	19	6,673
CJ Corp.	79	6,707
Daelim Industrial Co., Ltd. (d)(f)	200	15,416
Doosan Bobcat, Inc.	265	7,256
GS Holdings Corp.	393	13,597
Hana Financial Group, Inc.	314	10,001
HDC Hyundai Development Co-Engineering & Construction	1	24
KB Financial Group, Inc.	394	15,648
KC Co., Ltd.	70	1,786
Kia Motors Corp.	368	21,203
KT Corp.	80	1,768
KT&G Corp.	123	9,418
LG Innotek Co., Ltd.	38	6,401
Macquarie Korea Infrastructure Fund	731	7,172
NCSoft Corp.	22	18,888
POSCO	75	18,741
Posco International Corp.	457	6,131
Samsung Card Co., Ltd.	451	13,497
Samsung Electronics Co., Ltd.	306	22,851
Samsung Electronics Co., Ltd. GDR	30	54,564
Shinhan Financial Group Co., Ltd.	652	19,347
SK Hynix, Inc.	327	35,718
SK Telecom Co., Ltd.	91	19,999
Woori Financial Group, Inc.	1,946	17,460

		350,266

Malaysia—0.1%
Axis Real Estate Investment Trust REIT	4,100	2,070
Bermaz Auto Bhd.	3,500	1,265
Dialog Group Bhd.	10,000	8,587
Hong Leong Bank Bhd.	1,700	7,700
KNM Group Bhd. (h)	31,700	1,622
Malayan Banking Bhd.	5,200	10,947
MBM Resources BHD	7,800	6,583
MISC Bhd.	2,100	3,592
Tenaga Nasional Bhd.	2,700	7,004
TIME dotCom Bhd.	1,900	6,267

		55,637

Mexico—0.1%
Alfa S.A.B de C.V., Class A	10,100	7,299
Alpek S.A.B de C.V.	7,700	6,741
Banco del Bajio S.A. (b)(h)	3,200	4,387
Controladora Nemak SAB de C.V. (h)	10,100	1,330
Fibra Uno Administracion S.A. de C.V. REIT	6,500	7,349
Grupo Financiero Banorte S.A.B de C.V., Class O (h)	3,100	17,125

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2020 (unaudited) (continued)

	Shares	Value

Grupo Financiero Inbursa SAB De C.V. (h)	4,500	$4,536
Grupo Lala S.A.B de C.V.	4,496	3,513
Macquarie Mexico Real Estate Management S.A. de C.V. REIT (b)	5,300	7,500
Qualitas Controladora S.A.B. de C.V.	900	4,846

		64,626

Morocco—0.0%
Co Sucrerie Marocaine et de Raffinage	136	3,204
Douja Promotion Groupe Addoha S.A. (h)	1,239	888

		4,092

Netherlands—1.4%
Aegon NV	2,593	10,343
AerCap Holdings NV (h)	161	7,338
Airbus SE (h)	234	25,680
ASM International NV	118	25,750
ASML Holding NV	980	474,494
ASR Nederland NV	285	11,403
Coca-Cola European Partners PLC	133	6,628
Flow Traders (b)	190	6,290
Koninklijke Ahold Delhaize NV	2,209	62,319
Koninklijke KPN NV	3,344	10,164
NN Group NV	396	17,119
Signify NV (b)(h)	288	12,092
VEON Ltd. ADR	3,730	5,632
Wolters Kluwer NV	243	20,501

		695,753

New Zealand—0.4%
a2 Milk Co., Ltd. (h)	1,347	11,716
Air New Zealand Ltd. (h)	2,529	3,287
Arvida Group Ltd.	3,328	4,296
Fisher & Paykel Healthcare Corp. Ltd.	786	18,667
Kiwi Property Group Ltd. REIT	1,590	1,399
Mainfreight Ltd.	2,272	113,863
Meridian Energy Ltd.	6,733	36,059
Summerset Group Holdings Ltd.	1,441	13,031

		202,318

Norway—0.2%
Avance Gas Holding Ltd. (b)	3,418	16,374
Frontline Ltd.	1,133	7,181
Orkla ASA	1,499	15,218
Sparebanken Vest	966	8,156
TGS NOPEC Geophysical Co ASA	576	8,930
Yara International ASA	344	14,271

		70,130

Peru—0.0%
Ferreycorp SAA	7,075	3,381

Philippines—0.0%
Globe Telecom, Inc.	70	2,962
PLDT, Inc.	125	3,490

		6,452

	Shares	Value

Poland—0.1%
Asseco Poland S.A.	406	$7,406
Ciech S.A. (h)	206	1,781
TEN Square Games S.A.	95	14,139

		23,326

Portugal—0.0%
Jeronimo Martins SGPS S.A.	757	12,725
REN—Redes Energeticas Nacionais SGPS S.A.	627	1,807

		14,532

Singapore—0.2%
Accordia Golf Trust UNIT (d)(f)	4,600	2,523
China Aviation Oil Singapore Corp. Ltd.	8,800	7,058
Fortune Real Estate Investment Trust REIT	8,000	7,619
Frasers Logistics & Commercial Trust REIT	9,700	10,369
Parkway Life Real Estate Investment Trust REIT	800	2,343
Sea Ltd. ADR (h)	398	79,222
Sheng Siong Group Ltd.	1,900	2,229
Sino Grandness Food Industry Group Ltd. (d)(f)(h)	25,900	392
Yangzijiang Shipbuilding Holdings Ltd.	7,000	5,060

		116,815

South Africa—0.2%
Anglo American Platinum Ltd.	204	20,074
Astral Foods Ltd.	984	9,325
Gold Fields Ltd.	1,465	13,600
Impala Platinum Holdings Ltd.	1,533	21,100
MTN Group	2,596	10,714
Nedbank Group Ltd.	1,039	9,175
Old Mutual Ltd.	11,523	9,352
Sibanye Stillwater Ltd.	2,820	11,366

		104,706

Spain—0.3%
Banco Santander S.A. (h)	8,396	26,182
Ebro Foods S.A.	211	4,882
Iberdrola S.A.	4,116	59,148
Lar Espana Real Estate Socimi S.A. REIT	137	782
Mapfre S.A.	8,896	17,385
Mediaset Espana Comunicacion S.A. (h)	1,102	5,727
Neinor Homes S.A. (b)(h)	694	9,210
Repsol S.A.	1,488	14,990
Telefonica S.A.	5,514	21,933
Telefonica S.A. (h)	306	1,215

		161,454

Sweden—0.7%
Annehem Fastigheter AB (h)	42	162
Arjo AB, Class B	933	7,127
Assa Abloy AB, Class B	4,000	98,848

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2020 (unaudited) (continued)

	Shares	Value

Atlas Copco AB, Class A	1,824	$93,747
Essity AB, Class B	510	16,432
Hexagon AB, Class B	796	72,979
L E Lundbergforetagen AB, Class B (h)	398	21,352
Peab AB (h)	211	2,298
Saab AB, Class B (h)	482	14,024
Skanska AB, Class B	784	19,980

		346,949

Switzerland—2.2%
Allreal Holding AG	53	12,170
ALSO Holding AG (h)	17	4,837
Amcor PLC	51	600
BKW AG	16	1,803
Galenica AG (b)	83	5,512
Givaudan S.A.	7	29,616
Intershop Holding AG	5	3,473
LafargeHolcim Ltd. (h)	343	18,827
Lonza Group AG	193	124,324
Nestle S.A.	651	76,956
Novartis AG	959	90,297
Partners Group Holding AG	121	142,180
PSP Swiss Property AG	58	7,727
Roche Holding AG	323	112,500
Sika AG	706	192,451
Sonova Holding AG (h)	92	23,929
Swiss Life Holding AG	60	27,988
Swiss Prime Site AG	143	14,019
Swisscom AG	47	25,311
UBS Group AG	2,921	41,127
VAT Group AG (b)	431	107,882
Zurich Insurance Group AG	46	19,385

		1,082,914

Taiwan—1.3%
Asia Cement Corp.	13,000	20,022
Asustek Computer, Inc.	2,000	17,861
Cathay Financial Holding Co., Ltd.	10,000	15,058
China Motor Corp. (h)	2,000	3,607
Compal Electronics, Inc.	17,000	12,545
CTBC Financial Holding Co., Ltd.	17,000	11,932
E.Sun Financial Holding Co., Ltd.	24,028	21,870
Far EasTone Telecommunications Co., Ltd.	4,000	8,720
Fubon Financial Holding Co., Ltd.	17,000	28,311
Fulgent Sun International Holding Co., Ltd.	3,000	11,985
Getac Technology Corp.	4,000	6,974
Global Mixed Mode Technology, Inc.	2,000	11,383
Great Wall Enterprise Co., Ltd.	3,450	6,243
Hon Hai Precision Industry Co., Ltd.	9,200	30,166
Hua Nan Financial Holdings Co., Ltd.	17,953	11,671
Lien Hwa Industrial Holdings Corp.	8,110	12,302
Mega Financial Holding Co., Ltd.	9,000	9,553
Pegatron Corp.	5,000	12,004
Pou Chen Corp.	8,000	8,950
Powertech Technology, Inc.	4,000	13,550

	Shares	Value

Realtek Semiconductor Corp.	2,000	$27,863
Sinbon Electronics Co., Ltd.	2,000	15,418
Taiwan Cement Corp.	8,750	13,471
Taiwan Fertilizer Co., Ltd.	1,000	1,932
Taiwan PCB Techvest Co., Ltd.	2,000	3,168
Taiwan Semiconductor Manufacturing Co., Ltd.	2,000	37,835
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	831	90,612
Tripod Technology Corp.	2,000	8,458
Uni-President Enterprises Corp.	4,000	9,621
United Microelectronics Corp.	7,000	11,772
United Microelectronics Corp. ADR	4,951	41,737
United Renewable Energy Co., Ltd. (h)	3,340	1,701
Wisdom Marine Lines Co., Ltd. (h)	2,118	1,845
Wistron Corp.	9,000	9,958
WT Microelectronics Co., Ltd.	1,707	2,452
Yuanta Financial Holding Co., Ltd.	95,400	69,889

		622,439

Thailand—0.1%
Bangchak Corp. PCL (d)(f)	5,500	3,782
Delta Electronics Thailand PCL (d)(f)	1,000	16,201
Thanachart Capital PCL (d)(f)	4,000	4,615

		24,598

Turkey—0.1%
Dogus Otomotiv Servis ve Ticaret AS (h)	909	3,502
Turkcell Iletisim Hizmetleri AS	8,079	17,453
Turkiye Garanti Bankasi AS (h)	8,067	11,249
Turkiye Petrol Rafinerileri AS (h)	58	842
Turkiye Sinai Kalkinma Bankasi AS (h)	34,966	8,405

		41,451

United Kingdom—1.0%
Airtel Africa PLC (b)	9,233	9,522
Anglo American PLC	1,066	35,202
Aviva PLC	2,238	9,955
BAE Systems PLC	3,483	23,227
Barratt Developments PLC (h)	1,790	16,364
Bovis Homes Group PLC (h)	768	9,870
BT Group PLC	13,555	24,432
DCC PLC	1,078	76,282
Diversified Gas & Oil PLC	5,445	8,385
Gamma Communications PLC	373	8,391
IHS Markit Ltd.	210	18,864
J Sainsbury PLC	11,324	34,807
JD Sports Fashion PLC (h)	2,210	25,964
Keller Group PLC	1,261	12,036
Legal & General Group PLC	5,118	18,652
M&G PLC	3,176	8,573
Micro Focus International PLC (h)	2,166	12,463
Mitchells & Butlers PLC (h)	3,728	12,291
Rio Tinto PLC	488	36,733
Royal Dutch Shell PLC, Class A	314	5,527
Royal Dutch Shell PLC, Class A	832	14,590
Royal Dutch Shell PLC, Class B	897	15,203

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2020 (unaudited) (continued)

	Shares	Value

Valaris PLC (h)	195	$10
Virgin Money UK PLC (h)	1,098	2,022
Vodafone Group PLC	16,871	27,710

		467,075

United States—28.1%
3M Co.,	172	30,064
Abbott Laboratories	413	45,219
AbbVie, Inc.	650	69,647
Accenture PLC, Class A	53	13,844
ACCO Brands Corp.	1,980	16,731
Activision Blizzard, Inc.	1,452	134,818
Adobe, Inc. (h)	741	370,589
ADT, Inc.	2,396	18,809
AES Corp.	494	11,609
Affiliated Managers Group, Inc.	119	12,102
Aflac, Inc.	618	27,482
AGNC Investment Corp. REIT	2,496	38,938
Air Lease Corp.	309	13,726
Air Products and Chemicals, Inc.	91	24,863
Akamai Technologies, Inc. (h)	234	24,568
Align Technology, Inc. (h)	177	94,585
Allstate Corp.	605	66,508
Ally Financial, Inc.	531	18,935
Alphabet, Inc., Class A (h)	103	180,522
Alphabet, Inc., Class C (h)	63	110,368
Amazon.com, Inc. (h)	210	683,955
Amdocs Ltd.	150	10,640
American Electric Power Co., Inc.	241	20,068
American Equity Investment Life Holding Co.	442	12,226
American Financial Group, Inc.	234	20,503
American Homes 4 Rent, Class A REIT	381	11,430
American Tower Corp. REIT	130	29,180
American Water Works Co., Inc.	157	24,095
Ameriprise Financial, Inc.	108	20,988
Amgen, Inc.	215	49,433
Analog Devices, Inc.	252	37,228
Annaly Capital Management, Inc. REIT	1,887	15,945
Anthem, Inc.	195	62,613
Anworth Mortgage Asset Corp. REIT	837	2,268
Apple, Inc.	3,326	441,327
Applied Materials, Inc.	1,546	133,420
AT&T, Inc.	2,894	83,231
Atmos Energy Corp.	22	2,099
Automatic Data Processing, Inc.	120	21,144
AutoZone, Inc. (h)	23	27,265
Bank of America Corp.	1,813	54,952
Baxter International, Inc.	84	6,740
Berkshire Hathaway, Inc., Class B (h)	123	28,520
Best Buy Co., Inc.	275	27,442
Bio-Rad Laboratories, Inc., Class A (h)	20	11,659
Biogen, Inc. (h)	107	26,200
Bloom Energy Corp., Class A (h)	607	17,397
Booz Allen Hamilton Holding Corp.	459	40,016
Bristol-Myers Squibb Co.	1,271	78,840
Broadcom, Inc.	118	51,666

	Shares	Value

Brown & Brown, Inc.	257	$12,184
Cadence Design Systems, Inc. (h)	316	43,112
Campbell Soup Co.	171	8,268
Cardinal Health, Inc.	629	33,689
Carlyle Group, Inc.	385	12,104
Carrier Global Corp.	916	34,552
Casey’s General Stores, Inc.	36	6,430
Catalent, Inc. (h)	1,029	107,088
Cboe Global Markets, Inc.	55	5,122
CBTX, Inc.	103	2,628
Centene Corp. (h)	796	47,784
Central Garden & Pet Co., Class A (h)	148	5,377
CenturyLink, Inc.	2,622	25,565
Charles Schwab Corp.	480	25,459
Chemed Corp.	20	10,652
Chevron Corp.	454	38,340
Church & Dwight Co., Inc.	210	18,318
Cigna Corp.	187	38,930
Cincinnati Financial Corp.	154	13,455
Cisco Systems, Inc.	1,324	59,249
Citigroup, Inc.	563	34,715
Citizens Financial Group, Inc.	388	13,875
Citrix Systems, Inc.	208	27,061
Clorox Co.	198	39,980
CMS Energy Corp.	192	11,714
CNA Financial Corp.	420	16,363
Coca-Cola Co.	307	16,836
Colgate-Palmolive Co.	383	32,750
Comcast Corp., Class A	146	7,650
Computer Programs & Systems, Inc.	458	12,293
Conagra Brands, Inc.	351	12,727
Consolidated Edison, Inc.	495	35,774
Cooper Cos., Inc.	489	177,663
Costco Wholesale Corp.	185	69,704
Crown Castle International Corp. REIT	34	5,412
CVS Health Corp.	997	68,095
Danaher Corp.	173	38,430
DaVita, Inc. (h)	213	25,006
Delta Air Lines, Inc.	423	17,009
DexCom, Inc. (h)	64	23,662
Diamond S Shipping, Inc. (h)	642	4,276
Dollar General Corp.	420	88,326
Domino’s Pizza, Inc.	33	12,654
Dover Corp.	195	24,619
DR Horton, Inc.	350	24,122
Dropbox, Inc., Class A (h)	542	12,027
Duke Energy Corp.	371	33,969
Duke Realty Corp. REIT	484	19,345
Eastman Chemical Co.	180	18,050
eBay, Inc.	424	21,306
Ecolab, Inc.	714	154,481
Edwards Lifesciences Corp. (h)	2,047	186,748
Electronic Arts, Inc.	231	33,172
Eli Lilly and Co.	583	98,434
Ellington Financial, Inc. REIT	34	505
Encompass Health Corp.	126	10,419
Ennis, Inc.	150	2,678

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2020 (unaudited) (continued)

	Shares	Value

Entergy Corp.	18	$1,797
EOG Resources, Inc.	92	4,588
Equinix, Inc. REIT	32	22,854
Equity Commonwealth REIT	210	5,729
Equity LifeStyle Properties, Inc. REIT	147	9,314
Estee Lauder Cos., Inc., Class A	667	177,549
Exxon Mobil Corp.	828	34,130
Facebook, Inc., Class A (h)	861	235,191
Fidelity National Information Services, Inc.	195	27,585
First NBC Bank Holding Co. (h)	1,041	56
Fiserv, Inc. (h)	66	7,515
Fortinet, Inc. (h)	188	27,924
FTI Consulting, Inc. (h)	143	15,976
Gaming and Leisure Properties, Inc. REIT	225	9,540
General Mills, Inc.	308	18,110
General Motors Co.	941	39,183
Gilead Sciences, Inc.	871	50,744
H&E Equipment Services, Inc.	341	10,165
Hartford Financial Services Group, Inc.	825	40,409
Herc Holdings, Inc. (h)	192	12,751
Hershey Co.	137	20,869
Hewlett Packard Enterprise Co.	1,474	17,467
HollyFrontier Corp.	405	10,469
Honeywell International, Inc.	244	51,899
Hormel Foods Corp.	164	7,644
HP, Inc.	1,559	38,336
Humana, Inc.	95	38,976
Insight Enterprises, Inc. (h)	12	913
Intel Corp.	1,299	64,716
Intercontinental Exchange, Inc.	105	12,105
InterDigital, Inc.	240	14,563
Intuit, Inc.	377	143,203
Intuitive Surgical, Inc. (h)	218	178,346
JM Smucker Co.	182	21,039
Johnson & Johnson	815	128,265
Johnson Controls International PLC	619	28,839
JPMorgan Chase & Co.	581	73,828
Kellogg Co.	62	3,858
Keysight Technologies, Inc. (h)	128	16,908
Kimberly-Clark Corp.	404	54,471
Kinder Morgan, Inc.	1,532	20,942
KLA Corp.	92	23,820
Kroger Co.	1,555	49,387
L3Harris Technologies, Inc.	243	45,932
Laboratory Corp. of America Holdings (h)	68	13,841
Lam Research Corp.	89	42,032
Leidos Holdings, Inc.	396	41,628
Lennox International, Inc.	328	89,862
Lexington Realty Trust REIT	846	8,985
Lockheed Martin Corp.	80	28,398
Lowe’s Cos., Inc.	338	54,252
LyondellBasell Industries NV, Class A	216	19,799
ManTech International Corp., Class A	91	8,094
MarketAxess Holdings, Inc.	38	21,681
Marsh & McLennan Cos., Inc.	57	6,669

	Shares	Value

Masco Corp.	187	$10,272
Mastercard, Inc., Class A	215	76,742
McDonald’s Corp.	403	86,476
McGrath RentCorp	260	17,446
Merck & Co., Inc.	996	81,473
Methode Electronics, Inc.	304	11,637
MetLife, Inc.	723	33,945
Micron Technology, Inc. (h)	524	39,394
Microsoft Corp.	3,305	735,098
Molson Coors Brewing Co., Class B	205	9,264
Mondelez International, Inc., Class A	673	39,350
Morgan Stanley	656	44,956
Motorola Solutions, Inc.	88	14,965
MSCI, Inc.	666	297,389
MYR Group, Inc. (h)	195	11,720
Nasdaq, Inc.	212	28,141
Newell Brands, Inc.	1,083	22,992
Newmont Corp.	1,072	64,202
NextEra Energy, Inc.	664	51,228
NIKE, Inc., Class B	1,526	215,883
Northrop Grumman Corp.	11	3,352
NortonLifeLock, Inc.	534	11,097
NVIDIA Corp.	185	96,607
O’Reilly Automotive, Inc. (h)	103	46,615
Old Republic International Corp.	407	8,022
Omnicom Group, Inc.	137	8,545
OneMain Holdings, Inc.	290	13,966
Oracle Corp.	751	48,582
Otis Worldwide Corp.	485	32,762
Paychex, Inc.	146	13,604
PayPal Holdings, Inc. (h)	1,368	320,386
PepsiCo, Inc.	237	35,147
Pfizer, Inc.	2,164	79,657
Phillips 66	213	14,897
Photronics, Inc. (h)	1,122	12,522
Pool Corp.	417	155,332
Popular, Inc.	291	16,389
Procter & Gamble Co.	916	127,452
Progressive Corp.	527	52,110
Prudential Financial, Inc.	302	23,577
Public Storage REIT	7	1,617
QCR Holdings, Inc.	33	1,306
Qorvo, Inc. (h)	234	38,907
QUALCOMM, Inc.	357	54,385
Quest Diagnostics, Inc.	108	12,870
Regeneron Pharmaceuticals, Inc. (h)	114	55,075
Reinsurance Group of America, Inc.	193	22,369
Renewable Energy Group, Inc. (h)	631	44,687
Republic Services, Inc.	402	38,713
Ross Stores, Inc.	975	119,740
S&P Global, Inc.	957	314,595
SBA Communications Corp. REIT	45	12,696
ScanSource, Inc. (h)	295	7,782
Schweitzer-Mauduit International, Inc.	184	7,399
ServiceNow, Inc. (h)	21	11,559
Sherwin-Williams Co.	169	124,200
Sirius XM Holdings, Inc.	1,538	9,797

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2020 (unaudited) (continued)

	Shares	Value

Skyworks Solutions, Inc.	157	$24,002
Southern Co.	273	16,770
SP Plus Corp. (h)	82	2,364
Square, Inc., Class A (h)	960	208,934
Star Group L.P.	1,380	12,986
Starbucks Corp.	530	56,699
State Street Corp.	366	26,637
Steel Dynamics, Inc.	733	27,026
STORE Capital Corp. REIT	64	2,175
Stryker Corp.	156	38,226
Sykes Enterprises, Inc. (h)	261	9,832
Synchrony Financial	635	22,041
Synopsys, Inc. (h)	161	41,738
T Rowe Price Group, Inc.	96	14,533
T-Mobile U.S., Inc. (h)	100	13,485
Target Corp.	378	66,728
Teradyne, Inc.	224	26,855
Thermo Fisher Scientific, Inc.	112	52,167
TJX Cos., Inc.	279	19,053
Tyler Technologies, Inc. (h)	370	161,512
Tyson Foods, Inc., Class A	305	19,654
United Therapeutics Corp. (h)	34	5,161
UnitedHealth Group, Inc.	481	168,677
Unum Group	593	13,603
Valley National Bancorp	201	1,960
Veeva Systems, Inc., Class A (h)	152	41,382
Verizon Communications, Inc.	2,573	151,164
Vertex Pharmaceuticals, Inc. (h)	301	71,138
ViacomCBS, Inc., Class B	305	11,364
Viatris, Inc. (h)	248	4,648
Visa, Inc., Class A	2,143	468,738
Vistra Corp.	697	13,703
Vulcan Materials Co.	157	23,285
Walgreens Boots Alliance, Inc.	326	13,001
Walmart, Inc.	729	105,085
Waste Connections, Inc.	246	25,232
Waste Management, Inc.	504	59,437
Waterstone Financial, Inc.	258	4,856
WEC Energy Group, Inc.	522	48,040
WestRock Co.	478	20,807
Xcel Energy, Inc.	130	8,667
Zoetis, Inc.	961	159,045
Zoom Video Communications, Inc., Class A (h)	25	8,433

		13,691,453

Total Common Stock (cost-$21,576,159)		26,217,575

	Principal Amount (000s)

CORPORATE BONDS & NOTES—28.0%

Australia—0.5%
Australia & New Zealand Banking Group Ltd., (converts to FRN on 7/22/25) (a)(b)(g),
2.95%, 7/22/30	$155	163,898

	Principal Amount (000s)	Value

Westpac Banking Corp., (converts to FRN on 2/4/25) (g),
2.894%, 2/4/30	$105	$110,313

		274,211

Belgium—0.1%
Anheuser-Busch InBev Finance, Inc.,
3.65%, 2/1/26	35	39,588

Canada—0.1%
Cenovus Energy, Inc.,
3.00%, 8/15/22	35	35,709
3.80%, 9/15/23	20	20,841

		56,550

Cayman Islands—0.4%
Avolon Holdings Funding Ltd. (a)(b),
4.25%, 4/15/26	35	37,957
4.375%, 5/1/26	13	14,078
Seagate HDD Cayman (a)(b),
3.375%, 7/15/31	128	128,932

		180,967

Ireland—0.2%
AerCap Ireland Capital DAC,
3.15%, 2/15/24	45	47,260
3.875%, 1/23/28	25	26,997
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	30	33,578

		107,835

Japan—0.1%
Takeda Pharmaceutical Co., Ltd.,
3.025%, 7/9/40	40	42,269

Luxembourg—0.1%
Allergan Funding SCS,
3.80%, 3/15/25	40	42,658

Mexico—0.1%
Petroleos Mexicanos,
4.50%, 1/23/26	70	70,026

Puerto Rico—0.5%
Popular, Inc.,
6.125%, 9/14/23	210	227,565

Switzerland—0.2%
Credit Suisse Group AG, (converts to FRN on 8/21/26) (a)(b)(e)(g),
6.375%, 8/21/26	80	89,167

United Kingdom—0.7%
BAE Systems PLC (a)(b),
3.40%, 4/15/30	80	90,832
HSBC Holdings PLC, (converts to FRN on 6/17/31) (e)(g),
4.60%, 12/17/30	200	204,024

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value
Lloyds Banking Group PLC, (converts to FRN on 9/27/25) (e)(g),
7.50%, 9/27/25	$40	$46,100

		340,956

United States—25.0%
3M Co.,
3.125%, 9/19/46	50	55,733
AbbVie, Inc.,
3.85%, 6/15/24	90	99,194
Air Products and Chemicals, Inc.,
2.80%, 5/15/50	57	62,030
Alabama Power Co.,
2.80%, 4/1/25	185	200,805
4.10%, 1/15/42	120	144,427
Amazon.com, Inc.,
2.50%, 6/3/50	40	41,532
2.70%, 6/3/60	19	20,211
American Express Co.,
3.625%, 12/5/24	70	77,608
8.15%, 3/19/38	90	145,764
American International Group, Inc.,
3.40%, 6/30/30	60	68,694
6.82%, 11/15/37	14	20,653
American Tower Corp.,
3.375%, 5/15/24	125	135,882
4.40%, 2/15/26	215	248,766
Anheuser- Busch InBev Finance, Inc.,
4.00%, 1/17/43	145	168,656
Arizona Public Service Co.,
5.50%, 9/1/35	95	130,008
AT&T, Inc.,
3.10%, 2/1/43	68	69,127
3.50%, 9/15/53 (a)(b)	130	130,731
Athene Global Funding (a)(b),
2.55%, 6/29/25	80	84,595
2.95%, 11/12/26	50	53,737
Bank of America Corp. (g),
0.981%, 9/25/25 (converts to FRN on 9/25/24)	125	126,131
2.496%, 2/13/31 (converts to FRN on 2/13/30)	165	174,912
2.881%, 4/24/23 (converts to FRN on 4/24/22)	160	165,239
Belrose Funding Trust (a)(b),
2.33%, 8/15/30	40	41,262
Berkshire Hathaway Energy Co. (a)(b),
2.85%, 5/15/51	45	46,334
Berkshire Hathaway Finance Corp.,
2.85%, 10/15/50	21	22,540
Boeing Co.,
2.80%, 3/1/27	60	62,077
3.625%, 2/1/31	85	93,255
Boston Gas Co. (a)(b),
3.15%, 8/1/27	100	110,571

	Principal Amount (000s)	Value

Broadcom, Inc.,
4.70%, 4/15/25	$105	$120,318
Carrier Global Corp.,
2.722%, 2/15/30	50	53,554
Celgene Corp.,
5.00%, 8/15/45	30	37,263
Charter Communications Operating LLC,
3.75%, 2/15/28	100	112,370
Cigna Corp.,
4.125%, 11/15/25	65	74,852
4.80%, 8/15/38	35	45,516
Citigroup, Inc.,
0.776%, 10/30/24 (converts to FRN on 10/30/23) (g)	175	176,170
2.976%, 11/5/30 (converts to FRN on 11/5/29) (g)	25	27,551
4.65%, 7/30/45	25	33,729
4.70%, 1/30/25 (converts to FRN on 1/30/25) (e)(g)	29	29,854
CMS Energy Corp., (converts to FRN on 12/1/30) (g),
3.75%, 12/1/50	45	46,136
Columbia Pipeline Group, Inc.,
5.80%, 6/1/45	65	88,853
Comcast Corp.,
3.20%, 7/15/36	85	96,827
3.75%, 4/1/40	26	31,353
Comerica, Inc., (converts to FRN on 10/1/25) (e)(g),
5.625%, 7/1/25	50	55,500
Commonwealth Edison Co.,
5.90%, 3/15/36	30	43,488
Consolidated Edison Co. of New York, Inc., Ser. 06-E,
5.70%, 12/1/36	5	6,874
Crown Castle International Corp.,
4.00%, 3/1/27	65	74,533
4.45%, 2/15/26	80	92,476
CVS Health Corp.,
2.70%, 8/21/40	60	60,834
4.30%, 3/25/28	19	22,602
4.78%, 3/25/38	45	56,838
CyrusOne LP,
2.15%, 11/1/30	45	44,052
Delta Air Lines, Inc. (a)(b),
4.50%, 10/20/25	46	49,227
7.00%, 5/1/25	45	51,985
Diamondback Energy, Inc.,
3.25%, 12/1/26	47	50,372
4.75%, 5/31/25	36	40,540
Discover Financial Services, Ser. C, (converts to FRN on 10/30/27) (e)(g),
5.50%, 10/30/27	45	48,319

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value
Discovery Communications LLC (a)(b),
4.00%, 9/15/55	$88	$98,487
DTE Electric Co.,
5.70%, 10/1/37	20	28,020
6.625%, 6/1/36, Ser. A	10	14,747
Duke Energy Ohio, Inc.,
4.30%, 2/1/49	40	51,524
Duke Energy Progress LLC,
6.125%, 9/15/33	20	28,267
Edison International,
2.95%, 3/15/23	35	36,425
4.95%, 4/15/25	25	28,490
El Paso Natural Gas Co. LLC,
8.375%, 6/15/32	102	144,541
Energy Transfer Operating L.P.,
6.50%, 2/1/42	95	116,139
7.125%, 5/15/30 (converts to FRN on 5/15/30) (e)(g)	60	57,150
Equinix, Inc.,
1.00%, 9/15/25	150	150,446
First Horizon Bank,
5.75%, 5/1/30	84	97,932
First Horizon Corp.,
4.00%, 5/26/25	112	125,226
First Maryland Capital II, 3 mo. LIBOR + 0.850% (g),
1.064%, 2/1/27	25	23,469
Five Corners Funding Trust II (a)(b),
2.85%, 5/15/30	58	64,092
Ford Motor Credit Co. LLC,
3.35%, 11/1/22	185	188,489
GE Capital Funding LLC (a)(b),
4.55%, 5/15/32	70	84,050
General Motors Co.,
4.875%, 10/2/23	90	99,844
General Motors Financial Co., Inc.,
3.55%, 7/8/22	95	99,130
5.70%, 9/30/30, Ser. C (converts to FRN on 9/30/30) (e)(g)	15	16,575
Georgia Power Co., Ser. B,
3.70%, 1/30/50	10	12,161
Gilead Sciences, Inc.,
2.60%, 10/1/40	58	58,696
Harborwalk Funding Trust, (converts to FRN on 2/15/49) (a)(b)(g),
5.077%, 2/15/69	150	195,591
Hess Corp.,
4.30%, 4/1/27	50	55,134
7.125%, 3/15/33	65	84,930
Huntington Bancshares, Inc., (converts to FRN on 10/15/30) (e)(g),
5.625%, 7/15/30	35	40,994
Huntington Capital Trust I, 3 mo. LIBOR + 0.700% (g),
0.914%, 2/1/27	105	97,352

	Principal Amount (000s)	Value

Intel Corp.,
3.10%, 2/15/60	$35	$38,010
Intercontinental Exchange, Inc.,
2.65%, 9/15/40	45	46,276
International Business Machines Corp.,
1.70%, 5/15/27	60	62,421
2.95%, 5/15/50	90	96,274
Jersey Central Power & Light Co.,
6.15%, 6/1/37	110	141,388
Johnson & Johnson,
2.45%, 9/1/60	45	46,934
JPMorgan Chase & Co., 3 mo. LIBOR + 0.950% (g),
1.164%, 2/2/37	180	155,363
Kansas City Southern,
3.50%, 5/1/50	40	44,788
4.30%, 5/15/43	18	21,464
Kinder Morgan Energy Partners L.P.,
7.50%, 11/15/40	40	57,305
L3Harris Technologies, Inc.,
3.95%, 5/28/24	105	115,417
4.40%, 6/15/28	90	108,551
Leidos, Inc.,
2.30%, 2/15/31 (a)(b)	50	51,184
4.375%, 5/15/30 (a)(b)	26	31,066
7.125%, 7/1/32	8	10,820
Lincoln National Corp., 3 mo. LIBOR + 2.358% (g),
2.58%, 5/17/66	60	46,865
Litton Industries, Inc.,
7.75%, 3/15/26	20	26,322
Lockheed Martin Corp.,
2.80%, 6/15/50	8	8,673
Loews Corp.,
3.20%, 5/15/30	17	19,322
Lowe’s Cos, Inc.,
3.00%, 10/15/50	28	30,071
Marathon Petroleum Corp.,
5.85%, 12/15/45	60	72,725
Massachusetts Institute of Technology,
5.60%, 7/1/11	30	52,521
MetLife, Inc. (a)(b),
9.25%, 4/8/38	95	145,027
Metropolitan Life Insurance Co. (a)(b),
7.80%, 11/1/25	130	169,622
Microsoft Corp.,
2.525%, 6/1/50	100	105,522
Mileage Plus Holdings LLC (a)(b),
6.50%, 6/20/27	80	86,150
National Rural Utilities Cooperative Finance Corp.,
1.35%, 3/15/31	155	153,276
New York Life Insurance Co. (a)(b),
4.45%, 5/15/69	40	53,888
Niagara Mohawk Power Corp. (a)(b),
1.96%, 6/27/30	45	46,321

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value

NiSource, Inc.,
1.70%, 2/15/31	$40	$39,790
3.49%, 5/15/27	100	112,745
Northrop Grumman Corp.,
3.20%, 2/1/27	100	111,769
4.03%, 10/15/47	10	12,568
Northrop Grumman Systems Corp.,
7.875%, 3/1/26	35	46,342
NRG Energy, Inc. (a)(b),
2.45%, 12/2/27	36	37,730
3.375%, 2/15/29	128	131,286
Oracle Corp.,
2.50%, 4/1/25	90	96,684
3.60%, 4/1/40	55	64,572
3.60%, 4/1/50	35	40,934
Pacific Gas and Electric Co.,
3.75%, 2/15/24	128	136,503
3.75%, 7/1/28	80	87,436
Pennsylvania Electric Co. (a)(b),
3.60%, 6/1/29	25	27,408
4.15%, 4/15/25	32	35,087
PepsiCo, Inc.,
4.45%, 4/14/46	50	69,476
Plains All American Pipeline L.P.,
4.65%, 10/15/25	75	83,908
6.125%, 11/15/22, Ser. B (converts to FRN on 11/15/22) (e)(g)	70	57,050
6.65%, 1/15/37	50	61,281
PPL Electric Utilities Corp.,
5.20%, 7/15/41	140	189,893
President & Fellows of Harvard College,
3.15%, 7/15/46	7	8,223
4.875%, 10/15/40	25	35,793
Public Service Co of Colorado,
4.75%, 8/15/41	22	28,759
Raytheon Technologies Corp.,
7.00%, 11/1/28	100	140,782
San Diego Gas & Electric Co., Ser. NNN,
3.60%, 9/1/23	250	268,711
Sempra Energy,
3.55%, 6/15/24	65	70,816
3.80%, 2/1/38	20	23,230
4.875%, 10/15/25 (converts to FRN on 10/15/25) (e)(g)	39	42,179
Southern California Edison Co.,
3.70%, 8/1/25, Ser. E	30	33,651
3.90%, 12/1/41	100	107,116
State Street Corp., 3 mo. LIBOR + 1.000% (g),
1.217%, 6/15/47	210	180,757
T-Mobile USA, Inc. (a)(b),
3.50%, 4/15/25	79	87,399
3.75%, 4/15/27	105	119,847

	Principal Amount (000s)	Value

TCI Communications, Inc.,
7.875%, 2/15/26	$80	$107,601
Time Warner Cable LLC,
4.50%, 9/15/42	30	35,013
6.55%, 5/1/37	70	96,619
Toledo Edison Co.,
6.15%, 5/15/37	4	5,477
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 5/15/30	25	27,741
Truist Financial Corp., Ser. Q, (converts to FRN on 9/1/30) (e)(g),
5.10%, 3/1/30	35	40,075
Union Pacific Corp.,
3.75%, 2/5/70	23	27,347
UnitedHealth Group, Inc.,
3.50%, 8/15/39	80	94,805
Utah Acquisition Sub, Inc.,
3.95%, 6/15/26	55	62,971
Verizon Communications, Inc.,
2.875%, 11/20/50	50	50,450
ViacomCBS, Inc.,
4.20%, 5/19/32	17	20,520
5.25%, 4/1/44	35	45,644
6.25%, 2/28/57 (converts to FRN on 2/28/27) (g)	69	77,616
Virginia Electric and Power Co.,
4.00%, 1/15/43	35	43,954
Visa, Inc.,
1.90%, 4/15/27	95	100,945
2.70%, 4/15/40	20	21,944
Walt Disney Co.,
3.50%, 5/13/40	45	53,126
3.60%, 1/13/51	30	36,497
Wells Fargo & Co.,
5.95%, 12/15/36	30	40,230

		12,192,227

Total Corporate Bonds & Notes (cost—$13,060,531)		13,664,019

	Shares

EXCHANGE-TRADED FUNDS—5.0%
iShares Mortgage Real Estate	30,000	955,800
SPDR Blackstone	32,000	1,460,800

Total Exchange-Traded Funds (cost—$2,404,020)		2,416,600

MUTUAL FUND—1.5%
iShares U.S. Oil & Gas Exploration & Production (cost—$748,858)	21,000	753,480

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value

U.S. TREASURY OBLIGATIONS—0.6%
U.S. Treasury Bonds,
1.375%, 8/15/50 (j)	$81	$75,767
U.S. Treasury Notes,
0.375%, 11/30/25	176	176,261
0.875%, 11/15/30	30	29,880

Total U.S. Treasury Obligations (cost—$280,889)		281,908

	Shares

PREFERRED STOCK—0.4%

Brazil—0.1%
Banco Bradesco S.A.	2,900	15,253
Cia de Saneamento do Parana	5,700	5,619
Cia Energetica de Minas Gerais	1,968	5,549
Cia Paranaense de Energia	1,100	15,989
Petroleo Brasileiro S.A.	3,300	17,915

		60,325

Chile—0.0%
Embotelladora Andina S.A., Class B	2,122	5,463

Germany—0.1%
Porsche Automobil Holding SE	258	17,822
Volkswagen AG	105	19,623

		37,445

Korea (Republic of)—0.1%
Samsung Electronics Co., Ltd.	593	40,227

United States—0.1%
Wells Fargo & Co. (e)	1,905	50,330

Total Preferred Stock (cost-$148,782)		193,790

RIGHTS—0.0%

Spain—0.0%
Repsol S.A., exercise price EUR 0.45, expires 7/9/20 (h) (cost—$522)	1,488	510

	Principal Amount (000s)	Value

Repurchase Agreements—3.6%
State Street Bank and Trust Co., dated 12/31/20, 0.00%, due 1/4/21, proceeds $1,775,000; collateralized by U.S. Treasury Notes, 2.625%, due 6/30/23, valued at $1,810,537 including accrued interest (cost—$1,775,000)	$1,775	$1,775,000

Total Investments (cost-$39,994,761) (c)—92.9%		45,302,882

Other assets less liabilities (i)—7.1%		3,437,351

Net Assets—100.0%		$48,740,233

Notes to Schedule of Investments:

†	Actual amount rounds to less than $1.
(a)

Private Placement—Restricted as to resale and may not have a readily available market. Private placement securities include Rule 144A securities. Securities with an aggregate value of $2,557,541, representing 5.2% of net assets.

(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $3,048,692, representing 6.3% of net assets.

(c)	Securities with an aggregate value of $10,473,460, representing 21.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(d)	Fair-Valued—Securities with an aggregate value of $42,929, representing 0.1% of net assets.
(e)	Perpetual maturity. The date shown, if any, is the next call date.
(f)	Level 3 security.
(g)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2020.
(h)	Non-income producing.

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2020 (unaudited) (continued)

(i)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2020:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	2	3/31/21	$	400	$442	$467
Euro-BTP 10-Year Bond	8	3/8/21	EUR	800	1,486	3,693
Euro-Buxl 30-Year Bond	6	3/8/21		600	1,651	(10,439)
E-mini Russell 1000 Index	60	3/19/21	$	3	4,034	39,950
E-mini Russell 2000 Index	10	3/19/21		1	987	7,459
MSCI Emerging Markets Index	38	3/19/21		2	2,448	63,420

						$104,550

Short position contracts:
10-Year Ultra U.S. Treasury Bond	(1)	3/22/21	$	(100)	$(156)	$(220)
10-Year U.S. Treasury Note	(2)	3/22/21		(200)	(276)	(736)
Ultra U.S. Treasury Bond	(12)	3/22/21		(1,200)	(2,563)	(4,981)
United Kingdom Government 10-Year Gilt	(8)	3/29/21	GBP	(800)	(1,483)	(886)

						$(6,823)

						$97,727

Credit default swaps agreements outstanding at December 31, 2020:

Centrally cleared buy protection swap agreements(1):

Broker (Exchange)/ Reference Debt Issuer	Notional Amount (000s)(3)	Implied Credit Spread(2)	Termination Date	Fixed Deal Pay Rate	Payment Frequency	Value(4)	Upfront Premiums Received	Unrealized Depreciation
Goldman Sachs (ICE):
CDX.NA.HY.35	$5,000	2.95%	12/20/25	(5.00)%	Quarterly	$(475,347)	$(451,250)	$(24,097)
CDX.NA.IG.35	3,000	0.51%	12/20/25	(1.00)%	Quarterly	(72,747)	(71,106)	(1,641)
Marathon Petroleum Corp.	130	0.95%	12/20/25	(5.00)%	Quarterly	(25,917)	(25,677)	(240)

						$(574,011)	$(548,033)	$(25,978)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at December 31, 2020 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2020 (unaudited) (continued)

(j)

At December 31, 2020, the Fund pledged $2,447,446 in cash as collateral for futures contracts and $878,060 in cash as collateral for swap contracts. The Fund also pledged U.S. Treasury Obligations valued at $5,867 as collateral for swap contracts.

Glossary:

ADR—American Depositary Receipt

CDX—Credit Derivatives Index

EUR—Euro

FRN—Floating Rate Note

GBP—British Pound

GDR—Global Depositary Receipt

ICE—Intercontinental Exchange

LIBOR—London Inter-Bank Offered Rate

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2020 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	7.1%
Electric Utilities	5.7%
Exchange-Traded Funds	5.0%
Software	4.8%
Insurance	4.1%
Pharmaceuticals	3.9%
IT Services	3.7%
Semiconductors & Semiconductor Equipment	3.4%
Internet & Direct Marketing Retail	2.8%
Healthcare Equipment & Supplies	2.7%
Aerospace & Defense	2.3%
Oil, Gas & Consumable Fuels	2.2%
Capital Markets	2.2%
Interactive Media & Services	2.1%
Equity Real Estate Investment Trusts (REITs)	2.0%
Media	1.9%
Diversified Financial Services	1.7%
Technology Hardware, Storage & Peripherals	1.6%
Mutual Funds	1.5%
Textiles, Apparel & Luxury Goods	1.5%
Pipelines	1.4%
Chemicals	1.3%
Healthcare Providers & Services	1.2%
Diversified Telecommunication Services	1.1%
Telecommunications	1.1%
Metals & Mining	1.1%
Biotechnology	1.1%
Food & Staples Retailing	1.0%
Food Products	0.9%
Auto Manufacturers	0.8%
Computers	0.8%
Specialty Retail	0.8%
Electronic Equipment, Instruments & Components	0.8%
Building Products	0.7%
Beverages	0.7%
Entertainment	0.6%
Household Products	0.6%
Personal Products	0.6%
Machinery	0.6%
U.S. Treasury Obligations	0.6%
Automobiles	0.5%

Wireless Telecommunication Services	0.5%
Commercial Services & Supplies	0.5%
Airlines	0.5%
Construction & Engineering	0.5%
Road & Rail	0.5%
Industrial Conglomerates	0.4%
Trading Companies & Distributors	0.4%
Hotels, Restaurants & Leisure	0.4%
Life Sciences Tools & Services	0.4%
Multi-Line Retail	0.4%
Distributors	0.3%
Semiconductors	0.3%
Household Durables	0.3%
Air Freight & Logistics	0.2%
Construction Materials	0.2%
Real Estate Management & Development	0.2%
Multi-Utilities	0.2%
Commercial Services	0.2%
Electrical Equipment	0.2%
Healthcare-Services	0.2%
Transportation	0.2%
Communications Equipment	0.2%
Professional Services	0.2%
Independent Power Producers & Energy Traders	0.1%
Consumer Finance	0.1%
Internet	0.1%
Mortgage Real Estate Investment Trusts (REITs)	0.1%
Miscellaneous Manufacturing	0.1%
Healthcare Technology	0.1%
Building Materials	0.1%
Food & Beverage	0.1%
Transportation Infrastructure	0.1%
Gas Utilities	0.1%
Real Estate	0.1%
Containers & Packaging	0.1%
Water Utilities	0.1%
Retail	0.1%
Energy Equipment & Services	0.0%
Paper & Forest Products	0.0%
Marine	0.0%
Tobacco	0.0%
Leisure Equipment & Products	0.0%
Auto Components	0.0%
Thrifts & Mortgage Finance	0.0%
Repurchase Agreements	3.6%
Other assets less liabilities	7.1%

100.0%

Schedule of Investments

AllianzGI Global Sustainability Fund

December 31, 2020 (unaudited)

	Shares	Value

COMMON STOCK—97.5%

Australia—1.5%
CSL Ltd.	12,558	$2,743,829

Canada—0.8%
Gibson Energy, Inc.	93,684	1,513,193

Denmark—1.5%
Novo Nordisk A/S, Class B	38,995	2,720,258

France—2.8%
Bureau Veritas S.A. (b)	68,951	1,840,628
Credit Agricole S.A. (b)	81,209	1,026,638
Kering S.A.	3,360	2,438,464

		5,305,730

Germany—6.5%
Adidas AG (b)	13,710	4,987,763
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,668	4,061,121
SAP SE	23,868	3,091,352

		12,140,236

Hong Kong—1.3%
AIA Group Ltd.	204,400	2,490,843

Japan—6.1%
Daikin Industries Ltd.	23,200	5,161,236
Keyence Corp.	11,200	6,300,186

		11,461,422

Korea (Republic of)—2.0%
Samsung Electronics Co., Ltd. GDR	2,070	3,764,890

Spain—1.7%
Industria de Diseno Textil S.A.	99,541	3,159,412

Sweden—3.9%
Assa Abloy AB, Class B	105,732	2,612,850
Atlas Copco AB, Class A	89,990	4,625,162

		7,238,012

Switzerland—3.6%
Roche Holding AG	12,137	4,227,298
UBS Group AG	180,579	2,542,522

		6,769,820

United Kingdom—7.8%
AstraZeneca PLC	35,138	3,503,725
Prudential PLC	154,620	2,843,147
Reckitt Benckiser Group PLC	35,253	3,146,480
Royal Dutch Shell PLC, Class B	113,549	1,924,509
Unilever PLC	53,421	3,203,853

		14,621,714

United States—58.0%
AbbVie, Inc.	24,399	2,614,353
Accenture PLC, Class A	17,326	4,525,725
Adobe, Inc. (b)	11,480	5,741,378

	Shares	Value

Agilent Technologies, Inc.	50,423	$5,974,621
Alphabet, Inc., Class A (b)	3,044	5,335,036
American Express Co.	33,618	4,064,752
Apple, Inc.	76,789	10,189,133
Booking Holdings, Inc. (b)	887	1,975,589
Bright Horizons Family Solutions, Inc. (b)	16,277	2,815,758
CME Group, Inc.	13,143	2,392,683
Colgate-Palmolive Co.	28,451	2,432,845
Eaton Corp. PLC	25,531	3,067,294
Ecolab, Inc.	16,026	3,467,385
Estee Lauder Cos., Inc., Class A	13,561	3,609,803
International Flavors & Fragrances, Inc.	23,163	2,521,061
Intuit, Inc.	16,154	6,136,097
Johnson & Johnson	20,140	3,169,633
Microsoft Corp.	43,691	9,717,752
Mondelez International, Inc., Class A	43,488	2,542,743
S&P Global, Inc.	15,812	5,197,879
Starbucks Corp.	49,292	5,273,258
UnitedHealth Group, Inc.	13,561	4,755,572
Visa, Inc., Class A	34,407	7,525,843
Xylem, Inc.	31,813	3,238,245

		108,284,438

Total Common Stock (cost—$138,774,311)		182,213,797

	Principal Amount (000s)

Repurchase Agreements—2.4%
State Street Bank and Trust Co., dated 12/31/20, 0.00%, due 1/4/21, proceeds $4,501,000; collateralized by U.S. Treasury Notes, 2.625%, due 6/30/23, valued at $4,591,060 including accrued interest (cost—$4,501,000)	$4,501	4,501,000

Total Investments (cost—$143,275,311) (a)—99.9%		186,714,797

Other assets less liabilities—0.1%		129,705

Net Assets—100.0%		$186,844,502

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $72,416,166, representing 38.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

GDR—Global Depositary Receipt

Schedule of Investments

AllianzGI Global Sustainability Fund

December 31, 2020 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Software	13.2%
Technology Hardware, Storage & Peripherals	7.5%
Pharmaceuticals	7.3%
IT Services	6.4%
Capital Markets	5.4%
Insurance	5.0%
Machinery	4.2%
Building Products	4.2%
Textiles, Apparel & Luxury Goods	4.0%
Personal Products	3.6%
Electronic Equipment, Instruments & Components	3.4%
Chemicals	3.2%
Life Sciences Tools & Services	3.2%
Household Products	3.0%
Biotechnology	2.9%
Interactive Media & Services	2.9%
Hotels, Restaurants & Leisure	2.8%
Healthcare Providers & Services	2.5%
Consumer Finance	2.2%
Oil, Gas & Consumable Fuels	1.8%
Specialty Retail	1.7%
Electrical Equipment	1.6%
Diversified Consumer Services	1.5%
Food Products	1.4%
Internet & Direct Marketing Retail	1.1%
Professional Services	1.0%
Banks	0.5%
Repurchase Agreements	2.4%
Other assets less liabilities	0.1%

100.0%

Schedule of Investments

AllianzGI High Yield Bond Fund

December 31, 2020 (unaudited)

	Principal Amount (000s)	Value

CORPORATE BONDS & NOTES—88.0%

Aerospace & Defense—2.6%
TransDigm, Inc.,
5.50%, 11/15/27	$435	$457,968
6.50%, 5/15/25	900	926,437
Triumph Group, Inc. (a)(b),
6.25%, 9/15/24	245	243,469
8.875%, 6/1/24	485	533,197

		2,161,071

Airlines—1.3%
American Airlines, Inc. (a)(b),
11.75%, 7/15/25	435	502,316
Delta Air Lines, Inc.,
7.375%, 1/15/26	500	571,516

		1,073,832

Auto Components—4.2%
Adient U.S. LLC (a)(b),
7.00%, 5/15/26	600	653,610
American Axle & Manufacturing, Inc.,
6.50%, 4/1/27	585	616,444
Clarios Global L.P. (a)(b),
8.50%, 5/15/27	850	924,850
Goodyear Tire & Rubber Co.,
5.00%, 5/31/26	615	629,877
Tenneco, Inc. (a)(b),
7.875%, 1/15/29	565	635,419

		3,460,200

Auto Manufacturers—4.1%
Allison Transmission, Inc. (a)(b),
3.75%, 1/30/31	450	461,250
Ford Motor Co.,
9.00%, 4/22/25	725	891,848
9.625%, 4/22/30	575	812,392
Ford Motor Credit Co. LLC,
4.00%, 11/13/30	225	236,966
5.125%, 6/16/25	270	293,909
Navistar International Corp. (a)(b),
6.625%, 11/1/25	295	309,425
Tesla, Inc. (a)(b),
5.30%, 8/15/25	370	386,187

		3,391,977

Building Materials—1.4%
Builders FirstSource, Inc. (a)(b),
5.00%, 3/1/30	530	576,375
Summit Materials LLC (a)(b),
5.25%, 1/15/29	535	562,419

		1,138,794

Chemicals—1.2%
PQ Corp. (a)(b),
5.75%, 12/15/25	380	390,687
Tronox, Inc. (a)(b),
6.50%, 4/15/26	600	625,500

		1,016,187

	Principal Amount (000s)	Value

Commercial Services—2.8%
Avis Budget Car Rental LLC (a)(b),
5.75%, 7/15/27	$670	$677,956
Cenveo Corp. (a)(b)(d)(e)(f),
6.00%, 5/15/24	2,299	42,141
Herc Holdings, Inc. (a)(b),
5.50%, 7/15/27	465	493,772
Laureate Education, Inc. (a)(b),
8.25%, 5/1/25	325	345,109
RR Donnelley & Sons Co.,
7.00%, 2/15/22	193	199,469
United Rentals North America, Inc.,
5.25%, 1/15/30	535	594,853

		2,353,300

Containers & Packaging—2.1%
Berry Global, Inc. (a)(b),
5.625%, 7/15/27	550	592,453
Owens-Brockway Glass Container, Inc. (a)(b),
6.625%, 5/13/27	540	585,563
Trivium Packaging Finance BV (a)(b),
8.50%, 8/15/27	525	575,807

		1,753,823

Distribution/Wholesale—0.7%
Performance Food Group, Inc. (a)(b),
5.50%, 10/15/27	540	570,688

Diversified Financial Services—6.6%
CCF Holdings LLC, PIK 10.75% (a)(b)(e)(f),
10.75%, 12/15/23	3,444	594,046
Community Choice Financial Issuer LLC (cost—$2,000,000; purchased 9/6/18) (a)(b)(e)(f)(h),
9.00%, 6/15/23	2,000	2,000,000
Nationstar Mortgage Holdings, Inc. (a)(b),
5.50%, 8/15/28	645	680,072
Navient Corp.,
5.00%, 3/15/27	275	277,786
6.75%, 6/15/26	875	955,391
OneMain Finance Corp.,
6.625%, 1/15/28	790	939,460

		5,446,755

Electrical Equipment—1.0%
WESCO Distribution, Inc. (a)(b),
7.25%, 6/15/28	720	819,860

Entertainment—4.9%
Caesars Entertainment, Inc. (a)(b),
8.125%, 7/1/27	765	847,871
Cedar Fair L.P.,
5.375%, 4/15/27	480	491,700
International Game Technology PLC (a)(b),
6.25%, 1/15/27	400	458,810

Schedule of Investments

AllianzGI High Yield Bond Fund

December 31, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value

Lions Gate Capital Holdings LLC (a)(b),
6.375%, 2/1/24	$855	$879,038
Scientific Games International, Inc. (a)(b),
8.25%, 3/15/26	600	647,583
Stars Group Holdings BV (a)(b),
7.00%, 7/15/26	705	743,334

		4,068,336

Food & Beverage—2.8%
Kraft Heinz Foods Co.,
6.50%, 2/9/40	845	1,143,616
Post Holdings, Inc. (a)(b),
5.75%, 3/1/27	530	562,131
U.S. Foods, Inc. (a)(b),
6.25%, 4/15/25	585	626,000

8		2,331,747

Food Service—0.6%
Aramark Services, Inc. (a)(b),
5.00%, 2/1/28	500	527,500

Healthcare-Services—3.5%
Centene Corp. (a)(b),
5.375%, 6/1/26	350	369,688
Encompass Health Corp.,
4.75%, 2/1/30	410	439,905
HCA, Inc.,
5.625%, 9/1/28	490	579,682
Select Medical Corp. (a)(b),
6.25%, 8/15/26	605	652,468
Tenet Healthcare Corp. (a)(b),
6.25%, 2/1/27	800	849,116

		2,890,859

Home Builders—1.3%
Picasso Finance Sub, Inc. (a)(b),
6.125%, 6/15/25	620	664,299
Taylor Morrison Communities, Inc. (a)(b),
5.75%, 1/15/28	400	454,250

		1,118,549

Household Products/Wares—0.5%
Prestige Brands, Inc. (a)(b),
5.125%, 1/15/28	395	421,909

Internet—2.2%
Go Daddy Operating Co. LLC (a)(b),
5.25%, 12/1/27	740	780,237
Netflix, Inc. (a)(b),
5.375%, 11/15/29	375	442,500
Uber Technologies, Inc. (a)(b),
7.50%, 9/15/27	305	335,881
8.00%, 11/1/26	265	289,016

		1,847,634

Iron/Steel—0.8%
Cleveland-Cliffs, Inc.,
5.875%, 6/1/27	650	663,566

	Principal Amount (000s)	Value

Leisure—1.5%
NCL Corp., Ltd. (a)(b),
5.875%, 3/15/26	$405	$427,528
Royal Caribbean Cruises Ltd. (a)(b),
11.50%, 6/1/25	710	830,913

		1,258,441

Lodging—3.7%
Boyd Gaming Corp. (a)(b),
8.625%, 6/1/25	655	729,303
Hilton Domestic Operating Co., Inc. (a)(b),
4.00%, 5/1/31	445	470,358
MGM Resorts International,
4.75%, 10/15/28	445	477,817
6.75%, 5/1/25	205	222,215
Wyndham Hotels & Resorts, Inc. (a)(b),
5.375%, 4/15/26	540	559,913
Wynn Las Vegas LLC (a)(b),
5.50%, 3/1/25	630	659,402

		3,119,008

Machinery-Construction & Mining—0.8%
Terex Corp. (a)(b),
5.625%, 2/1/25	620	639,840

Media—7.3%
CCO Holdings LLC (a)(b),
4.50%, 5/1/32	565	603,968
5.375%, 6/1/29	500	548,695
Clear Channel Worldwide Holdings, Inc.,
9.25%, 2/15/24	435	441,571
CSC Holdings LLC (a)(b),
5.75%, 1/15/30	185	203,039
7.50%, 4/1/28	860	968,330
DISH DBS Corp.,
7.375%, 7/1/28	745	794,356
Gray Television, Inc. (a)(b),
4.75%, 10/15/30	440	447,425
5.875%, 7/15/26	210	220,106
LiveStyle, Inc. (cost—$2,761,001; purchased 1/31/14-2/3/14) (a)(b)(d)(e)(f)(h),
9.625%, 2/1/19	2,761	3
Meredith Corp.,
6.875%, 2/1/26	510	502,350
Nexstar Broadcasting, Inc. (a)(b),
5.625%, 7/15/27	530	568,592
Scripps Escrow II, Inc. (a)(b),
5.375%, 1/15/31	405	426,659
Virgin Media Secured Finance PLC (a)(b),
5.50%, 5/15/29	350	379,869

		6,104,963

Metal Fabricate/Hardware—1.0%
Park-Ohio Industries, Inc.,
6.625%, 4/15/27	830	861,125

Schedule of Investments

AllianzGI High Yield Bond Fund

December 31, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value
Mining—1.9%
Alcoa Nederland Holding BV (a)(b),
6.75%, 9/30/24	$375	$391,285
Constellium SE (a)(b),
6.625%, 3/1/25	600	613,875
Joseph T. Ryerson & Son, Inc. (a)(b),
8.50%, 8/1/28	491	556,978

		1,562,138

Miscellaneous Manufacturing—1.0%
Koppers, Inc. (a)(b),
6.00%, 2/15/25	800	825,500

Oil, Gas & Consumable Fuels—6.2%
CNX Resources Corp. (a)(b),
7.25%, 3/14/27	405	433,864
Continental Resources, Inc.,
4.375%, 1/15/28	235	240,121
5.75%, 1/15/31 (a)(b)	260	289,082
EQT Corp.,
8.75%, 2/1/30	455	556,806
Occidental Petroleum Corp.,
5.55%, 3/15/26	850	888,556
6.625%, 9/1/30	380	413,155
PBF Holding Co. LLC,
6.00%, 2/15/28	505	289,428
PDC Energy, Inc.,
5.75%, 5/15/26	575	594,766
Sunoco L.P.,
5.50%, 2/15/26	330	339,425
5.875%, 3/15/28	205	222,130
USA Compression Partners L.P.,
6.875%, 9/1/27	495	529,289
WPX Energy, Inc.,
5.75%, 6/1/26	375	394,781

		5,191,403

Paper & Forest Products—0.9%
Mercer International, Inc.,
7.375%, 1/15/25	680	708,910

Personal Products—0.7%
Edgewell Personal Care Co. (a)(b),
5.50%, 6/1/28	520	559,564

Pharmaceuticals—2.3%
AdaptHealth LLC (a)(b)(c),
4.625%, 8/1/29	410	421,787
Bausch Health Americas, Inc. (a)(b),
8.50%, 1/31/27	750	835,189
Bausch Health Cos., Inc. (a)(b),
7.25%, 5/30/29	555	624,816

		1,881,792

Pipelines—4.3%
Cheniere Energy Partners L.P.,
5.625%, 10/1/26	540	563,868

	Principal Amount (000s)	Value

Crestwood Midstream Partners L.P.,
5.75%, 4/1/25	$610	$622,200
DCP Midstream Operating L.P.,
5.125%, 5/15/29	590	655,378
EQM Midstream Partners L.P. (a)(b),
6.50%, 7/1/27	520	586,274
NuStar Logistics L.P.,
6.375%, 10/1/30	430	487,910
Targa Resources Partners L.P.,
6.50%, 7/15/27	585	636,188

		3,551,818

Real Estate—1.3%
Iron Mountain, Inc. (a)(b),
4.875%, 9/15/27	525	550,150
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	535	543,694

		1,093,844

Retail—1.3%
Asbury Automotive Group Inc,
4.75%, 3/1/30	440	472,450
L Brands, Inc. (a)(b),
6.625%, 10/1/30	580	646,337

		1,118,787

Semiconductors—0.3%
Amkor Technology, Inc. (a)(b),
6.625%, 9/15/27	245	266,131

Software—1.5%
Rackspace Technology Global, Inc. (a)(b),
5.375%, 12/1/28	560	587,762
SS&C Technologies, Inc. (a)(b),
5.50%, 9/30/27	595	636,216

		1,223,978

Telecommunications—5.6%
Avaya, Inc. (a)(b),
6.125%, 9/15/28	600	642,081
CenturyLink, Inc. (a)(b),
4.50%, 1/15/29	440	448,525
Cincinnati Bell, Inc. (a)(b),
7.00%, 7/15/24	510	531,989
CommScope Technologies LLC (a)(b),
6.00%, 6/15/25	621	635,811
Hughes Satellite Systems Corp.,
6.625%, 8/1/26	815	925,049
LogMeIn, Inc. (a)(b),
5.50%, 9/1/27	555	582,056
Sprint Corp.,
7.625%, 3/1/26	730	907,178

		4,672,689

Toys/Games/Hobbies—0.4%
Mattel, Inc. (a)(b),
5.875%, 12/15/27	285	317,241

Schedule of Investments

AllianzGI High Yield Bond Fund

December 31, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value
Transportation—1.4%
Fortress Transportation and Infrastructure Investors LLC (a)(b),
9.75%, 8/1/27	$660	$757,762
XPO Logistics, Inc. (a)(b),
6.125%, 9/1/23	375	382,266

		1,140,028

Total Corporate Bonds & Notes (cost—$75,965,708)		73,153,787

	Shares

PREFERRED STOCK (a)(e)(f)(i)(j)—6.9%

Media—6.9%
LiveStyle, Inc., Ser. A	2,672	399,464
LiveStyle, Inc., Ser. B (g)	57,581	5,339,486

Total Preferred Stock (cost—$5,907,093)		5,738,950

COMMON STOCK (e)(f)(i)—0.1%

Aerospace & Defense—0.1%
Erickson, Inc. (a)	2,675	76,238

Banks—0.0%
CCF Holdings LLC Class A (cost—$0; purchased 12/18/18) (h)	8,562	1
CCF Holdings LLC Class B (cost—$0; purchased 12/12/18) (g)(h)	7,143	—	†

		1

Media—0.0%
LiveStyle, Inc. (j)	67,983	7

Total Common Stock (cost—$1,491,067)		76,246

	Units

WARRANTS (e)(f)(i)— 0.0%

Advertising—0.0%
Affinion Group Holdings, Inc., exercise price $67.12 expires 4/1/24 (cost—$769,740; purchased 04/10/19) (h)	3,898	37,302

Media—0.0%
LiveStyle, Inc., Ser. C, expires 11/30/21 (j)	14,500	1

Total Warrants (cost—$769,740)		37,303

	Principal Amount (000s)	Value

Repurchase Agreements—1.8%
State Street Bank and Trust Co., dated 12/31/20, 0.00%, due 1/4/21, proceeds $1,475,000; collateralized by U.S. Treasury Notes, 2.625%, due 6/30/23, valued at $1,504,515 including accrued interest (cost—$1,475,000)	$1,475	$1,475,000

Total Investments (cost—$85,608,608)—96.8%		80,481,286

Other assets less liabilities—3.2%		2,650,009

Net Assets—100.0%		$83,131,295

Notes to Schedule of Investments:

†	Actual amount rounds to less than $1.
(a)

Private Placement—Restricted as to resale and may not have a readily available market. Private placement securities include Rule 144A securities. Securities with an aggregate value of $47,216,528, representing 56.8% of net assets.

(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $47,140,290, representing 56.7% of net assets.

(c)	When-issued or delayed-delivery. To be settled/delivered after December 31, 2020.
(d)	In default.
(e)	Fair-Valued—Securities with an aggregate value of $8,488,689, representing 10.2% of net assets.
(f)	Level 3 security.
(g)	Affiliated security.
(h)	Restricted. The aggregate cost of such securities is $5,530,741. The aggregate value is $2,037,306, representing 2.5% of net assets.
(i)	Non-income producing.
(j)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 6.9% of net assets.

Glossary:

PIK—Payment-in-Kind

Schedule of Investments

AllianzGI International Small-Cap Fund

December 31, 2020 (unaudited)

	Shares	Value

COMMON STOCK—96.5%

Australia—4.2%
ALS Ltd.	41,505	$306,380
Ansell Ltd.	4,095	109,468
Austal Ltd.	247,055	509,726
Bapcor Ltd.	77,255	464,583
Beach Energy Ltd.	74,200	103,502
Nick Scali Ltd.	33,402	248,837
Northern Star Resources Ltd.	16,400	160,293
Paradigm Biopharmaceuticals Ltd. (e)	91,478	179,068
Pro Medicus Ltd.	19,500	513,999
Starpharma Holdings Ltd. (e)	451,745	543,555
Worley Ltd.	51,999	459,287

		3,598,698

Austria—1.7%
Wienerberger AG	44,211	1,408,591

Denmark—3.3%
Ambu A/S, Class B	33,051	1,419,851
SimCorp A/S	9,513	1,414,357

		2,834,208

Finland—1.4%
Huhtamaki Oyj	22,392	1,161,243

France—7.0%
Elis S.A. (e)	66,415	1,100,233
Korian S.A. (e)	30,269	1,158,682
Nexity S.A.	26,014	1,123,418
SCOR SE (e)	36,721	1,191,102
SPIE S.A. (e)	63,480	1,384,038

		5,957,473

Germany—10.9%
alstria office REIT-AG	18,393	334,638
Bechtle AG	5,600	1,220,477
CANCOM SE	19,452	1,088,931
Evotec SE (e)	41,788	1,544,145
Hella GmbH & Co. KGaA (e)	21,880	1,414,001
Jenoptik AG	41,401	1,264,594
Scout24 AG (a)	12,804	1,046,264
Siltronic AG	8,701	1,360,674

		9,273,724

Hong Kong—2.8%
Alphamab Oncology (a)(e)	102,000	213,894
Hutchison China MediTech Ltd. ADR (e)	19,700	630,794
Nissin Foods Co., Ltd.	585,000	481,926
Techtronic Industries Co., Ltd.	30,500	435,949
VTech Holdings Ltd.	78,100	606,195

		2,368,758

	Shares	Value

Italy—2.9%
Buzzi Unicem SpA	48,833	$1,165,776
ERG SpA	46,283	1,329,771

		2,495,547

Japan—29.0%
Anritsu Corp.	10,900	243,329
Azbil Corp.	35,800	1,958,334
COMSYS Holdings Corp.	39,300	1,221,989
Fuji Electric Co., Ltd.	40,300	1,454,670
Fuji Oil Holdings, Inc.	30,000	858,060
Glory Ltd.	33,100	668,479
Heiwa Real Estate Co., Ltd.	27,000	977,026
Holon Co., Ltd.	5,600	259,262
Itochu Techno-Solutions Corp.	38,000	1,356,904
Jeol Ltd.	34,200	1,614,630
Marui Group Co., Ltd.	61,700	1,086,537
Mitsubishi UFJ Lease & Finance Co., Ltd.	286,000	1,373,339
Nihon Unisys Ltd.	44,300	1,736,376
NSK Ltd.	88,500	770,181
Open House Co., Ltd.	14,400	529,746
PALTAC Corp.	14,800	805,584
Penta-Ocean Construction Co., Ltd.	233,700	2,011,845
Ryohin Keikaku Co., Ltd.	35,200	720,352
Strike Co., Ltd.	13,900	691,320
T&D Holdings, Inc.	39,400	466,056
Taiyo Yuden Co., Ltd.	7,800	366,219
TechnoPro Holdings, Inc.	9,900	822,451
Tokyu Fudosan Holdings Corp.	270,800	1,446,509
ValueCommerce Co., Ltd.	23,300	722,639
Zeon Corp.	37,900	544,440

		24,706,277

Korea (Republic of)—0.8%
Koh Young Technology, Inc.	7,160	692,746

Netherlands—3.4%
ASM International NV	7,393	1,613,308
ASR Nederland NV	31,826	1,273,392

		2,886,700

New Zealand—0.3%
Eroad Ltd. (e)	57,275	207,534

Norway—3.1%
Elkem ASA (a)	351,124	1,164,097
Storebrand ASA (e)	194,902	1,460,039

		2,624,136

Singapore—0.9%
Mapletree Industrial Trust REIT	351,400	769,191

Sweden—2.9%
AAK AB	60,120	1,215,641
Elekta AB, Class B	95,953	1,285,484

		2,501,125

Schedule of Investments

AllianzGI International Small-Cap Fund

December 31, 2020 (unaudited) (continued)

	Shares	Value

Switzerland—4.5%
Georg Fischer AG	1,073	$1,384,835
Interroll Holding AG	446	1,361,130
OC Oerlikon Corp. AG	105,717	1,096,896

		3,842,861

Taiwan—2.3%
ASMedia Technology, Inc.	13,000	728,337
Unimicron Technology Corp.	115,000	359,279
Win Semiconductors Corp.	33,000	407,331
Yageo Corp.	27,000	499,764

		1,994,711

Thailand—0.2%
Sri Trang Gloves Thailand PCL (c)(d)	64,900	164,633

United Kingdom—14.9%
ASOS PLC (e)	18,890	1,231,045
Auto Trader Group PLC (a)	170,479	1,387,655
Crest Nicholson Holdings PLC (e)	191,310	853,056
Genus PLC	23,525	1,346,099
HomeServe PLC	73,811	1,033,498
Howden Joinery Group PLC (e)	134,214	1,264,352
Intermediate Capital Group PLC	58,098	1,367,051
Moneysupermarket.com Group PLC	282,494	1,008,931
Rotork PLC	222,695	968,688
Spectris PLC	27,894	1,074,376
Wizz Air Holdings PLC (a)(e)	18,897	1,179,839

		12,714,590

Total Common Stock (cost—$59,094,517)		82,202,746

PREFERRED STOCK—1.5%

Germany—1.5%
Jungheinrich AG (cost—$715,737)	30,155	1,347,723

	Principal Amount (000s)
Repurchase Agreements—1.8%
State Street Bank and Trust Co., dated 12/31/20, 0.00%, due 1/4/21, proceeds $1,512,000; collateralized by U.S. Treasury Notes, 2.625%, due 6/30/23, valued at $1,542,317 including accrued interest (cost—$1,512,000)	$1,512	1,512,000

Total Investments (cost—$61,322,254) (b)—99.8%		85,062,469

Other assets less liabilities (f)—0.2%		130,980

Net Assets—100.0%		$85,193,449

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $4,991,749, representing 5.9% of net assets.

(b)	Securities with an aggregate value of $78,504,439, representing 92.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Security with a value of $164,633, representing 0.2% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.
(f)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Schedule of Investments

AllianzGI International Small-Cap Fund

December 31, 2020 (unaudited) (continued)

Forward foreign currency contracts outstanding at December 31, 2020:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2020	Unrealized Appreciation
Purchased:
411,793 Hong Kong Dollar settling 1/5/21	State Street Bank London	$53,117	$53,118	$1

Sold:
301,157 Danish Krone settling 1/5/21	State Street Bank London	49,767	49,432	335

				$336

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI International Small-Cap Fund

December 31, 2020 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	9.4%
Electronic Equipment, Instruments & Components	7.0%
IT Services	6.3%
Semiconductors & Semiconductor Equipment	5.9%
Healthcare Equipment & Supplies	5.4%
Insurance	5.2%
Commercial Services & Supplies	4.1%
Construction & Engineering	3.8%
Real Estate Management & Development	3.6%
Construction Materials	3.0%
Food Products	3.0%
Interactive Media & Services	2.9%
Internet & Direct Marketing Retail	2.6%
Capital Markets	2.4%
Multi-Line Retail	2.1%
Biotechnology	2.0%
Chemicals	2.0%
Life Sciences Tools & Services	1.8%
Electrical Equipment	1.7%
Software	1.7%
Auto Components	1.7%
Diversified Financial Services	1.6%
Independent Power Producers & Energy Traders	1.6%
Distributors	1.5%
Trading Companies & Distributors	1.5%
Airlines	1.4%
Pharmaceuticals	1.4%
Containers & Packaging	1.4%
Healthcare Providers & Services	1.4%
Professional Services	1.3%
Equity Real Estate Investment Trusts (REITs)	1.3%
Real Estate	1.1%
Household Durables	1.0%
Media	0.9%
Communications Equipment	0.7%
Healthcare Technology	0.6%
Aerospace & Defense	0.6%
Energy Equipment & Services	0.5%
Specialty Retail	0.3%
Metals & Mining	0.2%
Oil, Gas & Consumable Fuels	0.1%
Repurchase Agreements	1.8%
Other assets less liabilities	0.2%

100.0%

Schedule of Investments

AllianzGI Preferred Securities and Income Fund

December 31, 2020 (unaudited)

	Principal Amount (000s)	Value

CORPORATE BONDS & NOTES—72.4%

Auto Manufacturers—0.5%
General Motors Financial Co., Inc., Ser. C, (converts to FRN on 9/30/30) (c)(d),
5.70%, 9/30/30	$97	$107,185

Banks—34.5%
Barclays PLC, (converts to FRN on 6/15/26) (c)(d),
6.125%, 12/15/25	692	747,379
Citizens Financial Group, Inc. (c)(d),
5.65%, 10/6/25 (converts to FRN on 10/6/25)	345	388,194
6.00%, 7/6/23, Ser. B (converts to FRN on 7/6/23)	475	479,750
Comerica, Inc., (converts to FRN on 10/1/25) (c)(d),
5.625%, 7/1/25	495	549,450
Credit Suisse Group AG (a)(b)(c)(d),
5.25%, 2/11/27 (converts to FRN on 8/11/27)	280	296,800
6.375%, 8/21/26 (converts to FRN on 8/21/26)	600	668,751
First Horizon Bank,
5.75%, 5/1/30	200	233,171
HSBC Holdings PLC, (converts to FRN on 6/17/31) (c)(d),
4.60%, 12/17/30	371	378,465
Huntington Bancshares, Inc., (converts to FRN on 10/15/30) (c)(d),
5.625%, 7/15/30	385	450,931
JPMorgan Chase & Co., 3 mo. LIBOR + 0.950% (d),
1.164%, 2/2/37	652	562,757
Lloyds Banking Group PLC, (converts to FRN on 9/27/25) (c)(d),
7.50%, 9/27/25	900	1,037,250
Natwest Group PLC, (converts to FRN on 6/29/26) (c)(d),
6.00%, 12/29/25	830	911,232
NTC Capital II, 3 mo. LIBOR + 0.590%, Ser. B (d),
0.827%, 4/15/27	175	165,025
Regions Financial Corp., Ser. D, (converts to FRN on 9/15/25) (c)(d),
5.75%, 6/15/25	120	133,980
Societe Generale S.A., (converts to FRN on 11/18/30) (a)(b)(c)(d),
5.375%, 11/18/30	350	372,004
Truist Financial Corp., Ser. Q, (converts to FRN on 9/1/30) (c)(d),
5.10%, 3/1/30	230	263,352

		7,638,491

	Principal Amount (000s)	Value

Diversified Financial Services—3.5%
Discover Financial Services (c)(d),
5.50%, 10/30/27, Ser. C (converts to FRN on 10/30/27)	$545	$585,194
6.125%, 6/23/25 (converts to FRN on 9/23/25)	175	197,969

		783,163

Electric Utilities—3.3%
Emera, Inc., Ser. 16-A, (converts to FRN on 6/15/26) (d),
6.75%, 6/15/76	475	555,985
Sempra Energy, (converts to FRN on 10/15/25) (c)(d),
4.875%, 10/15/25	165	178,451

		734,436

Insurance—16.6%
Allstate Corp., (converts to FRN on 5/15/37) (d),
6.50%, 5/15/57	130	172,835
American International Group, Inc. (d),
5.75%, 4/1/48, Ser. A-9 (converts to FRN on 4/1/28)	275	316,771
8.175%, 5/15/58 (converts to FRN on 5/15/38)	374	549,570
Lincoln National Corp., 3 mo. LIBOR + 2.358% (d),
2.58%, 5/17/66	1,085	847,475
MetLife, Inc.,
9.25%, 4/8/38 (a)(b)	215	328,219
10.75%, 8/1/39	860	1,463,806

		3,678,676

Media—1.5%
ViacomCBS, Inc., (converts to FRN on 2/28/27) (d),
6.25%, 2/28/57	290	326,212

Miscellaneous Manufacturing—2.3%
General Electric Co., Ser. D, (converts to FRN on 1/21/21) (c)(d),
5.00%, 3/15/21	545	505,697

Pipelines—10.2%
Energy Transfer Operating L.P., (converts to FRN on 5/15/30) (c)(d),
7.125%, 5/15/30	1,581	1,505,903
Plains All American Pipeline L.P., Ser. B, (converts to FRN on 11/15/22) (c)(d),
6.125%, 11/15/22	801	652,815
Transcanada Trust, (converts to FRN on 9/15/29) (d),
5.50%, 9/15/79	90	99,225

		2,257,943

Total Corporate Bonds & Notes (cost—$14,916,478)		16,031,803

Schedule of Investments

AllianzGI Preferred Securities and Income Fund

December 31, 2020 (unaudited) (continued)

	Shares	Value

PREFERRED STOCK—20.5%

Banks—10.9%
Citigroup Capital XIII (d),
6.584%, 10/30/40	17,095	$487,208
First Horizon Corp. (c),
6.50%, 10/10/25	20,910	589,662
Regions Financial Corp., Ser. C (c)(d),
5.70%, 5/15/29	13,618	392,198
Wells Fargo & Co. (c),
4.75%, 3/15/25	20,360	537,911
Wells Fargo & Co., Ser. Q (c)(d),
5.85%, 9/15/23	15,350	412,148

		2,419,127

Consumer Finance—2.2%
Synchrony Financial, Ser. A (c),
5.625%, 11/15/24	17,985	480,199

Insurance—3.9%
Athene Holding Ltd., Ser. A (c)(d),
6.35%, 6/30/29	29,468	859,876

Telecommunications—2.3%
AT&T, Inc., Ser. C (c),
4.75%, 2/18/25	19,100	511,116

Wireless Telecommunication Services—1.2%
United States Cellular Corp.,
6.25%, 9/1/69	10,370	275,324

Total Preferred Stock (cost—$4,184,038)		4,545,642

COMMON STOCK—4.6%

Oil, Gas & Consumable Fuels—1.6%
Energy Transfer L.P.	57,900	357,822

Telecommunications—3.0%
AT&T, Inc.	22,565	648,969

Total Common Stock (cost—$1,053,941)		1,006,791

	Principal Amount (000s)

Repurchase Agreements—1.5%
State Street Bank and Trust Co., dated 12/31/20, 0.00%, due 1/4/21, proceeds $328,000; collateralized by U.S. Treasury Notes, 2.625%, due 6/30/23, valued at $334,585 including accrued interest (cost—$328,000)	$328	328,000

Total Investments (cost—$20,482,457)—99.0%		21,912,236

Other assets less liabilities (e)—1.0%		231,783

Net Assets—100.0%		$22,144,019

Notes to Schedule of Investments:

(a)

Private Placement—Restricted as to resale and may not have a readily available market. Private placement securities include Rule 144A securities. Securities with an aggregate value of $1,665,774, representing 7.5% of net assets.

(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $1,665,774, representing 7.5% of net assets.

(c)	Perpetual maturity. The date shown, if any, is the next call date.
(d)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2020.

Schedule of Investments

AllianzGI Preferred Securities and Income Fund

December 31, 2020 (unaudited) (continued)

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2020:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation
Long position contracts:
5-Year U.S. Treasury Note	3	3/31/21	300	$378	$723

Credit default swaps agreements outstanding at December 31, 2020:

Centrally cleared buy protection swap agreements(1):

Broker (Exchange)/ Reference Debt Issuer	Notional Amount (000s)(3)	Implied Credit Spread(2)	Termination Date	Fixed Deal Pay Rate	Payment Frequency	Value(4)	Upfront Premiums Paid (Received)	Unrealized Depreciation
Goldman Sachs (ICE):
Energy Transfer Operating, L.P.	$385	1.171%	12/20/25	(1.00)%	Quarterly	$1,865	$8,530	$(6,665)
Marathon Petroleum Corp.	130	0.948%	12/20/25	(5.00)%	Quarterly	(25,917)	(22,431)	(3,486)
Simon Property Group, L.P.	105	1.012%	12/20/25	(1.00)%	Quarterly	(245)	2,439	(2,684)
The Williams Companies, Inc.	130	0.801%	12/20/25	(1.00)%	Quarterly	(1,611)	833	(2,444)

						$(25,908)	$(10,629)	$(15,279)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at December 31, 2020 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	At December 31, 2020, the Fund pledged $30,702 in cash as collateral for futures contracts and $34,668 in cash as collateral for swap contracts.

Glossary:

FRN—Floating Rate Note

ICE—Intercontinental Exchange

LIBOR—London Inter-Bank Offered Rate

Schedule of Investments

AllianzGI Short Duration High Income Fund

December 31, 2020 (unaudited)

	Principal Amount (000s)	Value

CORPORATE BONDS & NOTES—82.2%

Advertising—0.2%
Outfront Media Capital LLC (a)(c),
6.25%, 6/15/25	$1,250	$1,321,094

Aerospace & Defense—1.5%
Spirit AeroSystems, Inc. (a)(c),
7.50%, 4/15/25	11,500	12,355,370

Airlines—1.1%
Mileage Plus Holdings LLC (a)(c),
6.50%, 6/20/27	6,450	6,945,844
Spirit Loyalty Cayman Ltd. (a)(c),
8.00%, 9/20/25	2,000	2,250,000

		9,195,844

Apparel & Textiles—0.2%
Hanesbrands, Inc. (a)(c),
5.375%, 5/15/25	1,250	1,324,088

Auto Components—1.9%
Clarios Global LP (a)(c),
6.75%, 5/15/25	800	863,256
Dana, Inc.,
5.50%, 12/15/24	2,138	2,184,769
Goodyear Tire & Rubber Co.,
9.50%, 5/31/25	10,950	12,390,472

		15,438,497

Auto Manufacturers—4.0%
Ford Motor Co.,
8.50%, 4/21/23	15,050	16,994,084
9.00%, 4/22/25	7,000	8,610,945
Tesla, Inc. (a)(c),
5.30%, 8/15/25	6,223	6,495,256

		32,100,285

Building Materials—0.3%
Louisiana-Pacific Corp.,
4.875%, 9/15/24	2,686	2,758,186

Coal—0.6%
Cloud Peak Energy Resources LLC,
12.00%, 5/1/25	6,711	4,496,217

Commercial Services—2.3%
APX Group, Inc.,
8.50%, 11/1/24	12,688	13,368,648
Brink’s Co. (a)(c),
5.50%, 7/15/25	5,000	5,346,875

		18,715,523

Computers—0.1%
Dell International LLC (a)(c),
7.125%, 6/15/24	1,100	1,141,938

	Principal Amount (000s)	Value

Distribution/Wholesale—3.3%
Wolverine Escrow LLC (a)(c),
8.50%, 11/15/24	$12,400	$11,853,222
9.00%, 11/15/26	15,250	14,463,481

		26,316,703

Diversified Financial Services—9.5%
Alliance Data Systems Corp. (a)(c),
4.75%, 12/15/24	19,500	19,718,156
7.00%, 1/15/26	6,000	6,358,050
Global Aircraft Leasing Co., Ltd., PIK
7.25% (a)(c),
6.50%, 9/15/24	27,547	24,654,677
LD Holdings Group LLC (a)(c),
6.50%, 11/1/25	6,775	7,147,625
LPL Holdings, Inc. (a)(c),
5.75%, 9/15/25	9,107	9,443,230
PennyMac Financial Services, Inc. (a)(c),
5.375%, 10/15/25	750	794,063
SLM Corp.,
4.20%, 10/29/25	4,950	5,240,813
United Shore Financial Services LLC (a)(c),
5.50%, 11/15/25	3,000	3,168,750

		76,525,364

Engineering & Construction—0.8%
PowerTeam Services LLC (a)(c),
9.033%, 12/4/25	6,095	6,796,595

Entertainment—3.1%
Banijay Entertainment S.A.S. U. (a)(c),
5.375%, 3/1/25	12,250	12,735,345
International Game Technology PLC (a)(c),
6.25%, 2/15/22	7,930	8,202,514
SeaWorld Parks & Entertainment, Inc. (a)(c),
9.50%, 8/1/25	1,500	1,631,250
Wynn Resorts Finance LLC (a)(c),
7.75%, 4/15/25	1,800	1,952,937

		24,522,046

Equity Real Estate Investment Trusts (REITs)—1.6%
ESH Hospitality, Inc. (a)(c),
5.25%, 5/1/25	9,300	9,546,218
SBA Communications Corp.,
4.875%, 9/1/24	3,000	3,080,940

		12,627,158

Food & Beverage—0.9%
JBS USA LUX SA (a)(c),
5.75%, 6/15/25	7,000	7,245,000

Schedule of Investments

AllianzGI Short Duration High Income Fund

December 31, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value

Food Service—0.6%
Aramark Services, Inc. (a)(c),
5.00%, 4/1/25	$ 4,586	$ 4,730,459

Hand/Machine Tools—1.0%
Colfax Corp. (a)(c),
6.00%, 2/15/24	8,000	8,310,160

Healthcare-Products—1.0%
Fresenius U.S. Finance II, Inc. (a)(c),
4.25%, 2/1/21	7,795	7,815,665

Healthcare-Services—2.1%
Akumin, Inc. (a)(c),
7.00%, 11/1/25	14,250	15,015,938
RP Escrow Issuer LLC (a)(c),
5.25%, 12/15/25	1,400	1,466,038

		16,481,976

Home Builders—1.0%
Lennar Corp.,
6.25%, 12/15/21	6,500	6,679,563
Picasso Finance Sub, Inc. (a)(c),
6.125%, 6/15/25	900	964,305

		7,643,868

Household Products/Wares—0.3%
Spectrum Brands, Inc.,
5.75%, 7/15/25	2,099	2,170,051

Lodging—2.3%
Las Vegas Sands Corp.,
3.20%, 8/8/24	8,930	9,465,228
MGM Resorts International,
7.75%, 3/15/22	500	533,438
Wynn Las Vegas LLC (a)(c),
5.50%, 3/1/25	8,000	8,373,360

		18,372,026

Machinery-Diversified—0.3%
CNH Industrial Capital LLC,
4.375%, 4/5/22	2,675	2,796,478

Media—4.5%
AMC Networks, Inc.,
5.00%, 4/1/24	24,371	24,797,492
CCO Holdings LLC (a)(c),
5.75%, 2/15/26	9,750	10,072,725
TEGNA, Inc. (a)(c),
4.75%, 3/15/26	1,500	1,603,575

		36,473,792

Miscellaneous Manufacturing—1.9%
Hillenbrand, Inc.,
5.75%, 6/15/25	2,000	2,163,750
LSB Industries, Inc. (a)(c),
9.625%, 5/1/23	12,600	13,023,927

		15,187,677

	Principal Amount (000s)	Value

Oil, Gas & Consumable Fuels—7.7%
AmeriGas Partners L.P.,
5.50%, 5/20/25	$ 602	$ 668,220
5.625%, 5/20/24	4,510	4,870,800
CVR Energy, Inc. (a)(c),
5.25%, 2/15/25	27,929	27,003,852
PBF Holding Co. LLC,
7.25%, 6/15/25	32,000	20,803,520
9.25%, 5/15/25 (a)(c)	4,000	3,928,500
Sunoco L.P.,
4.875%, 1/15/23	4,500	4,573,102

		61,847,994

Pharmaceuticals—1.0%
Bausch Health Cos., Inc. (a)(c),
7.00%, 3/15/24	8,000	8,238,000

Pipelines—7.3%
Cheniere Energy Partners LP,
5.25%, 10/1/25	13,200	13,559,700
EQM Midstream Partners LP (a)(c),
6.00%, 7/1/25	8,000	8,770,000
New Fortress Energy, Inc. (a)(c),
6.75%, 9/15/25	16,700	17,717,447
NuStar Logistics LP,
5.75%, 10/1/25	3,450	3,679,425
PBF Logistics L.P.,
6.875%, 5/15/23	11,912	11,435,520
Rattler Midstream L.P. (a)(c),
5.625%, 7/15/25	3,000	3,176,250

		58,338,342

Real Estate—2.7%
Newmark Group, Inc.,
6.125%, 11/15/23	13,197	14,361,758
Realogy Group LLC (a)(c),
4.875%, 6/1/23	1,500	1,532,812
7.625%, 6/15/25	5,000	5,436,175

		21,330,745

Retail—5.8%
1011778 BC ULC (a)(c),
5.75%, 4/15/25	4,500	4,822,065
Carvana Co. (a)(c),
5.625%, 10/1/25	8,000	8,220,000
eG Global Finance PLC (a)(c),
6.75%, 2/7/25	8,250	8,509,875
8.50%, 10/30/25	9,104	9,663,896
GameStop Corp. (a)(c),
10.00%, 3/15/23	9,075	9,230,455
KFC Holding Co. (a)(c),
5.25%, 6/1/26	3,500	3,637,812
Sally Holdings LLC,
5.625%, 12/1/25	2,034	2,092,986

		46,177,089

Semiconductors—0.7%
ams AG (a)(c),
7.00%, 7/31/25	5,250	5,712,656

Schedule of Investments

AllianzGI Short Duration High Income Fund

December 31, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value

Software—1.5%
Veritas U.S., Inc. (a)(c),
7.50%, 2/1/23	$ 3,500	$3,514,963
7.50%, 9/1/25	8,000	8,220,000

		11,734,963

Telecommunications—5.0%
CenturyLink, Inc.,
5.80%, 3/15/22	500	522,187
Connect Finco SARL (a)(c),
6.75%, 10/1/26	26,140	28,193,820
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	5,830	5,983,037
Level 3 Financing, Inc.,
5.375%, 1/15/24	1,925	1,947,032
LogMeIn, Inc. (a)(c),
5.50%, 9/1/27	2,000	2,097,500
T-Mobile USA, Inc.,
6.50%, 1/15/26	1,500	1,554,375

		40,297,951

Toys/Games/Hobbies—1.4%
Mattel, Inc. (a)(c),
6.75%, 12/31/25	11,000	11,621,170

Transportation—2.7%
Fly Leasing Ltd.,
5.25%, 10/15/24	9,990	9,534,206
Fortress Transportation and Infrastructure Investors LLC (a)(c),
6.50%, 10/1/25	3,000	3,146,265
XPO Logistics, Inc. (a)(c),
6.25%, 5/1/25	1,500	1,617,023
6.75%, 8/15/24	6,900	7,339,875

		21,637,369

Total Corporate Bonds & Notes (cost—$664,075,347)		659,798,339

SENIOR LOANS (a)(b)—11.4%

Commercial Services & Supplies—6.5%
APX Group, Inc., 3 mo. LIBOR + 4.000%, 2020 Term Loan,
5.147%, 12/31/25	18,406	18,341,780
Asurion LLC,
3.397%, 12/23/26, 2020 Term Loan B8	8,089	8,018,269
6.647%, 8/4/25, 2017 2nd Lien Term Loan	25,371	25,618,582

		51,978,631

Electric Utilities—1.9%
Pacific Gas & Electric Company, 3 mo. LIBOR + 4.500%, 2020 Term Loan,
5.50%, 6/23/25	14,925	15,126,487

Pipelines—0.9%
Prairie ECI Acquiror LP, 1 mo. LIBOR + 4.750%, Term Loan B,
4.897%, 3/11/26	7,200	7,051,115

	Principal Amount (000s)	Value

Specialty Retail—2.1%
PetSmart, Inc., 3 mo. LIBOR + 3.500%, Consenting Term Loan,
4.50%, 3/11/22	$ 16,985	$ 17,026,178

Total Senior Loans (cost—$90,539,487)		91,182,411

ASSET-BACKED SECURITY—0.4%

Navajo Transitional Energy Co. LLC,
9.00%, 10/24/24 (cost—$9,049,748)	4,576	3,065,603

	Shares

COMMON STOCK—0.0%

Coal—0.0%
Cloud Peak Energy, Inc. (d)(e) (cost—$0)	40,020	— †

	Principal Amount (000s)
Repurchase Agreements—4.2%
State Street Bank and Trust Co., dated 12/31/20, 0.00%, due 1/4/21, proceeds $33,923,000; collateralized by U.S. Treasury Notes, 2.625%, due 6/30/23, valued at $34,601,519 including accrued interest (cost—$33,923,000)	$ 33,923	33,923,000

Total Investments (cost—$797,587,582)—98.2%		787,969,353

Other assets less liabilities—1.8%		14,186,115

Net Assets—100.0%		$802,155,468

Notes to Schedule of Investments:

†	Actual amount rounds to less than $1.
(a)

Private Placement—Restricted as to resale and may not have a readily available market. Private placement securities include Rule 144A securities. Securities with an aggregate value of $537,663,808, representing 67.0% of net assets.

(b)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on December 31, 2020.

Schedule of Investments

AllianzGI Short Duration High Income Fund

December 31, 2020 (unaudited) (continued)

(c)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $446,481,397, representing 55.7% of net assets.

(d)	Fair-Valued—Security with a value of $0, representing less than 0.05% of net assets.
(e)	Level 3 security.

Glossary:

LIBOR—London Inter-Bank Offered Rate

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Water Fund

December 31, 2020 (unaudited)

	Shares	Value

COMMON STOCK—96.4%

Australia—1.5%
Reliance Worldwide Corp., Ltd.	3,739,628	$11,709,438

Canada—2.9%
Algonquin Power & Utilities Corp.	1,412,292	23,244,181

China—0.8%
China Water Affairs Group Ltd.	8,212,000	6,423,866

France—2.0%
Veolia Environnement S.A.	645,273	15,910,708

Ireland—2.7%
STERIS PLC	45,000	8,529,300
Trane Technologies PLC	90,000	13,064,400

		21,593,700

Italy—1.0%
Hera SpA	2,286,513	8,320,475

Netherlands—3.9%
Aalberts NV	189,939	8,451,318
Arcadis NV (b)	688,577	22,745,164

		31,196,482

Sweden—3.5%
Alfa Laval AB (b)	1,027,958	28,388,562

Switzerland—12.0%
Bucher Industries AG	25,000	11,466,550
Geberit AG	56,584	35,419,918
Georg Fischer AG	23,047	29,744,910
Landis+Gyr Group AG (b)	99,104	7,785,630
Sika AG	43,340	11,814,191

		96,231,199

United Kingdom—13.2%
Halma PLC	1,331,376	44,588,130
Pennon Group PLC	1,388,141	17,966,665
Severn Trent PLC	882,829	27,560,197
United Utilities Group PLC	1,325,295	16,209,641

		106,324,633

United States—52.9%
Agilent Technologies, Inc.	143,743	17,032,108
American Water Works Co., Inc.	401,184	61,569,708
Badger Meter, Inc.	120,000	11,287,200
Danaher Corp.	203,862	45,285,905
Ecolab, Inc.	102,546	22,186,853
Evoqua Water Technologies Corp. (b)	474,476	12,801,362
Franklin Electric Co., Inc.	281,331	19,470,918
IDEX Corp.	233,384	46,490,093
Itron, Inc. (b)	227,221	21,790,494
Lindsay Corp.	50,000	6,423,000
PerkinElmer, Inc.	121,636	17,454,766
Tetra Tech, Inc.	289,483	33,516,342

	Shares	Value

Thermo Fisher Scientific, Inc.	56,509	$26,320,762
Trimble, Inc. (b)	140,000	9,347,800
Valmont Industries, Inc.	69,772	12,205,216
Waste Management, Inc.	123,575	14,573,200
Xylem, Inc.	462,717	47,099,963

		424,855,690

Total Common Stock (cost—$503,938,719)		774,198,934

	Principal Amount (000s)

Repurchase Agreements—3.0%
State Street Bank and Trust Co., dated 12/31/20, 0.00%, due 1/4/21, proceeds $24,418,000; collateralized by U.S. Treasury Notes, 2.625%, due 6/30/23, valued at $24,906,425 including accrued interest (cost—$24,418,000)	$24,418	24,418,000

Total Investments (cost—$528,356,719) (a)—99.4%		798,616,934

Other assets less liabilities—0.6%		5,135,102

Net Assets—100.0%		$803,752,036

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $304,505,363, representing 37.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	23.8%
Water Utilities	16.1%
Electronic Equipment, Instruments & Components	11.8%
Life Sciences Tools & Services	7.6%
Building Products	7.5%
Healthcare Equipment & Supplies	6.7%
Commercial Services & Supplies	6.0%
Multi-Utilities	5.9%
Construction & Engineering	4.4%
Chemicals	4.2%
Electrical Equipment	2.4%
Repurchase Agreements	3.0%
Other assets less liabilities	0.6%

100.0%

Notes to Schedule of Investments

December 31, 2020 (unaudited)

1. Security Valuation

Portfolio securities and other financial instruments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, based on quotes or other market information obtained from quotation reporting systems, established market makers or independent pricing services. As of December 31, 2020, the Allianz Funds Multi- Strategy Trust (the “Trust”) consisted of twelve separate investments series (each a “Fund” and collectively, the “Funds”). Investments in mutual funds are valued at the net asset value (“NAV”) as reported on each business day, and under normal circumstances. Exchange-traded funds (“ETFs”) are valued at their current market trading price. The Funds’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) of each Fund of the Trust has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available (including in cases where available market quotes are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”).The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Trust’s Valuation Committee may be selected or the Trust’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Trust’s Valuation Committee.

Short-term debt investments having a remaining maturity of 60 days or less are valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV of a Fund’s shares may change on days when an investor is not able to purchase or redeem or exchange shares.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m., Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors, where appropriate. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.

foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access
•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Investment Manager’s or the Trust’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the three months ended December 31, 2020 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds’ valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds’ valuation procedures are designed to value a security at the price the Funds may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Funds would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

Equity Securities (Common and Preferred Stock and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities—Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps—OTC credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker/dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans generally are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.

A summary of the inputs used at December 31, 2020 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedule of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/20
AllianzGI Convertible:
Investments in Securities—Assets
Convertible Bonds & Notes	—	$2,225,757,378	—	$2,225,757,378
Convertible Preferred Stock:
Diversified Financial Services	$20,930,120	16,803,890	—	37,734,010
Telecommunications	—	27,074,372	—	27,074,372
All Other	327,226,792	—	—	327,226,792
Repurchase Agreements	—	95,593,000	—	95,593,000

Totals	$348,156,912	$2,365,228,640	—	$2,713,385,552

AllianzGI Core Plus Bond:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$27,217,663	—	$27,217,663
Asset-Backed Securities	—	12,282,089	—	12,282,089
U.S. Government Agency Securities	—	9,283,695	—	9,283,695
U.S. Treasury Obligations	—	7,015,591	—	7,015,591
Preferred Stock	$691,759	—	—	691,759
Repurchase Agreements	—	424,000	—	424,000

	691,759	56,223,038	—	56,914,797

Other Financial Instruments*—Assets
Credit Contracts	—	179,460	—	179,460
Interest Rate Contracts	26,000	—	—	26,000

	26,000	179,460	—	205,460

Other Financial Instruments*—Liabilities
Credit Contracts	—	(101,794)	—	(101,794)
Interest Rate Contracts	(60,676)	—	—	(60,676)

	(60,676)	(101,794)	—	(162,470)

Totals	$657,083	$56,300,704	—	$56,957,787

AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock:
Canada	$147,619	—	—	$147,619
China	1,824,628	$5,460,560	—	7,285,188
India	409,353	320,395	—	729,748
Mexico	74,057	—	—	74,057
Russian Federation	218,917	—	—	218,917
Thailand	—	—	$157,382	157,382
United States	1,282,069	—	—	1,282,069
All Other	—	6,561,938	—	6,561,938
Repurchase Agreements	—	287,000	—	287,000

Totals	$3,956,643	$12,629,893	$157,382	$16,743,918

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/20

AllianzGI Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
Brazil	$1,667,574	$4,178,400	—	$5,845,974
China	1,013,594	61,478,113	—	62,491,707
Mexico	498,783	—	—	498,783
Russian Federation	619,310	1,720,742	—	2,340,052
Saudi Arabia	560,828	1,322,719	—	1,883,547
South Africa	1,198,235	2,680,798	—	3,879,033
United States	11,980,503	—	—	11,980,503
All Other	—	61,130,403	—	61,130,403
Preferred Stock	—	2,520,413	—	2,520,413
Repurchase Agreements	—	3,800,000	—	3,800,000

Totals	$17,538,827	$138,831,588	—	$156,370,415

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/20

AllianzGI Global Allocation:
Investments in Securities—Assets
Mutual Fund	$116,341,773	—	—	$116,341,773
Corporate Bonds & Notes	—	$36,444,945	—	36,444,945
U.S. Treasury Obligations	—	46,249,158	—	46,249,158
U.S. Government Agency Securities	—	29,415,049	—	29,415,049
Common Stock:
Air Freight & Logistics	—	132,171	—	132,171
Airlines	—	22,208	—	22,208
Banks	96,473	387,884	$84,540	568,897
Building Products	—	138,026	—	138,026
Capital Markets	338,062	150,206	—	488,268
Chemicals	—	205,841	—	205,841
Commercial Services & Supplies	604,194	193,729	—	797,923
Construction & Engineering	—	269,859	—	269,859
Construction Materials	—	—	78,213	78,213
Consumer Finance	—	4,405	—	4,405
Containers & Packaging	59,160	60,291	—	119,451
Diversified Financial Services	89,270	86,903	—	176,173
Diversified Telecommunication Services	616,246	1,052,532	—	1,668,778
Electric Utilities	1,134,190	520,396	—	1,654,586
Electronic Equipment, Instruments & Components	109,677	78,921	—	188,598
Entertainment	110,423	84,116	—	194,539
Equity Real Estate Investment Trusts (REITs)	768,673	268,046	—	1,036,719
Food & Staples Retailing	600,160	484,932	—	1,085,092
Food Products	757,874	713,079	1,171	1,472,124
Gas Utilities	—	171,973	—	171,973
Healthcare Equipment & Supplies	—	92,279	—	92,279
Healthcare Providers & Services	648,559	277,256	—	925,815
Hotels, Restaurants & Leisure	239,952	87,830	—	327,782
Household Durables	—	151,667	—	151,667
Household Products	714,296	53,711	—	768,007
Independent Power Producers & Energy Traders	50,248	24,249	—	74,497
Industrial Conglomerates	—	107,410	—	107,410
Insurance	720,014	428,031	—	1,148,045
Interactive Media & Services	—	86,344	—	86,344
IT Services	1,145,842	146,577	—	1,292,419
Leisure Equipment & Products	—	54,115	—	54,115
Life Sciences Tools & Services	71,701	51,501	—	123,202
Machinery	—	83,599	—	83,599
Multi-Utilities	699,710	16,184	—	715,894
Oil, Gas & Consumable Fuels	—	161,252	64,879	226,131
Personal Products	—	59,974	—	59,974
Pharmaceuticals	1,488,757	620,860	—	2,109,617
Real Estate	—	32,287	—	32,287
Real Estate Management & Development	67,089	344,363	—	411,452
Road & Rail	—	59,639	—	59,639
Semiconductors & Semiconductor Equipment	759,834	18,201	—	778,035
Software	798,226	36,790	—	835,016
Specialty Retail	459,855	209,421	—	669,276
Technology Hardware, Storage & Peripherals	149,276	514,475	—	663,751
Textiles, Apparel & Luxury Goods	—	148,069	—	148,069
Transportation Infrastructure	—	88,615	—	88,615
Wireless Telecommunication Services	90,163	401,415	—	491,578
All Other	3,587,679	—	—	3,587,679
Exchange-Traded Funds	21,667,748	—	—	21,667,748
Asset-Backed Securities	—	9,437,656	—	9,437,656
Mortgage-Backed Securities	—	1,074,818	—	1,074,818
Preferred Stock	97,094	—	—	97,094
Rights	—	—	58	58
Repurchase Agreements	—	9,896,000	—	9,896,000

	155,082,218	141,899,258	228,861	297,210,337

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 12/31/20
Other Financial Instruments*—Assets
Credit Contracts	—	52,551		—	52,551
Foreign Exchange Contracts	167,775	—		—	167,775
Interest Rate Contracts	108,286	—		—	108,286
Market Price	709,241	—		—	709,241

	985,302	52,551		—	1,037,853

Other Financial Instruments*—Liabilities
Credit Contracts	—	(490)		—	(490)
Foreign Exchange Contracts	(6,352)	—		—	(6,352)
Interest Rate Contracts	(20,409)	—		—	(20,409)
Market Price	(30,940)	—		—	(30,940)

	(57,701)	(490)		—	(58,191)

Totals	$156,009,819	$141,951,319		$228,861	$298,189,999

AllianzGI Global Dynamic Allocation:
Investments in Securities—Assets
Common Stock:
Australia	$25,726	$217,553		—	$243,279
Austria	15,091	54,018		—	69,109
Belgium	6,158	52,828		—	58,986
Brazil	404,411	76,929		—	481,340
Chile	—	4,626		—	4,626
China	490,935	928,071	$	— †	1,419,006
Colombia	—	22,868		—	22,868
Czech Republic	6,930	10,275		—	17,205
Denmark	2,423	718,312		—	720,735
Finland	1,627	53,250		—	54,877
France	1,566	774,928		—	776,494
Germany	38,180	1,292,319		—	1,330,499
Greece	—	22,376		—	22,376
Hong Kong	—	317,500		—	317,500
Hungary	—	32,698		—	32,698
Indonesia	—	18,882		—	18,882
Ireland	93,244	157,092		—	250,336
Israel	9,304	21,835		—	31,139
Italy	—	141,661		—	141,661
Japan	—	1,383,893		—	1,383,893
Korea (Republic of)	—	334,850		15,416	350,266
Malaysia	—	55,637		—	55,637
Netherlands	40,099	655,654		—	695,753
New Zealand	—	202,318		—	202,318
Norway	—	70,130		—	70,130
Philippines	—	6,452		—	6,452
Poland	—	23,326		—	23,326
Portugal	—	14,532		—	14,532
Singapore	81,565	32,335		2,915	116,815
South Africa	—	104,706		—	104,706
Spain	5,664	155,790		—	161,454
Sweden	7,289	339,660		—	346,949
Switzerland	4,073	1,078,841		—	1,082,914
Taiwan	132,349	490,090		—	622,439
Thailand	—	—		24,598	24,598
Turkey	—	41,451		—	41,451
United Kingdom	39,301	427,774		—	467,075
All Other	14,433,251	—		—	14,433,251
Corporate Bonds & Notes	—	13,664,019		—	13,664,019
Exchange-Traded Funds	2,416,600	—		—	2,416,600
Mutual Fund	753,480	—		—	753,480
U.S. Treasury Obligations	—	281,908		—	281,908
Preferred Stock:
Chile	5,463	—		—	5,463
United States	50,330	—		—	50,330
All Other	—	137,997		—	137,997
Rights	510	—		—	510
Repurchase Agreements	—	1,775,000		—	1,775,000

	19,065,569	26,194,384		42,929	45,302,882

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/20
Other Financial Instruments*—Assets
Interest Rate Contracts	4,160	—	—	4,160
Market Price	110,829	—	—	110,829

	114,989	—	—	114,989

Other Financial Instruments*—Liabilities
Credit Contracts	—	(25,978)	—	(25,978)
Interest Rate Contracts	(17,262)	—	—	(17,262)

	(17,262)	(25,978)	—	(43,240)

Totals	$19,163,296	$26,168,406	$42,929	$45,374,631

AllianzGI Global Sustainability:
Investments in Securities—Assets
Common Stock:
Australia	—	$2,743,829	—	$2,743,829
Denmark	—	2,720,258	—	2,720,258
France	—	5,305,730	—	5,305,730
Germany	—	12,140,236	—	12,140,236
Hong Kong	—	2,490,843	—	2,490,843
Japan	—	11,461,422	—	11,461,422
Korea (Republic of)	—	3,764,890	—	3,764,890
Spain	—	3,159,412	—	3,159,412
Sweden	—	7,238,012	—	7,238,012
Switzerland	—	6,769,820	—	6,769,820
United Kingdom	—	14,621,714	—	14,621,714
All Other	$109,797,631	—	—	109,797,631
Repurchase Agreements	—	4,501,000	—	4,501,000

Totals	$109,797,631	$76,917,166	—	$186,714,797

AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes:
Commercial Services	—	$2,311,159	$42,141	$2,353,300
Diversified Financial Services	—	2,852,709	2,594,046	5,446,755
Media	—	6,104,960	3	6,104,963
All Other	—	59,248,769	—	59,248,769
Preferred Stock	—	—	5,738,950	5,738,950
Common Stock	—	—	76,246	76,246
Warrants	—	—	37,303	37,303
Repurchase Agreements	—	1,475,000	—	1,475,000

Totals	—	$71,992,597	$8,488,689	$80,481,286

AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock:
Austria	$1,408,591	—	—	$1,408,591
Germany	2,634,478	$6,639,246	—	9,273,724
Hong Kong	630,794	1,737,964	—	2,368,758
New Zealand	207,534	—	—	207,534
Thailand	—	—	$164,633	164,633
All Other	—	68,779,506	—	68,779,506
Preferred Stock	—	1,347,723	—	1,347,723
Repurchase Agreements	—	1,512,000	—	1,512,000

	4,881,397	80,016,439	164,633	85,062,469

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	336	—	336

Totals	$4,881,397	$80,016,775	$164,633	$85,062,805

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 12/31/20

AllianzGI Preferred Securities and Income:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$16,031,803	—		$16,031,803
Preferred Stock	$4,545,642	—	—		4,545,642
Common Stock	1,006,791	—	—		1,006,791
Repurchase Agreements	—	328,000	—		328,000

	5,552,433	16,359,803	—		21,912,236

Other Financial Instruments*—Assets
Interest Rate Contracts	723	—	—		723
Other Financial Instruments*—Liabilities
Credit Contracts	—	(15,279)	—		(15,279)

Totals	$5,553,156	$16,344,524	—		$21,897,680

AllianzGI Short Duration High Income:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$659,798,339	—		$659,798,339
Senior Loans	—	91,182,411	—		91,182,411
Asset-Backed Securities	—	3,065,603	—		3,065,603
Common Stock	—	—	—	†	—	†
Repurchase Agreements	—	33,923,000	—		33,923,000

Totals	—	$787,969,353	—	†	$787,969,353

AllianzGI Water:
Investments in Securities—Assets
Common Stock:
Australia	—	$11,709,438	—		$11,709,438
China	—	6,423,866	—		6,423,866
France	—	15,910,708	—		15,910,708
Italy	—	8,320,475	—		8,320,475
Netherlands	—	31,196,482	—		31,196,482
Sweden	—	28,388,562	—		28,388,562
Switzerland	—	96,231,199	—		96,231,199
United Kingdom	—	106,324,633	—		106,324,633
All Other	$469,693,571	—	—		469,693,571
Repurchase Agreements	—	24,418,000	—		24,418,000

Totals	$469,693,571	$328,923,363	—		$798,616,934

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended December 31, 2020, was as follows:

	Beginning Balance 9/30/20	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/20
AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock:
Thailand	$562,910	$—	$(433,772)	$—	$(34,654)	$62,898	$—	$—	$157,382

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.

	Beginning Balance 9/30/20	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/20
AllianzGI Global Allocation:
Investments in Securities—Assets
Common Stock:
Banks	$—	$81,204		$—	$—	$—	$3,336	$—	$—	$84,540
Construction Materials	—	74,271		—	—	—	3,942	—	—	78,213
Food Products	—	1,037		—	—	—	134	—	—	1,171
Oil, Gas & Consumable Fuels	—	57,516		—	—	—	7,363	—	—	64,879
Rights:	—	—	†,@	—	—	—	58	—	—	58

Totals	$—	$214,028		$—	$—	$—	$14,833	$—	$—	$228,861

	Beginning Balance 9/30/20		Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3**	Transfers out of Level 3	Ending Balance 12/31/20
AllianzGI Global Dynamic Allocation:
Investments in Securities—Assets
Common Stock:
China	$—	†	$—	$—	$—	$—	$—	$—	$—	$—	†
Korea (Republic of)	—		—	—	—	—	—	15,416	—	15,416
Singapore	2,447		—	—	—	—	76	392	—	2,915
Thailand	6,293		8,924@	(6,004)	—	3,029	12,356	—	—	24,598

Totals	$8,740		$8,924	$(6,004)	$—	$3,029	$12,432	$15,808	$—	$42,929

	Beginning Balance 9/30/20	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/20
AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes:
Commercial Services	$42,141	$—	$—	$—	$—	$—	$—	$—	$42,141

Diversified Financial Services	2,723,555	175,660	—	7,515	—	(312,684)	—	—	2,594,046
Media	3	—	—	—	—	—	—	—	3
Preferred Stock	4,799,228	—	—	—	—	939,722	—	—	5,738,950
Common Stock:
Aerospace & Defense	34,802	—	—	—	—	41,436	—	—	76,238
Banks	1	—	—	—	—	—	—	—	1
Media	7	—	—	—	—	—	—	—	7
Warrants:
Advertising	16,254	—	—	—	—	21,048	—	—	37,302
Media	1	—	—	—	—	—	—	—	1

Totals	$7,615,992	$175,660	$—	$7,515	$—	$689,522	$—	$—	$8,488,689

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.

	Beginning Balance 9/30/20	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/20
AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock:
Thailand	$531,891	$—	$(358,305)	$—	$(28,966)	$20,013	$—	$—	$164,633

The tables above may include Level 3 investments that are valued by brokers and independent pricing services.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2020:

	Ending Balance at 12/31/20	Valuation Technique Used	Unobservable Inputs	Input Values (Ranges)
AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes:
Diversified Financial Services	$594,046	Market and Company Comparables	EV Multiples	1.05x (0.61x-1.83x) 3.11x (0.94x-4.43x) 0.63x (0.38x-0.87x)
			Illiquidity Discount	20%
Preferred Stock:
Media	$399,464	Market and Company Comparables	EV Multiples	0.95x (0.36x-2.39x)
			Illiquidity Discount	1%-25%
	$5,339,486	Market and Company Comparables	EV Multiples	0.95x (0.36x-2.39x)
			Illiquidity Discount	25%
Common Stock:
Aerospace & Defense	$76,238	Market and Company Comparables	EV Multiples	1.06x (0.60x-2.02x) 9.86x (-24.03x-32.90x) 1.02x (0.43x-1.84x)
			M&A Transaction Multiples	0.92x (0.43x-1.96x)
			Illiquidity Discount	40%
Warrants:
Advertising	$37,302	Market and Company Comparables	EV Multiples	2.22x (1.24x-8.25x) 10.3x (6.26x-25.68x)
		Black-Scholes Model	Volatility	32.98%
			Implied Price	$55.90

*

Other financial instruments are derivatives, such as future contracts, swap agreements and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) of the instrument.

**	Transferred out of Level 2 and into Level 3 due (Virtus to provide).
†	Actual amount rounds to less than $1.
@	Issued via corporate action.

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Funds held at December 31, 2020 was:

AllianzGI Emerging Markets Consumer	$5,096
AllianzGI Global Allocation	14,833
AllianzGI Global Dynamic Allocation	14,618
AllianzGI High Yield Bond	689,522
AllianzGI International Small-Cap	7,439

2. Subsequent Event

Effective February 1, 2020, Virtus subsidiary companies became the investment adviser, distributor, administrator and transfer agent to the Funds. Virtus Investment Advisers, Inc. (“VIA”), an indirect, wholly owned subsidiary of Virtus, is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers. The Funds’ subadvisers are Allianz Global Investors U.S. LLC (“AllianzGI”), the former investment adviser to all of the Funds, and NFJ Investment Group, LLC, which is a newly formed indirect, wholly owned subsidiary of Virtus the portfolio management team of which was previously employed by AllianzGI. The portfolio managers of theFunds are generally the same as of February 1, 2021, as they were during the period covered in this report.

Valuation of Investments.

On February 1, 2021, the Trust adopted an amended valuation policy, which changed the pricing methodology for debt instruments and options from mean to bid, and mean to last trade, respectively

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.